Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	20,100	227,130
Entertainment 0.6%
Glu Mobile, Inc.(a)	43,000	214,570
Take-Two Interactive Software, Inc.(a)	2,750	344,685
Total		559,255
Interactive Media & Services 0.4%
DHI Group, Inc.(a)	21,200	81,620
Meet Group, Inc. (The)(a)	88,500	289,838
Total		371,458
Media 1.0%
Entravision Communications Corp., Class A	26,500	84,270
EW Scripps Co. (The), Class A	3,600	47,808
Gray Television, Inc.(a)	7,900	128,928
National CineMedia, Inc.	37,500	307,500
Nexstar Media Group, Inc., Class A	3,550	363,200
TEGNA, Inc.	7,300	113,369
Total		1,045,075
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications Co.	7,900	250,983
Total Communication Services		2,453,901
Consumer Discretionary 11.8%
Auto Components 1.1%
Dana, Inc.	5,500	79,420
Dorman Products, Inc.(a)	5,182	412,176
LCI Industries	1,952	179,291
Modine Manufacturing Co.(a)	16,100	183,057
Visteon Corp.(a)	3,016	248,941
Total		1,102,885
Distributors 0.2%
Funko, Inc., Class A(a)	10,400	213,980
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.(a)	736	28,034
Career Education Corp.(a)	5,500	87,395
Collectors Universe, Inc.	10,700	304,736
Common Stocks (continued)
Issuer	Shares	Value ($)
Grand Canyon Education, Inc.(a)	1,990	195,418
K12, Inc.(a)	11,600	306,240
Total		921,823
Hotels, Restaurants & Leisure 2.7%
Boyd Gaming Corp.	1,500	35,925
Brinker International, Inc.	8,300	354,161
Churchill Downs, Inc.	2,300	283,946
Dave & Buster’s Entertainment, Inc.	6,145	239,348
Dine Brands Global, Inc.	6,175	468,435
Everi Holdings, Inc.(a)	34,800	294,408
Extended Stay America, Inc.	23,304	341,171
Red Rock Resorts, Inc., Class A	12,720	258,280
SeaWorld Entertainment, Inc.(a)	12,000	315,840
Wendy’s Co. (The)	9,918	198,162
Total		2,789,676
Household Durables 2.1%
Cavco Industries, Inc.(a)	818	157,130
D.R. Horton, Inc.	6,200	326,802
Ethan Allen Interiors, Inc.	3,000	57,300
Helen of Troy Ltd.(a)	1,739	274,171
iRobot Corp.(a)	3,912	241,253
KB Home	5,900	200,600
M/I Homes, Inc.(a)	3,850	144,952
Skyline Champion Corp.(a)	6,244	187,882
Taylor Morrison Home Corp., Class A(a)	15,200	394,288
TopBuild Corp.(a)	1,633	157,470
Total		2,141,848
Internet & Direct Marketing Retail 0.2%
Stamps.com, Inc.(a)	2,900	215,905
Leisure Products 0.8%
Brunswick Corp.	2,465	128,476
Malibu Boats, Inc., Class A(a)	10,700	328,276
MasterCraft Boat Holdings, Inc.(a)	14,026	209,338
Sturm Ruger & Co., Inc.	3,600	150,336
Total		816,426
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.9%
Aaron’s, Inc.	4,900	314,874
American Eagle Outfitters, Inc.	9,000	145,980
Bed Bath & Beyond, Inc.	19,800	210,672
Boot Barn Holdings, Inc.(a)	6,137	214,181
Children’s Place, Inc. (The)	2,500	192,475
Foot Locker, Inc.	5,200	224,432
Genesco, Inc.(a)	6,500	260,130
Hibbett Sports, Inc.(a)	13,100	299,990
Lithia Motors, Inc., Class A	2,380	315,065
Office Depot, Inc.	113,400	199,017
Rent-A-Center, Inc.	10,620	273,890
Shoe Carnival, Inc.	4,100	132,881
Sleep Number Corp.(a)	3,200	132,224
Total		2,915,811
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.(a)	1,600	44,416
Deckers Outdoor Corp.(a)	2,315	341,138
Fossil Group, Inc.(a)	20,600	257,706
Levi Strauss & Co., Class A(a)	16,600	316,064
Total		959,324
Total Consumer Discretionary		12,077,678
Consumer Staples 3.6%
Beverages 0.1%
Cott Corp.	11,507	143,492
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	17,197	444,887
Ingles Markets, Inc., Class A	6,500	252,590
SpartanNash Co.	20,200	238,966
Total		936,443
Food Products 1.0%
Calavo Growers, Inc.	1,227	116,786
John B. Sanfilippo & Son, Inc.	3,750	362,250
Post Holdings, Inc.(a)	2,200	232,848
TreeHouse Foods, Inc.(a)	5,200	288,340
Total		1,000,224
Household Products 0.3%
WD-40 Co.	1,730	317,524
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 1.0%
Edgewell Personal Care Co.(a)	6,350	206,312
Inter Parfums, Inc.	3,785	264,836
Medifast, Inc.	2,900	300,527
Usana Health Sciences, Inc.(a)	3,470	237,313
Total		1,008,988
Tobacco 0.3%
Universal Corp.	3,550	194,576
Vector Group Ltd.	6,920	82,417
Total		276,993
Total Consumer Staples		3,683,664
Energy 3.1%
Energy Equipment & Services 1.3%
Core Laboratories NV	3,022	140,886
Helmerich & Payne, Inc.	3,500	140,245
Keane Group, Inc.(a)	43,900	266,034
Liberty Oilfield Services, Inc., Class A	16,000	173,280
Matrix Service Co.(a)	16,600	284,524
Patterson-UTI Energy, Inc.	15,000	128,250
TechnipFMC PLC	8,600	207,604
Total		1,340,823
Oil, Gas & Consumable Fuels 1.8%
Arch Coal, Inc.	3,400	252,280
California Resources Corp.(a)	13,600	138,720
Callon Petroleum Co.(a)	12,555	54,489
CVR Energy, Inc.	7,350	323,620
Delek U.S. Holdings, Inc.	14,350	520,905
Denbury Resources, Inc.(a)	32,900	39,151
REX American Resources Corp.(a)	1,218	92,970
Southwestern Energy Co.(a)	32,700	63,111
W&T Offshore, Inc.(a)	9,100	39,767
World Fuel Services Corp.	2,650	105,841
WPX Energy, Inc.(a)	22,100	234,039
Total		1,864,893
Total Energy		3,205,716

2	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.1%
Banks 7.7%
Bancorp, Inc. (The)(a)	35,700	353,430
Bank of NT Butterfield & Son Ltd. (The)	7,473	221,500
Cadence BanCorp	8,000	140,320
Cathay General Bancorp	11,100	385,559
ConnectOne Bancorp, Inc.	5,000	111,000
Customers Bancorp, Inc.(a)	15,010	311,307
East West Bancorp, Inc.	6,400	283,456
First BanCorp	35,900	358,282
First Busey Corp.	7,025	177,592
Fulton Financial Corp.	16,100	260,498
Great Southern Bancorp, Inc.	5,711	325,241
Hancock Whitney Corp.	16,800	643,356
Hilltop Holdings, Inc.	14,800	353,572
Huntington Bancshares, Inc.	21,000	299,670
Iberiabank Corp.	5,725	432,466
International Bancshares Corp.	9,565	369,400
Lakeland Financial Corp.	3,745	164,705
Metropolitan Bank Holding Corp.(a)	1,050	41,297
Nicolet Bankshares, Inc.(a)	1,075	71,563
OFG Bancorp	16,200	354,780
Popular, Inc.	7,400	400,192
Preferred Bank	6,750	353,565
Prosperity Bancshares, Inc.	4,200	296,646
TCF Financial Corp.	6,258	238,242
Trico Bancshares	3,770	136,851
United Community Banks, Inc.	6,900	195,615
Western Alliance Bancorp	5,800	267,264
Zions Bancorp	7,200	320,544
Total		7,867,913
Capital Markets 2.1%
Ares Management Corp., Class A	8,110	217,429
Cohen & Steers, Inc.	5,850	321,341
E*TRADE Financial Corp.	4,700	205,343
Federated Investors, Inc., Class B	12,600	408,366
Hamilton Lane, Inc., Class A	3,454	196,740
Common Stocks (continued)
Issuer	Shares	Value ($)
Houlihan Lokey, Inc.	10,801	487,125
Waddell & Reed Financial, Inc., Class A	19,500	335,010
Total		2,171,354
Consumer Finance 1.3%
Encore Capital Group, Inc.(a)	9,600	319,920
Enova International, Inc.(a)	12,900	267,675
FirstCash, Inc.	2,747	251,817
Nelnet, Inc., Class A	5,365	341,214
Regional Management Corp.(a)	2,100	59,136
SLM Corp.	12,300	108,548
Total		1,348,310
Diversified Financial Services 0.3%
Voya Financial, Inc.	5,700	310,308
Insurance 1.5%
American Equity Investment Life Holding Co.	10,900	263,780
Employers Holdings, Inc.	8,400	366,072
Genworth Financial, Inc., Class A(a)	37,500	165,000
MBIA, Inc.(a)	22,000	203,060
Palomar Holdings, Inc.(a)	6,022	237,387
Selective Insurance Group, Inc.	950	71,430
Universal Insurance Holdings, Inc.	6,248	187,378
Total		1,494,107
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Ellington Financial, Inc.	16,600	299,962
New Residential Investment Corp.	11,800	185,024
PennyMac Mortgage Investment Trust	15,100	335,673
Starwood Property Trust, Inc.	6,000	145,320
Western Asset Mortgage Capital Corp.	11,400	110,010
Total		1,075,989
Thrifts & Mortgage Finance 3.2%
Axos Financial, Inc.(a)	7,900	218,435
Essent Group Ltd.	9,550	455,248
Federal Agricultural Mortgage Corp.	4,250	347,055
Flagstar Bancorp, Inc.	9,400	351,090
Merchants Bancorp	19,661	325,193
MGIC Investment Corp.	16,200	203,796
NMI Holdings, Inc., Class A(a)	12,700	333,502
Radian Group, Inc.	20,700	472,788

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Walker & Dunlop, Inc.	6,347	354,988
Washington Federal, Inc.	6,100	225,639
Total		3,287,734
Total Financials		17,555,715
Health Care 15.0%
Biotechnology 5.5%
ACADIA Pharmaceuticals, Inc.(a)	6,210	223,498
Agios Pharmaceuticals, Inc.(a)	5,469	177,196
Alder Biopharmaceuticals, Inc.(a)	7,164	135,113
Amicus Therapeutics, Inc.(a)	24,378	195,512
Anika Therapeutics, Inc.(a)	4,309	236,521
Apellis Pharmaceuticals, Inc.(a)	5,040	121,414
Arena Pharmaceuticals, Inc.(a)	4,240	194,065
Argenx SE, ADR(a)	1,485	169,231
ArQule, Inc.(a)	5,640	40,439
Arrowhead Pharmaceuticals, Inc.(a)	2,830	79,749
Atara Biotherapeutics, Inc.(a)	5,720	80,766
bluebird bio, Inc.(a)	1,350	123,957
Blueprint Medicines Corp.(a)	2,565	188,451
Dynavax Technologies Corp.(a)	20,865	74,592
Fate Therapeutics, Inc.(a)	7,851	121,926
FibroGen, Inc.(a)	2,310	85,424
Genomic Health, Inc.(a)	3,359	227,807
Gossamer Bio, Inc.(a)	5,518	92,647
Immunomedics, Inc.(a)	40,909	542,453
Insmed, Inc.(a)	9,527	168,056
Intercept Pharmaceuticals, Inc.(a)	3,548	235,445
Kiniksa Pharmaceuticals Ltd., Class A(a)	15,898	135,292
MacroGenics, Inc.(a)	13,993	178,551
Medicines Co. (The)(a)	4,820	241,000
Mirati Therapeutics, Inc.(a)	2,350	183,088
Precision BioSciences, Inc.(a)	10,299	86,409
Repligen Corp.(a)	1,445	110,817
Rubius Therapeutics, Inc.(a)	8,180	64,213
Sage Therapeutics, Inc.(a)	1,205	169,049
Sarepta Therapeutics, Inc.(a)	1,510	113,733
SpringWorks Therapeutics, Inc.(a)	6,164	133,636
TCR2 Therapeutics, Inc.(a)	10,210	153,456
Turning Point Therapeutics, Inc.(a)	3,858	145,061
Common Stocks (continued)
Issuer	Shares	Value ($)
Ultragenyx Pharmaceutical, Inc.(a)	6,052	258,905
uniQure NV(a)	3,100	122,016
Total		5,609,488
Health Care Equipment & Supplies 3.7%
Atrion Corp.	355	276,605
AxoGen, Inc.(a)	17,596	219,598
CryoLife, Inc.(a)	7,700	209,055
Integer Holdings Corp.(a)	4,925	372,133
iRhythm Technologies, Inc.(a)	1,476	109,387
Lantheus Holdings, Inc.(a)	14,200	355,923
Meridian Bioscience, Inc.	26,400	250,536
Merit Medical Systems, Inc.(a)	3,100	94,426
Natus Medical, Inc.(a)	4,300	136,912
NuVasive, Inc.(a)	2,550	161,619
Penumbra, Inc.(a)	1,615	217,201
Quidel Corp.(a)	6,175	378,836
SI-BONE, Inc.(a)	10,970	193,840
Tactile Systems Technology, Inc.(a)	5,835	246,937
Teleflex, Inc.	700	237,825
Varex Imaging Corp.(a)	10,100	288,254
Zynex, Inc.	6,500	61,815
Total		3,810,902
Health Care Providers & Services 2.6%
Amedisys, Inc.(a)	535	70,090
AMN Healthcare Services, Inc.(a)	2,450	141,022
Chemed Corp.	524	218,807
Corvel Corp.(a)	3,650	276,305
Ensign Group, Inc. (The)	2,400	113,832
Hanger, Inc.(a)	7,086	144,413
HealthEquity, Inc.(a)	5,313	303,611
LHC Group, Inc.(a)	2,600	295,256
Magellan Health, Inc.(a)	5,400	335,340
National Research Corp., Class A	6,307	364,229
Tenet Healthcare Corp.(a)	7,100	157,052
Tivity Health, Inc.(a)	8,815	146,594
Triple-S Management Corp., Class B(a)	5,935	79,529
Total		2,646,080

4	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.2%
HealthStream, Inc.(a)	7,500	194,175
Life Sciences Tools & Services 1.1%
Medpace Holdings, Inc.(a)	4,775	401,291
NanoString Technologies, Inc.(a)	8,474	182,954
Syneos Health, Inc.(a)	9,800	521,458
Total		1,105,703
Pharmaceuticals 1.9%
Aerie Pharmaceuticals, Inc.(a)	5,200	99,944
Amphastar Pharmaceuticals, Inc.(a)	14,600	289,518
ANI Pharmaceuticals, Inc.(a)	450	32,796
Endo International PLC(a)	17,800	57,138
GW Pharmaceuticals PLC, ADR(a)	2,733	314,377
Horizon Therapeutics PLC(a)	14,760	401,915
Odonate Therapeutics, Inc.(a)	6,450	167,893
Optinose, Inc.(a)	16,819	117,733
Reata Pharmaceuticals, Inc., Class A(a)	2,055	164,996
Supernus Pharmaceuticals, Inc.(a)	4,335	119,126
Theravance Biopharma, Inc.(a)	9,732	189,579
Total		1,955,015
Total Health Care		15,321,363
Industrials 15.5%
Aerospace & Defense 0.6%
BWX Technologies, Inc.	5,617	321,349
Curtiss-Wright Corp.	2,050	265,208
Vectrus, Inc.(a)	950	38,618
Total		625,175
Air Freight & Logistics 0.3%
Echo Global Logistics, Inc.(a)	8,800	199,320
Radiant Logistics, Inc.(a)	12,700	65,659
Total		264,979
Airlines 0.3%
Skywest, Inc.	4,700	269,780
Building Products 2.3%
Advanced Drainage Systems, Inc.	10,900	351,743
American Woodmark Corp.(a)	4,050	360,086
Armstrong World Industries, Inc.	3,400	328,780
Builders FirstSource, Inc.(a)	19,600	403,270
Common Stocks (continued)
Issuer	Shares	Value ($)
CSW Industrials, Inc.	4,500	310,635
Gibraltar Industries, Inc.(a)	7,550	346,847
Quanex Building Products Corp.	17,100	309,168
Total		2,410,529
Commercial Services & Supplies 2.0%
Brady Corp., Class A	4,000	212,200
Brink’s Co. (The)	2,738	227,117
Deluxe Corp.	3,850	189,266
Ennis, Inc.	7,700	155,617
Herman Miller, Inc.	8,400	387,156
HNI Corp.	8,700	308,850
Knoll, Inc.	8,861	224,626
Unifirst Corp.	1,628	317,656
Total		2,022,488
Construction & Engineering 1.7%
Comfort Systems U.S.A., Inc.	5,378	237,869
EMCOR Group, Inc.	3,250	279,890
Granite Construction, Inc.	5,700	183,141
Great Lakes Dredge & Dock Corp.(a)	31,910	333,460
MasTec, Inc.(a)	11,525	748,318
Total		1,782,678
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	20,312	616,469
GrafTech International Ltd.	19,700	252,160
Sunrun, Inc.(a)	14,000	233,870
Total		1,102,499
Machinery 2.6%
EnPro Industries, Inc.	5,150	353,548
Gardner Denver Holdings, Inc.(a)	7,300	206,517
Gorman-Rupp Co.	2,100	73,059
ITT, Inc.	5,570	340,828
Mueller Industries, Inc.	9,100	260,988
Navistar International Corp.(a)	6,000	168,660
Oshkosh Corp.	4,150	314,570
Rexnord Corp.(a)	15,000	405,750
SPX Corp.(a)	5,214	208,612
Wabash National Corp.	21,100	306,161
Total		2,638,693

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.0%
Costamare, Inc.	9,900	60,093
Professional Services 2.0%
Barrett Business Services, Inc.	3,400	301,988
Exponent, Inc.	4,150	290,085
Heidrick & Struggles International, Inc.	9,900	270,270
ICF International, Inc.	2,866	242,091
Insperity, Inc.	375	36,982
Kforce, Inc.	9,850	372,675
Korn/Ferry International	4,300	166,152
TriNet Group, Inc.(a)	5,325	331,162
Total		2,011,405
Road & Rail 0.6%
ArcBest Corp.	5,830	177,524
Hertz Global Holdings, Inc.(a)	9,322	129,016
Saia, Inc.(a)	3,825	358,402
Total		664,942
Trading Companies & Distributors 2.0%
Air Lease Corp.	6,256	261,626
Applied Industrial Technologies, Inc.	6,185	351,308
BMC Stock Holdings, Inc.(a)	14,800	387,464
Foundation Building Materials, Inc.(a)	5,500	85,195
GMS, Inc.(a)	11,300	324,536
SiteOne Landscape Supply, Inc.(a)	2,606	192,896
Titan Machinery, Inc.(a)	7,600	108,984
Triton International Ltd.	5,191	175,663
Veritiv Corp.(a)	8,700	157,296
Total		2,044,968
Total Industrials		15,898,229
Information Technology 14.4%
Communications Equipment 1.2%
Acacia Communications, Inc.(a)	2,100	137,340
ADTRAN, Inc.	15,000	170,175
Ciena Corp.(a)	7,000	274,610
Extreme Networks, Inc.(a)	26,600	193,515
Lumentum Holdings, Inc.(a)	4,200	224,952
Viavi Solutions, Inc.(a)	15,500	217,077
Total		1,217,669
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.0%
AVX Corp.	8,100	123,120
Badger Meter, Inc.	4,742	254,645
Belden, Inc.	4,550	242,697
Benchmark Electronics, Inc.	11,700	340,002
ePlus, Inc.(a)	2,531	192,584
Fabrinet(a)	7,200	376,560
PC Connection, Inc.	4,750	184,775
Rogers Corp.(a)	1,374	187,840
SYNNEX Corp.	3,300	372,570
Tech Data Corp.(a)	3,175	330,962
Vishay Intertechnology, Inc.	16,900	286,117
Vishay Precision Group, Inc.(a)	5,050	165,337
Total		3,057,209
IT Services 2.8%
Booz Allen Hamilton Holdings Corp.	3,700	262,774
Cardtronics PLC, Class A(a)	11,000	332,640
Cass Information Systems, Inc.	1,310	70,727
Endava PLC, ADR(a)	6,178	233,837
EVERTEC, Inc.	11,050	344,981
KBR, Inc.	12,600	309,204
Leidos Holdings, Inc.	2,500	214,700
MAXIMUS, Inc.	3,200	247,232
Perspecta, Inc.	11,600	302,992
Science Applications International Corp.	2,745	239,776
TTEC Holdings, Inc.	7,000	335,160
Total		2,894,023
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.(a)	4,882	280,276
Amkor Technology, Inc.(a)	39,370	358,267
Cirrus Logic, Inc.(a)	5,000	267,900
Cypress Semiconductor Corp.	13,600	317,424
Diodes, Inc.(a)	7,425	298,114
Impinj, Inc.(a)	3,235	99,735
Inphi Corp.(a)	2,983	182,112
Kulicke & Soffa Industries, Inc.	8,700	204,276
MACOM Technology Solutions Holdings, Inc.(a)	8,300	178,409
Marvell Technology Group Ltd.	11,100	277,167

6	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MKS Instruments, Inc.	2,057	189,820
ON Semiconductor Corp.(a)	16,000	307,360
Rudolph Technologies, Inc.(a)	6,498	171,287
Semtech Corp.(a)	5,890	286,313
Synaptics, Inc.(a)	9,950	397,502
Total		3,815,962
Software 3.7%
Avaya Holdings Corp.(a)	16,700	170,841
Blackline, Inc.(a)	3,504	167,526
CommVault Systems, Inc.(a)	7,550	337,560
CyberArk Software Ltd.(a)	2,250	224,595
Intelligent Systems Corp.(a)	2,400	99,696
j2 Global, Inc.	8,200	744,724
Manhattan Associates, Inc.(a)	3,363	271,293
Mimecast Ltd.(a)	4,860	173,356
Progress Software Corp.	9,100	346,346
Q2 Holdings, Inc.(a)	2,424	191,181
Qualys, Inc.(a)	5,080	383,896
SPS Commerce, Inc.(a)	6,400	301,248
Tenable Holdings, Inc.(a)	3,600	80,568
TiVo Corp.	35,200	268,048
Total		3,760,878
Total Information Technology		14,745,741
Materials 3.4%
Chemicals 1.8%
CF Industries Holdings, Inc.	4,200	206,640
Chase Corp.	1,200	131,268
Huntsman Corp.	9,600	223,296
Ingevity Corp.(a)	6,527	553,751
Orion Engineered Carbons SA	9,500	158,745
PolyOne Corp.	7,345	239,814
Quaker Chemical Corp.	590	93,303
Stepan Co.	2,675	259,635
Total		1,866,452
Construction Materials 0.2%
U.S. Concrete, Inc.(a)	2,750	152,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Cleveland-Cliffs, Inc.	25,000	180,500
Materion Corp.	5,680	348,525
Schnitzer Steel Industries, Inc., Class A	13,600	280,976
Steel Dynamics, Inc.	7,100	211,580
Total		1,021,581
Paper & Forest Products 0.4%
Louisiana-Pacific Corp.	12,600	309,708
Verso Corp., Class A(a)	6,300	77,994
Total		387,702
Total Materials		3,427,755
Real Estate 8.0%
Equity Real Estate Investment Trusts (REITS) 7.3%
Alexandria Real Estate Equities, Inc.	2,300	354,292
American Assets Trust, Inc.	11,900	556,206
Braemar Hotels & Resorts, Inc.	10,400	97,656
CareTrust REIT, Inc.	6,100	143,381
CoreCivic, Inc.	24,700	426,816
CorEnergy Infrastructure Trust, Inc.	7,344	346,784
Coresite Realty Corp.	1,311	159,745
Duke Realty Corp.	7,600	258,172
EastGroup Properties, Inc.	3,125	390,687
First Industrial Realty Trust, Inc.	9,800	387,688
GEO Group, Inc. (The)	17,600	305,184
Highwoods Properties, Inc.	3,700	166,278
Hudson Pacific Properties, Inc.	6,500	217,490
Investors Real Estate Trust	4,923	367,600
Lexington Realty Trust	35,500	363,875
Mack-Cali Realty Corp.	10,300	223,098
Mid-America Apartment Communities, Inc.	1,800	234,018
Piedmont Office Realty Trust, Inc.	7,100	148,248
PS Business Parks, Inc.	4,155	756,002
Retail Value, Inc.	1,100	40,744
Ryman Hospitality Properties, Inc.	1,040	85,082
Sun Communities, Inc.	2,700	400,815
UMH Properties, Inc.	18,472	260,086
Uniti Group, Inc.	40,500	314,483

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Washington Prime Group, Inc.	54,900	227,286
Xenia Hotels & Resorts, Inc.	12,400	261,888
Total		7,493,604
Real Estate Management & Development 0.7%
Colliers International Group, Inc.	2,258	169,463
FirstService Corp.	1,954	200,422
RE/MAX Holdings, Inc., Class A	1,300	41,808
RMR Group, Inc. (The), Class A	6,000	272,880
Total		684,573
Total Real Estate		8,178,177
Utilities 3.7%
Electric Utilities 1.1%
Alliant Energy Corp.	5,100	275,043
Otter Tail Corp.	750	40,312
Pinnacle West Capital Corp.	3,300	320,331
PNM Resources, Inc.	800	41,664
Portland General Electric Co.	8,300	467,871
Total		1,145,221
Gas Utilities 1.5%
Chesapeake Utilities Corp.	3,755	357,927
New Jersey Resources Corp.	4,800	217,056
South Jersey Industries, Inc.	5,900	194,169
Southwest Gas Holdings, Inc.	7,975	726,044
Total		1,495,196
Multi-Utilities 1.1%
Avista Corp.	7,700	372,988
CMS Energy Corp.	4,300	274,985
NorthWestern Corp.	4,750	356,487
Unitil Corp.	2,100	133,224
Total		1,137,684
Total Utilities		3,778,101
Total Common Stocks (Cost $98,690,621)		100,326,040

Exchange-Traded Funds 0.3%
	Shares	Value ($)
iShares Russell 2000 ETF	2,100	317,814
Total Exchange-Traded Funds (Cost $318,948)		317,814

Limited Partnerships 0.5%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Hotels, Restaurants & Leisure 0.5%
Cedar Fair LP	8,170	476,801
Total Consumer Discretionary		476,801
Total Limited Partnerships (Cost $413,367)		476,801

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	1,221,799	1,221,677
Total Money Market Funds (Cost $1,221,677)		1,221,677
Total Investments in Securities (Cost: $100,644,613)		102,342,332
Other Assets & Liabilities, Net		48,041
Net Assets		102,390,373

At September 30, 2019, securities and/or cash totaling $42,250 were pledged as collateral.
8	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	13	12/2019	USD	991,250	—	(36,627)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	20,062,546	285,011,176	(303,851,923)	1,221,799	55	—	344,001	1,221,677
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2019	9

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XLI CLO Ltd.(a),(b)
Series 2019-41A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 01/15/2029	3.503%	17,500,000	17,494,522
Ares XXXIIR CLO Ltd.(a),(b)
Series 2014-32RA Class A2A
3-month USD LIBOR + 1.550% 05/15/2030	3.708%	2,500,000	2,460,223
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% Floor 1.450% 04/20/2031	3.728%	3,200,000	3,125,814
BMW Vehicle Owner Trust
Series 2019-A Class A2
05/25/2022	2.050%	12,900,000	12,900,777
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	3,792,780	3,831,905
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-2RA Class A3
3-month USD LIBOR + 1.500% 05/15/2031	3.658%	3,000,000	2,951,937
CBAM Ltd.(a),(b)
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% Floor 1.400% 04/17/2031	3.703%	2,755,000	2,687,447
CIFC Funding Ltd.(a),(b)
Series 2016-1A Class BR
3-month USD LIBOR + 1.950% 10/21/2031	3.000%	10,725,000	10,725,000
Dryden Senior Loan Fund(a),(b)
Series 2018-64A Class B
3-month USD LIBOR + 1.400% Floor 1.400% 04/18/2031	3.700%	4,000,000	3,920,432
Gilbert Park CLO Ltd.(a),(b)
Series 2017-1A Class B
3-month USD LIBOR + 1.600% 10/15/2030	3.903%	6,800,000	6,768,196
Goldentree Loan Management US CLO 5 Ltd.(a),(b)
Series 2019-5A Class A
3-month USD LIBOR + 1.300% Floor 1.300%, Cap 1.300% 10/20/2032	3.488%	8,000,000	7,999,688
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2018-3A Class B1
3-month USD LIBOR + 1.550% 04/20/2030	3.828%	4,000,000	3,955,220
Goldentree Loan Opportunities X Ltd.(a),(b)
Series 2015-10A Class AR
3-month USD LIBOR + 1.120% 07/20/2031	3.398%	2,750,000	2,743,125
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	7,326,089	7,730,607
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	1,993,950	1,985,741
Series 2014-AA Class B
11/25/2026	2.070%	1,020,784	1,015,199
Series 2017-AA Class A
12/26/2028	2.660%	3,284,807	3,295,905
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class B
1-month USD LIBOR + 0.950% 03/17/2037	2.978%	9,425,000	9,340,847
KKR CLO Ltd.(a),(b)
Series 2022A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 07/20/2031	3.428%	3,500,000	3,486,255
Series 2022A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	3.878%	2,250,000	2,213,987
LCM XIV LP(a),(b)
Series 2014A Class BR
3-month USD LIBOR + 1.580% 07/20/2031	3.858%	6,750,000	6,655,473
Madison Park Funding XIII Ltd.(a),(b)
Series 2014-13A Class AR2
3-month USD LIBOR + 0.950% 04/19/2030	3.253%	1,250,000	1,248,029
Series 2014-13A Class BR2
3-month USD LIBOR + 1.500% 04/19/2030	3.803%	4,500,000	4,477,837
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class AR2
3-month USD LIBOR + 0.980% Floor 0.980% 04/15/2031	3.283%	3,600,000	3,583,361
10	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2031	3.803%	4,500,000	4,462,245
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,898,202	1,898,321
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	2,786,175	2,819,974
Sierra Timeshare Receivables Funding LLC(a)
Series 2015-1A Class A
03/22/2032	2.400%	2,288,214	2,286,399
Series 2015-2A Class A
06/20/2032	2.430%	1,947,303	1,945,194
Series 2016-2A Class A
07/20/2033	2.330%	2,580,728	2,575,017
Series 2018-2A Class B
06/20/2035	3.650%	5,335,847	5,451,902
Series 2019-2A Class C
05/20/2036	3.120%	6,727,247	6,786,107
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	4,642,331	4,799,107
Sounds Point CLO Ltd.(a),(b)
Series 2013-3RA Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/18/2031	3.450%	2,500,000	2,484,385
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.050%	3,190,000	3,134,826
Symphony CLO XIX Ltd.(a),(b)
Series 2018-19A Class A
3-month USD LIBOR + 0.960% Floor 0.960% 04/16/2031	3.282%	4,580,000	4,530,408
Treman Park CLO Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.070% Floor 1.070% 10/20/2028	3.348%	2,000,000	2,002,732
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,161,530	1,220,548
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% Floor 1.400% 04/25/2031	3.676%	5,550,000	5,404,013
Series 2013-3A Class A2RR
3-month USD LIBOR + 1.700% Floor 1.700% 10/18/2031	4.000%	2,500,000	2,463,962
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	6,843,445	6,854,566
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	4,565,650	4,551,478
Total Asset-Backed Securities — Non-Agency (Cost $192,270,027)			192,268,711

Commercial Mortgage-Backed Securities - Non-Agency 8.3%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/2033	3.490%	5,000,000	5,250,446
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	5,000,000	5,260,322
Benchmark Mortgage Trust
Series 2018-B6 Class AS
10/10/2051	4.441%	10,168,000	11,556,601
Commercial Mortgage Pass-Through Certificates(c)
Series 2016-CR28 Class B
02/10/2049	4.801%	5,230,000	5,775,403
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	10,124,890
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	10,520,750
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	10,000,000	10,705,522
Core Industrial Trust(a)
Series 2015-TEXW Class B
02/10/2034	3.329%	6,400,000	6,528,931
Series 2015-WEST Class A
02/10/2037	3.292%	3,925,701	4,232,037
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class B
1-month USD LIBOR + 1.150% Floor 1.150% 12/17/2036	3.178%	17,475,000	17,493,350

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	3.308%	11,325,000	11,283,247
Series 2018-SFR3 Class B
1-month USD LIBOR + 1.150% Floor 1.200% 07/17/2037	3.207%	14,475,000	14,469,246
Subordinated Series 2018-SFR4 Class B
1-month USD LIBOR + 1.250% Floor 1.100% 01/17/2038	3.275%	16,000,000	15,969,174
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	9,533,774
Series 2016-JP3 Class AS
08/15/2049	3.144%	7,575,000	7,810,495
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.195%	5,440,000	5,896,581
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	10,000,000	10,583,888
Morgan Stanley Capital I Trust(a),(c)
Series 2014-CPT Class C
07/13/2029	3.560%	5,000,000	5,063,001
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,956,222	12,049,010
Progress Residential Trust(a),(d)
Series 2019-SRF4 Class A
11/17/2036	2.687%	21,600,000	21,675,591
UBS Commercial Mortgage Trust
Series 2017-C1 Class A3
06/15/2050	3.196%	6,700,000	7,038,130
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $205,721,888)			208,820,389

Corporate Bonds & Notes 27.6%

Aerospace & Defense 0.1%
Lockheed Martin Corp.
03/01/2045	3.800%	1,920,000	2,139,727
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	1,879,880	1,935,327
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.2%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,644,987
05/01/2023	3.250%	2,805,000	2,875,414
Total			4,520,401
Automotive 0.9%
Ford Motor Credit Co. LLC
01/15/2020	8.125%	1,600,000	1,623,848
08/02/2021	5.875%	6,650,000	6,963,980
08/03/2022	2.979%	3,300,000	3,272,953
11/01/2022	3.350%	1,720,000	1,720,351
General Motors Co.
04/01/2038	5.150%	1,970,000	1,984,568
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,970,000	1,990,927
03/01/2026	5.250%	2,360,000	2,547,434
ZF North America Capital, Inc.(a)
04/29/2020	4.000%	3,637,000	3,658,749
Total			23,762,810
Banking 7.6%
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,695,252
Bank of America Corp.(e)
12/20/2023	3.004%	2,897,000	2,956,913
12/20/2028	3.419%	2,292,000	2,391,184
01/20/2048	4.443%	2,230,000	2,650,988
Bank of America Corp.
01/21/2044	5.000%	2,130,000	2,696,552
Subordinated
08/26/2024	4.200%	10,620,000	11,393,221
01/22/2025	4.000%	5,050,000	5,363,969
Bank of America NA
Subordinated
10/15/2036	6.000%	1,870,000	2,563,211
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,230,000	1,257,975
BNP Paribas SA(a)
Subordinated
09/28/2025	4.375%	1,900,000	2,015,978
BPCE SA(a)
Subordinated
07/21/2024	5.150%	2,960,000	3,225,414
Capital One Bank U.S.A. NA
Subordinated
02/15/2023	3.375%	3,180,000	3,276,023

12	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Financial Corp.
01/31/2028	3.800%	4,520,000	4,764,216
Citigroup, Inc.
12/08/2021	2.900%	5,000,000	5,072,875
04/25/2022	2.750%	4,200,000	4,260,455
Subordinated
09/29/2027	4.450%	12,650,000	13,796,583
Citigroup, Inc.(e)
10/27/2028	3.520%	2,990,000	3,133,233
Cooperatieve Rabobank UA
Subordinated
11/09/2022	3.950%	2,100,000	2,187,022
Credit Suisse Group AG(a),(e)
09/11/2025	2.593%	1,530,000	1,517,013
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%	4,420,000	4,490,685
Discover Bank
07/27/2026	3.450%	4,920,000	5,073,376
Fifth Third Bank
10/01/2021	2.875%	2,230,000	2,258,671
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	6,510,000	6,796,753
11/16/2026	3.500%	4,340,000	4,513,032
Goldman Sachs Group, Inc. (The)(e)
04/23/2029	3.814%	2,250,000	2,385,542
HSBC Holdings PLC(e)
03/13/2023	3.262%	2,450,000	2,492,748
HSBC Holdings PLC
03/08/2026	4.300%	2,440,000	2,639,402
Subordinated
11/23/2026	4.375%	4,890,000	5,225,767
JPMorgan Chase & Co.
03/01/2021	2.550%	3,770,000	3,791,606
05/10/2021	4.625%	2,600,000	2,701,236
09/23/2022	3.250%	3,280,000	3,390,228
01/23/2025	3.125%	3,900,000	4,039,058
Subordinated
09/10/2024	3.875%	5,470,000	5,819,418
JPMorgan Chase & Co.(e)
05/01/2028	3.540%	130,000	137,009
05/06/2030	3.702%	1,800,000	1,928,246
11/15/2048	3.964%	2,100,000	2,345,402
Morgan Stanley
05/19/2022	2.750%	2,900,000	2,942,903
10/23/2024	3.700%	2,710,000	2,867,811
07/23/2025	4.000%	9,530,000	10,281,088
Subordinated
11/24/2025	5.000%	3,870,000	4,341,776
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(e)
01/24/2029	3.772%	1,340,000	1,429,848
PNC Bank NA
Subordinated
07/25/2023	3.800%	2,500,000	2,635,580
PNC Financial Services Group, Inc. (The)
08/11/2020	4.375%	1,830,000	1,867,198
Regions Financial Corp.
08/14/2022	2.750%	2,260,000	2,290,332
Synchrony Financial
07/25/2022	2.850%	2,250,000	2,269,681
U.S. Bancorp
Subordinated
09/11/2024	3.600%	630,000	669,939
U.S. Bank NA
01/27/2025	2.800%	2,390,000	2,465,278
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,414,212
09/24/2025	4.125%	2,720,000	2,929,168
UniCredit SpA(a),(e)
Subordinated
06/19/2032	5.861%	1,920,000	1,974,422
Wells Fargo & Co.
01/24/2023	3.069%	2,850,000	2,901,511
Subordinated
08/15/2023	4.125%	1,300,000	1,378,965
06/03/2026	4.100%	1,750,000	1,877,916
01/15/2044	5.606%	861,000	1,113,138
11/04/2044	4.650%	2,295,000	2,649,389
Total			191,546,411
Building Materials 0.0%
Masco Corp.
04/01/2025	4.450%	1,250,000	1,338,603
Cable and Satellite 1.1%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	7,470,000	8,199,102
10/23/2045	6.484%	3,100,000	3,771,231
Comcast Corp.
08/15/2035	4.400%	2,660,000	3,093,641
05/15/2038	6.400%	3,172,000	4,490,654
10/15/2038	4.600%	3,900,000	4,665,703
Globo Comunicacao e Participacoes SA(a)
06/08/2025	4.843%	3,077,000	3,191,332
Total			27,411,663

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	3,050,000	3,117,762
Consumer Cyclical Services 0.1%
Mastercard, Inc.
06/01/2049	3.650%	1,210,000	1,371,456
Consumer Products 0.1%
Newell Brands, Inc.
11/15/2023	5.000%	2,000,000	2,049,696
Diversified Manufacturing 0.1%
United Technologies Corp.
04/15/2040	5.700%	1,770,000	2,365,437
Electric 2.0%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,450,000	1,579,775
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	2,700,000	2,914,040
Black Hills Corp.(d)
10/15/2049	3.875%	1,610,000	1,630,304
CenterPoint Energy, Inc.
11/01/2028	4.250%	1,930,000	2,119,547
Cometa Energia SA de CV(a)
04/24/2035	6.375%	3,290,625	3,503,581
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,790,000	3,035,520
Consumers Energy Co.
08/15/2050	3.100%	1,150,000	1,149,844
Dominion Energy, Inc.
10/01/2025	3.900%	600,000	641,672
08/01/2041	4.900%	2,650,000	3,128,502
Duke Energy Corp.
09/15/2021	3.550%	1,800,000	1,841,222
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,668,470
11/15/2042	3.850%	1,280,000	1,392,795
Duke Energy Progress LLC
12/01/2044	4.150%	2,665,000	3,038,769
Exelon Corp.
12/01/2020	5.150%	2,520,000	2,586,951
04/15/2046	4.450%	760,000	860,266
Exelon Generation Co. LLC
06/15/2042	5.600%	760,000	900,258
FirstEnergy Corp.
03/15/2023	4.250%	1,080,000	1,141,347
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,210,000	1,416,984
Florida Power & Light Co.
02/01/2042	4.125%	1,140,000	1,322,369
10/01/2049	3.150%	1,150,000	1,168,428
IPALCO Enterprises, Inc.
07/15/2020	3.450%	3,270,000	3,285,153
MidAmerican Energy Co.
10/15/2044	4.400%	1,090,000	1,306,692
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,400,000	4,533,769
Oncor Electric Delivery Co. LLC(a)
09/15/2049	3.100%	1,150,000	1,151,203
Potomac Electric Power Co.
03/15/2024	3.600%	2,050,000	2,164,417
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,274,383
Total			50,756,261
Environmental 0.1%
Waste Management, Inc.
07/15/2049	4.150%	1,630,000	1,901,331
Finance Companies 0.1%
International Lease Finance Corp.
08/15/2022	5.875%	2,200,000	2,410,344
Food and Beverage 0.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	3,700,000	4,414,522
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	3,350,000	3,896,650
Constellation Brands, Inc.
12/01/2025	4.750%	1,470,000	1,647,275
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,920,000	3,075,396
Total			13,033,843
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%	1,840,000	2,093,317
Health Care 1.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	2,500,000	2,522,510
Becton Dickinson and Co.
12/15/2024	3.734%	1,500,000	1,586,818
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,453,456

14	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
12/01/2022	2.750%	3,100,000	3,139,265
03/25/2028	4.300%	2,000,000	2,161,488
03/25/2038	4.780%	2,430,000	2,676,983
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/2020	4.125%	1,200,000	1,215,058
HCA, Inc.
03/15/2024	5.000%	2,880,000	3,144,465
02/01/2025	5.375%	1,100,000	1,200,861
IQVIA, Inc.(a)
05/15/2027	5.000%	2,100,000	2,202,860
Northwell Healthcare, Inc.
11/01/2047	4.260%	1,370,000	1,529,887
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	2,070,000	2,126,960
Universal Health Services, Inc.(a)
08/01/2022	4.750%	2,000,000	2,022,242
Total			26,982,853
Healthcare Insurance 0.4%
Aetna, Inc.
11/15/2022	2.750%	760,000	768,749
Anthem, Inc.
12/01/2027	3.650%	1,950,000	2,049,187
01/15/2043	4.650%	870,000	961,513
UnitedHealth Group, Inc.
03/15/2022	2.875%	2,400,000	2,443,221
07/15/2025	3.750%	3,000,000	3,227,103
Total			9,449,773
Healthcare REIT 0.1%
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	1,760,000	1,814,113
Home Construction 0.4%
D.R. Horton, Inc.
08/15/2023	5.750%	1,350,000	1,499,947
Lennar Corp.
04/01/2021	4.750%	1,705,000	1,744,992
11/29/2027	4.750%	2,000,000	2,148,040
Toll Brothers Finance Corp.
02/15/2028	4.350%	2,280,000	2,352,413
11/01/2029	3.800%	2,500,000	2,459,738
Total			10,205,130
Independent Energy 1.2%
Antero Resources Corp.
12/01/2022	5.125%	1,777,000	1,559,792
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cimarex Energy Co.
06/01/2024	4.375%	2,000,000	2,102,160
Concho Resources, Inc.
01/15/2025	4.375%	2,570,000	2,663,718
Continental Resources, Inc.
06/01/2024	3.800%	2,240,000	2,284,291
01/15/2028	4.375%	1,190,000	1,229,704
Diamondback Energy, Inc.
05/31/2025	5.375%	2,770,000	2,893,974
Encana Corp.
02/01/2038	6.500%	2,490,000	2,982,587
Hess Corp.
01/15/2040	6.000%	860,000	971,720
Marathon Oil Corp.
06/01/2025	3.850%	4,150,000	4,315,353
Newfield Exploration Co.
01/30/2022	5.750%	930,000	993,757
Noble Energy, Inc.
12/15/2021	4.150%	2,640,000	2,719,276
Occidental Petroleum Corp.
08/15/2029	3.500%	1,200,000	1,216,493
Tullow Oil PLC(a)
03/01/2025	7.000%	4,000,000	4,066,952
Total			29,999,777
Life Insurance 0.8%
American International Group, Inc.
02/15/2024	4.125%	6,730,000	7,201,867
07/16/2044	4.500%	460,000	511,738
MetLife, Inc.
08/13/2042	4.125%	1,220,000	1,357,856
11/13/2043	4.875%	1,830,000	2,249,414
Prudential Financial, Inc.
12/14/2036	5.700%	510,000	673,610
12/07/2049	3.935%	1,844,000	1,989,552
Prudential Financial, Inc.(e)
Junior Subordinated
09/15/2042	5.875%	3,800,000	4,086,197
Voya Financial, Inc.
07/15/2043	5.700%	1,440,000	1,840,458
Total			19,910,692
Media and Entertainment 0.5%
Interpublic Group of Companies, Inc. (The)
03/15/2022	4.000%	1,395,000	1,442,445
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	1,406,000	1,413,359

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.(a)
09/15/2029	5.000%	1,900,000	1,924,033
Viacom, Inc.
06/15/2022	3.125%	3,500,000	3,520,101
09/01/2023	4.250%	3,640,000	3,859,590
03/15/2043	4.375%	1,250,000	1,290,378
Total			13,449,906
Metals and Mining 0.3%
Industrias Penoles SAB de CV(a)
09/12/2049	5.650%	1,750,000	1,808,359
Minera Mexico SA de CV(a)
01/26/2050	4.500%	4,900,000	4,821,487
Total			6,629,846
Midstream 2.2%
Enbridge, Inc.
10/01/2023	4.000%	1,950,000	2,064,518
Energy Transfer Partners LP
02/01/2023	3.600%	4,370,000	4,481,710
03/15/2035	4.900%	1,500,000	1,565,341
02/01/2042	6.500%	2,471,000	2,968,556
06/15/2048	6.000%	570,000	671,142
EnLink Midstream LLC
06/01/2029	5.375%	2,030,000	1,938,433
EnLink Midstream Partners LP
07/15/2026	4.850%	1,890,000	1,798,654
Enterprise Products Operating LLC
03/15/2044	4.850%	2,660,000	3,050,914
Kinder Morgan Energy Partners LP
09/15/2020	5.300%	1,600,000	1,646,243
09/01/2039	6.500%	2,500,000	3,146,182
MPLX LP
06/01/2025	4.875%	1,800,000	1,979,930
04/15/2038	4.500%	1,320,000	1,368,629
03/01/2047	5.200%	1,730,000	1,916,619
MPLX LP(a)
12/01/2027	4.250%	1,350,000	1,430,559
ONEOK, Inc.
09/01/2029	3.400%	1,830,000	1,818,076
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	4,060,000	4,162,884
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	4,400,000	4,938,468
Sunoco Logistics Partners Operations LP
01/15/2023	3.450%	4,665,000	4,765,904
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	2,050,000	2,074,983
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
11/15/2020	4.125%	4,280,000	4,347,624
06/24/2024	4.550%	3,640,000	3,919,781
Total			56,055,150
Natural Gas 0.3%
NiSource Finance Corp.
02/01/2045	5.650%	2,220,000	2,838,523
Sempra Energy
10/01/2022	2.875%	1,830,000	1,852,681
06/15/2027	3.250%	2,610,000	2,677,067
02/01/2048	4.000%	1,350,000	1,428,185
Total			8,796,456
Office REIT 0.3%
Boston Properties LP
02/01/2026	3.650%	4,020,000	4,251,311
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	3,018,723
Total			7,270,034
Other Industry 0.2%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	6,140,000	6,132,215
Other REIT 0.1%
Hospitality Properties Trust
03/15/2024	4.650%	1,927,000	1,982,767
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	2,130,000	2,205,289
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	1,780,000	1,827,088
Total			4,032,377
Pharmaceuticals 1.5%
AbbVie, Inc.
05/14/2025	3.600%	5,730,000	5,955,705
11/06/2042	4.400%	2,870,000	2,970,502
Allergan Finance LLC
10/01/2022	3.250%	4,780,000	4,881,953
Allergan Funding SCS
06/15/2024	3.850%	1,260,000	1,322,818
Amgen, Inc.
06/15/2051	4.663%	2,576,000	3,000,326
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	2,200,000	2,312,886
Bristol-Myers Squibb Co.(a)
10/26/2049	4.250%	900,000	1,044,768

16	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	435,000	451,232
Celgene Corp.
08/15/2025	3.875%	2,740,000	2,956,786
Gilead Sciences, Inc.
03/01/2026	3.650%	6,830,000	7,315,046
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	2,400,000	2,409,953
Teva Pharmaceutical Finance III BV
07/21/2021	2.200%	1,300,000	1,191,973
10/01/2026	3.150%	1,770,000	1,240,667
Total			37,054,615
Property & Casualty 0.4%
Allstate Corp. (The)(e)
08/15/2053	5.750%	1,460,000	1,557,874
Berkshire Hathaway Finance Corp.
05/15/2022	3.000%	990,000	1,019,566
Chubb INA Holdings, Inc.
03/15/2025	3.150%	1,340,000	1,407,371
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	550,000	713,095
Liberty Mutual Group, Inc.(a)
06/15/2049	4.500%	890,000	992,039
Markel Corp.
07/01/2022	4.900%	2,000,000	2,136,854
09/17/2050	4.150%	1,500,000	1,527,776
WR Berkley Corp.
03/15/2022	4.625%	1,860,000	1,964,253
Total			11,318,828
Railroads 0.6%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	2,914,186
04/01/2045	4.150%	2,095,000	2,409,585
CSX Corp.
06/01/2027	3.250%	3,200,000	3,367,370
Union Pacific Corp.
08/15/2039	3.550%	1,760,000	1,846,842
09/15/2041	4.750%	2,150,000	2,550,678
11/15/2045	4.050%	1,000,000	1,093,155
Total			14,181,816
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	1,310,000	1,310,042
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McDonald’s Corp.
05/26/2025	3.375%	3,480,000	3,682,790
09/01/2049	3.625%	1,250,000	1,271,234
Total			6,264,066
Retail REIT 0.3%
Kimco Realty Corp.
10/01/2026	2.800%	1,960,000	1,968,667
Simon Property Group LP
09/13/2029	2.450%	1,800,000	1,760,573
VEREIT Operating Partnership LP
06/01/2021	4.125%	4,500,000	4,604,359
Total			8,333,599
Retailers 0.3%
Home Depot, Inc. (The)
02/15/2024	3.750%	1,660,000	1,784,402
04/01/2041	5.950%	3,810,000	5,422,628
Total			7,207,030
Supermarkets 0.0%
Kroger Co. (The)
10/15/2046	3.875%	1,110,000	1,057,506
Technology 1.8%
Apple, Inc.
01/13/2025	2.750%	4,470,000	4,622,530
08/04/2026	2.450%	3,000,000	3,039,603
05/11/2027	3.200%	2,110,000	2,237,018
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	4,570,000	5,142,146
10/01/2026	4.900%	2,220,000	2,379,027
Fidelity National Information Services, Inc.
08/15/2026	3.000%	3,210,000	3,304,534
Fiserv, Inc.
07/01/2029	3.500%	1,168,000	1,228,063
Global Payments, Inc.
08/15/2029	3.200%	2,410,000	2,443,868
Microsoft Corp.
08/08/2036	3.450%	2,700,000	2,975,773
02/06/2047	4.250%	4,050,000	5,057,640
Motorola Solutions, Inc.
05/23/2029	4.600%	2,830,000	3,084,171
NXP BV/Funding LLC(a)
09/01/2022	3.875%	2,800,000	2,890,896
Oracle Corp.
10/15/2022	2.500%	2,130,000	2,161,368
Sensata Technologies BV(a)
10/01/2025	5.000%	2,030,000	2,172,484

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	430,000	458,484
Tencent Holdings Ltd.(a)
04/11/2029	3.975%	2,310,000	2,469,949
Total			45,667,554
Wireless 0.3%
America Movil SAB de CV
07/16/2022	3.125%	1,745,000	1,786,789
American Tower Corp.
10/15/2026	3.375%	1,250,000	1,300,424
Crown Castle International Corp.
01/15/2023	5.250%	4,060,000	4,426,614
Total			7,513,827
Wirelines 0.9%
AT&T, Inc.
08/15/2021	3.875%	3,880,000	4,003,062
07/15/2026	2.950%	6,000,000	6,067,746
11/15/2046	5.150%	4,355,000	5,047,062
Telefonica Emisiones SAU
02/16/2021	5.462%	2,410,000	2,514,835
Verizon Communications, Inc.
11/01/2041	4.750%	3,410,000	4,045,750
08/21/2054	5.012%	1,500,000	1,890,648
Total			23,569,103
Total Corporate Bonds & Notes (Cost $663,222,809)			696,633,422

Foreign Government Obligations(f) 1.4%

Canada 0.1%
CNOOC Nexen Finance ULC
04/30/2024	4.250%	2,170,000	2,323,734
Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,353,374
Colombia 0.1%
Ecopetrol SA
05/28/2045	5.875%	1,750,000	2,049,308
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	2,400,000	2,598,972
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,000,000	1,075,080
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,635,918
Mexico 0.2%
Pemex Project Funding Master Trust
03/05/2020	6.000%	1,041,000	1,054,064
Petroleos Mexicanos
01/24/2022	4.875%	4,620,000	4,787,877
Total			5,841,941
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	2,200,000	2,224,039
Nigeria 0.1%
Nigeria Government International Bond(a)
11/21/2025	7.625%	2,400,000	2,635,044
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
06/23/2047	5.250%	3,200,000	3,815,872
Serbia 0.0%
Serbia International Bond(a)
09/28/2021	7.250%	200,000	218,666
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,600,000	3,223,292
Turkey 0.1%
Turkey Government International Bond
03/17/2036	6.875%	3,000,000	2,993,370
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/2020	2.500%	2,000,000	2,001,130
Total Foreign Government Obligations (Cost $35,514,702)			35,989,740

Inflation-Indexed Bonds 1.0%

United States 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%	19,837,350	20,084,493
07/15/2029	0.250%	4,012,160	4,046,449
Total			24,130,942
Total Inflation-Indexed Bonds (Cost $24,058,206)			24,130,942

18	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Municipal Bonds 1.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,338,400
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	716,630
Total			2,055,030
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,113,810
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	928,920
Total			2,042,730
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,253,952
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,431,255
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,058,682
Total			2,489,937
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,703,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,784,968
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,136,305
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,549,093
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	2,050,000	3,208,578
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,601,750
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	2,220,000	2,404,571
Total			8,214,899
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,373,261
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,914,793

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	2,054,407
Total			3,969,200
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,384,170
Total Municipal Bonds (Cost $27,742,355)			33,957,485

Residential Mortgage-Backed Securities - Agency 19.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	632,851	678,834
03/01/2034- 08/01/2038	5.500%	1,903,243	2,152,734
02/01/2038	6.000%	600,141	691,047
02/01/2043	3.000%	12,177,984	12,555,691
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.827% 07/01/2036	4.639%	1,426,599	1,511,449
12-month USD LIBOR + 1.860% Cap 9.977% 07/01/2036	4.646%	1,414,744	1,488,898
1-year CMT + 2.135% Cap 10.733% 10/01/2036	4.390%	1,124,670	1,182,886
1-year CMT + 2.254% Cap 10.144% 04/01/2037	4.798%	1,207,204	1,274,417
12-month USD LIBOR + 1.729% Cap 10.967% 02/01/2038	4.749%	594,780	627,624
12-month USD LIBOR + 1.820% Cap 10.848% 06/01/2038	4.886%	448,042	472,850
12-month USD LIBOR + 1.889% Cap 8.610% 07/01/2040	4.527%	214,356	224,538
12-month USD LIBOR + 1.799% Cap 9.111% 09/01/2040	4.056%	397,933	415,581
12-month USD LIBOR + 1.794% Cap 8.798% 02/01/2041	3.798%	435,797	452,879
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.880% Cap 7.543% 05/01/2041	4.765%	134,650	141,116
12-month USD LIBOR + 1.890% Cap 8.690% 07/01/2041	3.689%	856,441	888,320
12-month USD LIBOR + 1.833% Cap 9.299% 07/01/2041	4.091%	882,607	926,931
12-month USD LIBOR + 1.650% Cap 7.070% 12/01/2042	2.070%	2,096,394	2,165,259
12-month USD LIBOR + 1.640% Cap 6.989% 02/01/2043	4.732%	292,922	302,332
12-month USD LIBOR + 1.650% Cap 6.810% 06/01/2043	4.431%	224,822	232,396
Federal Home Loan Mortgage Corp.(g)
10/01/2048	4.000%	10,154,007	10,552,744
07/01/2049	3.500%	17,113,031	17,630,889
08/01/2049	3.000%	21,894,831	22,228,641
Federal National Mortgage Association
09/01/2022- 05/01/2039	6.500%	581,845	674,997
07/01/2031- 01/01/2042	5.000%	16,647,657	18,228,748
04/01/2033- 01/01/2039	5.500%	7,754,650	8,741,727
07/01/2033- 02/01/2049	4.500%	45,811,771	48,837,152
12/01/2033- 09/01/2037	6.000%	3,664,383	4,200,974
03/01/2034- 04/01/2048	3.500%	81,754,140	85,268,446
10/01/2040- 11/01/2045	4.000%	28,383,826	30,150,841
11/01/2046- 04/01/2048	3.000%	51,782,870	53,082,771
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.206% 06/01/2035	4.188%	1,854,436	1,919,965
06/01/2035	4.190%	2,477,381	2,565,593
1-year CMT + 2.164% Floor 2.163%, Cap 9.642% 03/01/2038	4.423%	1,583,155	1,667,459
12-month USD LIBOR + 1.803% Floor 1.804%, Cap 9.028% 03/01/2040	4.677%	505,691	533,514
12-month USD LIBOR + 1.790% Floor 1.790%, Cap 8.613% 08/01/2040	3.613%	559,945	584,792
12-month USD LIBOR + 1.764% Floor 1.766%, Cap 8.866% 10/01/2040	3.866%	939,668	981,083

20	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.750% Floor 1.750%, Cap 8.198% 08/01/2041	4.274%	733,182	764,330
12-month USD LIBOR + 1.818% Floor 1.818%, Cap 8.323% 09/01/2041	3.323%	519,795	534,213
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.180% 03/01/2047	3.180%	5,598,925	5,738,457
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.169% 04/01/2047	3.169%	5,470,651	5,614,091
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	2.318%	935,269	935,004
Federal National Mortgage Association(d)
10/10/2049	3.500%	30,500,000	31,283,945
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	5.268%	1,972,000	2,070,555
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	7,264,987	8,054,080
02/15/2040- 06/15/2041	4.500%	16,864,664	18,443,673
07/15/2040- 11/20/2040	4.000%	8,228,428	8,771,060
04/20/2042- 03/20/2043	3.500%	22,571,243	23,970,387
07/20/2046- 02/20/2047	2.500%	21,629,851	21,830,337
Government National Mortgage Association(d)
10/20/2046	2.500%	12,500,000	12,615,920
10/21/2049	3.000%	6,500,000	6,669,863
Total Residential Mortgage-Backed Securities - Agency (Cost $474,383,074)			483,532,033

Residential Mortgage-Backed Securities - Non-Agency 6.3%

Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2005-6 Class 1A1
08/25/2035	4.436%	1,943,813	1,779,176
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	4.950%	2,112,323	2,164,491
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,456,630	1,558,490
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2004-UST1 Class A4
08/25/2034	4.403%	328,975	318,712
CMO Series 2005-4 Class A
08/25/2035	4.635%	1,804,872	1,840,239
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% Floor 2.150%, Cap 9.682% 09/25/2035	4.550%	1,225,829	1,255,937
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	417,269	429,701
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	126,844	129,687
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2005-3 Class 1A1
07/25/2035	5.478%	1,993,163	2,119,443
Credit Suisse First Boston Mortgage-Backed Trust(c)
CMO Series 2004-AR6 Class 2A1
10/25/2034	4.295%	389,028	391,160
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	4.618%	5,311,080	5,537,651
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	4.618%	4,650,802	4,820,581
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	7.918%	5,009,655	5,405,020
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	5.018%	2,755,000	2,863,763
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	4.218%	5,400,000	5,470,217
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	4.818%	8,200,000	8,360,218
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	4.418%	2,500,000	2,529,540

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	3.818%	3,500,000	3,499,995
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR3 Class 4A1
08/25/2035	4.992%	476,526	496,064
CMO Series 2006-AR4 Class 1A2
01/25/2037	4.711%	2,332,884	2,049,979
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	1,282,361	1,305,027
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
09/25/2035	4.480%	1,215,353	1,248,234
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	1,222,153	1,282,492
JPMorgan Mortgage Trust(c)
CMO Series 2005-A4 Class 1A1
07/25/2035	4.420%	568,113	575,028
CMO Series 2005-A4 Class 2A1
07/25/2035	4.336%	447,263	449,728
CMO Series 2005-S2 Class 3A1
02/25/2032	7.165%	230,425	236,897
CMO Series 2006-A3 Class 7A1
04/25/2035	4.654%	747,922	758,140
CMO Series 2006-A4 Class 3A1
06/25/2036	4.457%	2,183,271	1,939,992
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	3,644,745	3,985,124
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	4.734%	764,509	785,083
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	4.448%	1,407,728	1,412,530
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	4,501,984	4,688,850
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% Floor 1.500% 06/25/2057	3.518%	6,242,809	6,341,419
Sequoia Mortgage Trust(a)
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	3,393,642	3,474,807
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(a),(c)
CMO Series 2017-CH2 Class A10
12/25/2047	4.000%	6,061,289	6,125,272
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	1,957,373	1,977,443
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	4.381%	1,689,206	1,715,102
Thornburg Mortgage Securities Trust(c)
CMO Series 2006-4 Class A2B
07/25/2036	4.470%	1,940,984	1,881,264
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	5,500,000	5,556,077
CMO Series 2017-6 Class A1
10/25/2057	2.750%	8,848,987	8,887,923
CMO Series 2018-4 Class A1
06/25/2058	3.000%	4,443,150	4,521,349
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	173,586	177,804
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR7 Class A3
08/25/2035	4.270%	2,398,155	2,443,844
Wells Fargo Mortgage Backed Securities(a),(c)
CMO Series 2018-1 Class A3
07/25/2047	3.500%	12,779,981	13,016,832
Wells Fargo Mortgage-Backed Securities(c)
CMO Series 2005-AR4 Class 2A1
04/25/2035	5.088%	1,115,199	1,135,435
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	533,344	551,787
CMO Series 2005-17 Class 1A1
01/25/2036	5.500%	67,350	67,232
CMO Series 2005-17 Class 2A1
01/25/2036	5.500%	1,414,090	1,449,675
CMO Series 2005-18 Class 1A1
01/25/2036	5.500%	1,203,043	1,209,999
CMO Series 2005-9 Class 1A11
10/25/2035	5.500%	492,653	504,476
CMO Series 2006-10 Class A4
08/25/2036	6.000%	381,881	383,798
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	761,065	766,415
CMO Series 2007-11 Class A3
08/25/2037	6.000%	403,029	410,037

22	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-11 Class A36
08/25/2037	6.000%	1,566,725	1,593,971
CMO Series 2007-13 Class A1
09/25/2037	6.000%	1,631,168	1,632,176
CMO Series 2007-14 Class 2A2
10/25/2022	5.500%	177,590	180,492
CMO Series 2007-15 Class A1
11/25/2037	6.000%	716,550	729,779
CMO Series 2007-16 Class 1A1
12/28/2037	6.000%	170,813	170,972
CMO Series 2007-7 Class A1
06/25/2037	6.000%	1,015,946	1,022,753
CMO Series 2008-1 Class 4A1
02/25/2038	5.750%	746,750	789,977
Series 2007-10 Class 2A9
07/25/2037	6.000%	3,239,615	3,164,847
Series 2007-12 Class A7
09/25/2037	5.500%	673,558	691,289
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-A Class A1
02/25/2034	5.003%	234,557	243,953
CMO Series 2004-Z Class 2A2
12/25/2034	4.967%	955,239	980,778
CMO Series 2005-AR12 Class 2A6
06/25/2035	4.995%	1,491,221	1,547,122
CMO Series 2005-AR16 Class 3A2
03/25/2035	4.968%	1,353,451	1,392,532
CMO Series 2006-AR12 Class 1A1
09/25/2036	4.714%	1,084,411	1,067,647
CMO Series 2006-AR14 Class 2A1
10/25/2036	4.598%	1,397,708	1,397,976
CMO Series 2006-AR16 Class A1
10/25/2036	4.496%	2,313,520	2,315,443
CMO Series 2006-AR19 Class A1
12/25/2036	4.852%	3,014,759	3,001,018
CMO Series 2006-AR2 Class 2A3
03/25/2036	4.991%	703,900	719,646
CMO Series 2006-AR5 Class 2A1
04/25/2036	5.188%	1,480,963	1,486,478
CMO Series 2007-AR10 Class 1A1
01/25/2038	4.890%	338,213	327,608
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-AR7 Class A1
12/28/2037	4.674%	487,359	483,503
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $157,631,811)			159,225,139

U.S. Treasury Obligations 23.9%

U.S. Treasury(h)
05/31/2020	2.500%	2,000,000	2,008,125
11/15/2028	3.125%	36,500,000	40,982,656
U.S. Treasury
08/31/2021	1.500%	12,000,000	11,965,781
09/30/2021	1.500%	35,000,000	34,917,969
12/15/2021	2.625%	21,200,000	21,667,062
01/31/2022	1.875%	7,000,000	7,039,375
03/15/2022	2.375%	46,000,000	46,876,875
06/15/2022	1.750%	27,000,000	27,122,344
09/15/2022	1.500%	70,000,000	69,868,750
09/30/2022	1.875%	40,000,000	40,356,250
11/30/2022	2.000%	22,000,000	22,278,437
08/31/2024	1.250%	57,000,000	56,207,344
08/31/2026	1.375%	31,000,000	30,501,094
09/30/2026	1.625%	11,500,000	11,501,797
05/15/2029	2.375%	5,000,000	5,310,938
08/15/2029	1.625%	27,000,000	26,877,656
02/15/2039	3.500%	2,890,000	3,620,177
05/15/2042	3.000%	16,700,000	19,528,563
11/15/2044	3.000%	18,000,000	21,147,187
02/15/2045	2.500%	24,000,000	25,826,250
05/15/2045	3.000%	9,500,000	11,186,250
11/15/2045	3.000%	4,500,000	5,307,891
11/15/2048	3.375%	19,000,000	24,210,156
08/15/2049	2.250%	35,000,000	36,000,781
Total U.S. Treasury Obligations (Cost $582,709,953)			602,309,708

Money Market Funds 9.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(i),(j)	249,488,410	249,463,461
Total Money Market Funds (Cost $249,463,461)		249,463,461
Total Investments in Securities (Cost: $2,612,718,286)		2,686,331,030
Other Assets & Liabilities, Net		(163,410,043)
Net Assets		2,522,920,987

At September 30, 2019, securities and/or cash totaling $3,613,047 were pledged as collateral.
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,668,401,498 CLP	5,139,689 USD	Goldman Sachs	12/18/2019	100,622	—
88,307,462 NOK	9,802,979 USD	Goldman Sachs	12/18/2019	84,139	—
68,623,395 PEN	20,518,896 USD	Goldman Sachs	12/18/2019	224,343	—
99,206,567 PLN	24,987,819 USD	Goldman Sachs	12/18/2019	220,076	—
675,428,677 RUB	10,494,460 USD	Goldman Sachs	12/18/2019	190,441	—
389,096,771 THB	12,728,059 USD	Goldman Sachs	12/18/2019	—	(13,235)
15,464,234 USD	63,112,634 BRL	Goldman Sachs	12/18/2019	—	(346,509)
5,130,184 USD	17,369,520,986 COP	Goldman Sachs	12/18/2019	—	(157,290)
30,060,513 USD	269,363,237 NOK	Goldman Sachs	12/18/2019	—	(415,247)
4,516,396 USD	15,297,485 PEN	Goldman Sachs	12/18/2019	7,653	—
891,525 USD	2,971,454 PEN	Goldman Sachs	12/18/2019	—	(12,753)
14,842,205 USD	59,171,614 PLN	Goldman Sachs	12/18/2019	—	(69,521)
10,204,777 USD	675,428,677 RUB	Goldman Sachs	12/18/2019	99,242	—
9,057,865 EUR	10,102,327 USD	JPMorgan	12/18/2019	169,466	—
10,066,940 USD	9,057,865 EUR	JPMorgan	12/18/2019	—	(134,078)
8,171,396 USD	162,325,824 MXN	JPMorgan	12/18/2019	—	(47,716)
7,124,546 AUD	4,820,254 USD	UBS	12/18/2019	—	(438)
114,571,229 CZK	4,875,413 USD	UBS	12/18/2019	26,387	—
9,091,477,327 HUF	30,182,183 USD	UBS	12/18/2019	445,661	—
17,540,366 ILS	4,981,926 USD	UBS	12/18/2019	—	(85,329)
536,620,453 JPY	4,998,328 USD	UBS	12/18/2019	6,502	—
23,139,703 NZD	14,879,755 USD	UBS	12/18/2019	363,698	—
15,042,392 USD	21,873,798 AUD	UBS	12/18/2019	—	(241,892)
5,044,944 USD	4,949,090 CHF	UBS	12/18/2019	—	(51,270)
9,870,639 USD	232,187,038 CZK	UBS	12/18/2019	—	(43,731)
30,347,734 USD	9,091,477,327 HUF	UBS	12/18/2019	—	(611,212)
9,559,039 USD	15,173,752 NZD	UBS	12/18/2019	—	(40,203)
Total				1,938,230	(2,270,424)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	389	12/2019	USD	63,139,563	582,201	—
U.S. Treasury 10-Year Note	106	12/2019	USD	13,813,125	132,894	—
U.S. Treasury 2-Year Note	811	12/2019	USD	174,770,500	110,770	—
U.S. Treasury 5-Year Note	422	12/2019	USD	50,280,641	252,625	—
U.S. Ultra Bond 10-Year Note	189	12/2019	USD	26,914,781	309,555	—
U.S. Ultra Treasury Bond	136	12/2019	USD	26,099,250	703,112	—
Total					2,091,157	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $468,290,150, which represents 18.56% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a forward commitment basis.
24	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	80,454,518	923,690,434	(754,656,542)	249,488,410	(220)	—	1,174,984	249,463,461
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	New Israeli Sheqel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2019	25

Portfolio of Investments
CTIVP® – AQR International Core Equity Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 5.9%
Aurizon Holdings Ltd.	4,927,967	19,644,594
Australia & New Zealand Banking Group Ltd.	185,951	3,572,058
BHP Group Ltd.	688,126	17,003,978
BlueScope Steel Ltd.	2,355,906	19,135,564
Brambles Ltd.	1,316,101	10,135,302
CIMIC Group Ltd.	351,032	7,458,756
Cochlear Ltd.	6,130	862,641
Coles Group Ltd.	166,704	1,733,140
CSL Ltd.	39,564	6,255,540
Dexus Property Group	315,714	2,542,994
Fortescue Metals Group Ltd.	1,599,419	9,520,088
Goodman Group	233,344	2,233,518
GPT Group (The)	224,713	934,448
LendLease Group	268,581	3,185,604
Mirvac Group	6,290,752	12,995,857
Newcrest Mining Ltd.	424,432	9,794,050
QBE Insurance Group Ltd.	524,178	4,446,289
Rio Tinto Ltd.	68,654	4,300,139
Santos Ltd.	475,988	2,481,896
Scentre Group	745,361	1,977,480
South32 Ltd.	16,268,490	28,692,604
Stockland	403,495	1,239,412
Telstra Corp., Ltd.	872,336	2,067,842
Treasury Wine Estates Ltd.	75,780	951,181
Vicinity Centres	656,722	1,139,404
Washington H Soul Pattinson & Co., Ltd.	67,883	964,555
Total		175,268,934
Belgium 0.5%
Ageas	162,233	8,993,408
KBC Group NV	46,342	3,009,976
UCB SA	19,982	1,449,742
Total		13,453,126
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 2.4%
Danske Bank A/S	198,827	2,766,156
H Lundbeck A/S	203,354	6,741,723
Novo Nordisk A/S, Class B	847,518	43,796,497
Pandora A/S	423,849	17,009,369
Total		70,313,745
Finland 1.5%
Fortum OYJ	560,410	13,246,001
KONE OYJ, Class B	92,766	5,279,352
Neste OYJ	56,933	1,883,608
Nokia OYJ	2,693,986	13,605,452
Orion Oyj, Class B	145,847	5,434,681
Sampo OYJ, Class A	158,125	6,282,669
Total		45,731,763
France 10.1%
AtoS	164,065	11,548,432
AXA SA	981,390	25,058,612
BNP Paribas SA	250,393	12,173,331
Bureau Veritas A	46,401	1,116,861
Capgemini SE	79,774	9,393,483
Carrefour SA	81,332	1,422,682
Cie de Saint-Gobain	65,763	2,577,432
CNP Assurances	104,771	2,024,660
Credit Agricole SA	190,766	2,308,993
Dassault Aviation SA	1,494	2,113,645
Dassault Systemes	62,223	8,864,063
Eiffage SA	57,180	5,927,568
Electricite de France SA	1,356,076	15,169,711
Engie SA	1,350,884	22,049,359
Gecina SA	7,424	1,166,479
Hermes International	8,738	6,035,155
Ingenico Group SA	28,426	2,770,560
Ipsen SA	78,994	7,493,879
Kering SA	44,117	22,481,360
L’Oreal SA	20,552	5,747,755
LVMH Moet Hennessy Louis Vuitton SE	6,869	2,725,344
Orange SA	208,044	3,256,294
26	CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Peugeot SA	829,044	20,691,900
Publicis Groupe SA	28,873	1,420,703
Renault SA	23,821	1,367,162
Sanofi	308,492	28,576,486
Sartorius Stedim Biotech	7,709	1,078,280
Schneider Electric SE	244,357	21,367,094
SES SA FDR	278,943	5,084,420
Societe BIC SA	31,296	2,100,921
Societe Generale SA	182,453	4,997,774
STMicroelectronics NV	182,700	3,535,573
Total SA	303,443	15,799,291
Unibail-Rodamco-Westfield	30,682	4,472,848
VINCI SA	151,170	16,283,898
Total		300,202,008
Germany 9.0%
Adidas AG	128,490	40,004,631
Allianz SE, Registered Shares	199,260	46,382,154
Bayer AG, Registered Shares	29,091	2,049,551
Beiersdorf AG	12,777	1,506,472
Covestro AG	17,914	886,422
Deutsche Boerse AG	32,456	5,061,809
Deutsche Lufthansa AG, Registered Shares	251,323	3,989,794
Deutsche Post AG	43,135	1,437,484
Deutsche Telekom AG, Registered Shares	206,388	3,461,748
Deutsche Wohnen SE	59,493	2,171,702
E.ON SE	2,982,026	28,993,075
Fresenius Medical Care AG & Co. KGaA	240,293	16,147,761
Fresenius SE & Co. KGaA	70,575	3,301,545
Hochtief AG	40,724	4,640,918
Infineon Technologies AG	507,834	9,124,129
KION Group AG	145,170	7,634,345
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	11,057	2,856,001
SAP SE	459,836	54,110,468
Siemens AG, Registered Shares	282,287	30,217,460
Siemens Healthineers AG	36,309	1,427,748
Vonovia SE	81,628	4,141,413
Total		269,546,630
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.9%
CK Asset Holdings Ltd.	5,517,500	37,381,572
CK Hutchison Holdings Ltd.	234,500	2,070,197
CLP Holdings Ltd.	882,000	9,270,604
Henderson Land Development Co., Ltd.	3,122,900	14,545,911
HKT Trust & HKT Ltd.	3,442,000	5,460,119
Hong Kong Exchanges and Clearing Ltd.	198,500	5,818,044
Kerry Properties Ltd.	1,047,000	3,223,827
Link REIT (The)	152,500	1,682,207
New World Development Co., Ltd.	4,909,000	6,375,124
Sino Land Co., Ltd.	1,085,336	1,631,277
Sun Hung Kai Properties Ltd.	159,500	2,292,133
Swire Properties Ltd.	1,121,800	3,520,658
WH Group Ltd.	23,873,500	21,380,104
Yue Yuen Industrial Holdings Ltd.	1,064,000	2,906,935
Total		117,558,712
Isle of Man 0.0%
GVC Holdings PLC	125,298	1,144,522
Italy 3.2%
Assicurazioni Generali SpA	559,994	10,852,513
Enel SpA	6,556,650	48,973,578
Fiat Chrysler Automobiles NV	1,844,860	23,905,350
Intesa Sanpaolo SpA	1,548,513	3,668,150
Leonardo-Finmeccanica SpA	747,189	8,783,224
Total		96,182,815
Japan 22.7%
AGC, Inc.	164,200	5,116,855
Aisin Seiki Co., Ltd.	45,400	1,435,386
Alfresa Holdings Corp.	211,800	4,745,652
Alps Electric Co., Ltd.	538,100	10,104,217
Amada Holdings Co., Ltd.	133,800	1,449,923
Astellas Pharma, Inc.	2,863,400	40,958,531
Bridgestone Corp.	22,200	863,934
Brother Industries Ltd.	171,400	3,123,207
Central Japan Railway Co.	4,500	927,943
Dai Nippon Printing Co., Ltd.	80,000	2,075,278
Dai-ichi Life Holdings, Inc.	685,100	10,415,506
Dainippon Sumitomo Pharma Co., Ltd.	276,000	4,566,526

CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019	27

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Daiwa House Industry Co., Ltd.	96,000	3,120,452
East Japan Railway Co.	9,700	927,538
FamilyMart UNY Holdings Co., Ltd.	54,300	1,326,731
Fuji Electric Co., Ltd.	333,800	10,292,247
FUJIFILM Holdings Corp.	147,900	6,515,057
Fujitsu Ltd.	238,500	19,168,307
Hitachi High-Technologies Corp.	236,100	13,724,538
Hitachi Ltd.	788,500	29,529,491
Honda Motor Co., Ltd.	75,100	1,966,452
Hoshizaki Corp.	46,400	3,657,548
Hoya Corp.	162,200	13,284,655
IHI Corp.	352,800	7,728,376
Isuzu Motors Ltd.	136,700	1,514,281
ITOCHU Corp.	770,300	15,955,706
Japan Airlines Co., Ltd.	1,153,000	34,243,430
Japan Post Holdings Co., Ltd.	222,000	2,048,525
Japan Tobacco, Inc.	139,200	3,049,822
JTEKT Corp.	189,900	2,193,173
Kajima Corp.	138,700	1,827,287
Kamigumi Co., Ltd.	458,200	10,408,475
Kao Corp.	34,200	2,536,851
KDDI Corp.	64,300	1,677,763
Kose Corp.	13,000	2,207,258
Kyocera Corp.	87,600	5,461,913
Marubeni Corp.	2,154,400	14,367,626
Mazda Motor Corp.	1,694,500	15,188,345
MinebeaMitsumi, Inc.	181,800	2,902,178
Mitsubishi Corp.	540,800	13,316,072
Mitsubishi Electric Corp.	160,300	2,138,428
Mitsubishi Estate Co., Ltd.	210,500	4,070,339
Mitsubishi Heavy Industries Ltd.	189,900	7,464,666
Mitsubishi UFJ Financial Group, Inc.	1,071,000	5,454,455
Mitsui & Co., Ltd.	506,000	8,311,767
Mitsui Fudosan Co., Ltd.	150,500	3,745,512
MS&AD Insurance Group Holdings, Inc.	135,700	4,410,814
Murata Manufacturing Co., Ltd.	31,500	1,526,727
Nexon Co., Ltd.(a)	158,500	1,925,803
Nikon Corp.	1,033,500	12,965,623
Nintendo Co., Ltd.	68,900	25,665,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Nippon Express Co., Ltd.	130,100	6,663,303
Nippon Prologis REIT, Inc.	602	1,650,740
Nippon Telegraph & Telephone Corp.	28,300	1,353,977
NSK Ltd.	166,800	1,413,642
NTT DoCoMo, Inc.	226,800	5,791,255
Obayashi Corp.	286,200	2,862,267
Olympus Corp.	436,500	5,913,654
Omron Corp.	19,300	1,063,528
Oriental Land Co., Ltd.	10,000	1,524,155
ORIX Corp.	55,200	825,737
Otsuka Corp.	52,000	2,081,120
Persol Holdings Co., Ltd.	417,800	7,941,068
Pola Orbis Holdings, Inc.	182,000	4,102,905
Renesas Electronics Corp.(a)	1,274,400	8,351,412
Resona Holdings, Inc.	4,526,900	19,479,897
Rohm Co., Ltd.	108,000	8,327,024
Seven & I Holdings Co., Ltd.	131,800	5,051,272
SG Holdings Co., Ltd.	89,200	2,185,943
Shimamura Co., Ltd.	26,100	2,073,577
Shinsei Bank Ltd.	780,200	11,408,264
Shionogi & Co., Ltd.	444,700	24,793,376
SoftBank Group Corp.	21,000	828,669
Sompo Holdings, Inc.	20,200	848,337
Sony Corp.	658,300	38,910,905
Subaru Corp.	95,100	2,689,438
Sumco Corp.	611,600	8,331,653
Sumitomo Corp.	1,334,600	20,893,780
Sumitomo Heavy Industries Ltd.	414,400	12,348,353
Sumitomo Mitsui Financial Group, Inc.	59,700	2,051,419
Sumitomo Mitsui Trust Holdings, Inc.	64,200	2,324,804
Sumitomo Realty & Development Co., Ltd.	59,500	2,271,476
Sundrug Co., Ltd.	88,200	2,783,007
Suzuken Co., Ltd.	93,700	5,043,832
Sysmex Corp.	75,700	5,085,698
Taiheiyo Cement Corp.	132,100	3,549,715
Taisei Corp.	176,400	6,864,964
Taisho Pharmaceutical Holdings Co., Ltd.	38,800	2,837,065
Tokio Marine Holdings, Inc.	19,200	1,030,025
Tokyo Electron Ltd.	136,400	26,205,693

28	CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toyota Tsusho Corp.	83,700	2,716,709
Unicharm Corp.	28,000	889,953
Total		676,965,801
Macau 0.2%
Wynn Macau Ltd.	3,161,200	6,160,141
Netherlands 4.3%
Adyen NV(a)	9,938	6,535,473
Aegon NV	247,119	1,026,317
ASML Holding NV	64,410	15,974,548
ING Groep NV	655,105	6,843,707
Koninklijke Ahold Delhaize NV	1,563,637	39,102,894
Koninklijke Philips NV	848,482	39,207,575
Randstad NV	77,523	3,806,074
Wolters Kluwer NV	224,178	16,357,159
Total		128,853,747
Singapore 0.8%
Ascendas Real Estate Investment Trust	668,600	1,509,980
ComfortDelGro Corp., Ltd.	5,728,900	9,953,729
Genting Singapore Ltd.	1,357,400	864,261
Singapore Telecommunications Ltd.	625,500	1,403,455
Yangzijiang Shipbuilding Holdings Ltd.	14,818,100	10,303,101
Total		24,034,526
Spain 3.7%
ACS Actividades de Construccion y Servicios SA	154,520	6,173,998
Banco Bilbao Vizcaya Argentaria SA	3,606,234	18,772,197
CaixaBank SA	439,650	1,153,197
Enagas SA	162,629	3,759,415
Endesa SA	771,519	20,295,353
Iberdrola SA	2,779,035	28,884,662
Industria de Diseno Textil SA	214,609	6,641,631
Naturgy Energy Group SA	132,114	3,504,030
Red Electrica Corp. SA	768,173	15,559,915
Telefonica SA	685,971	5,241,605
Total		109,986,003
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.4%
Essity AB, Class B	143,597	4,189,933
Hennes & Mauritz	290,247	5,626,252
Investor AB, Class B	77,651	3,792,263
Lundin Petroleum AB	39,752	1,191,710
Nordea Bank Abp	122,907	871,830
Sandvik AB	869,894	13,542,478
Skandinaviska Enskilda Banken AB, Class A	556,748	5,115,793
Skanska AB, Class B	85,014	1,721,120
Swedbank AB, Class A	61,601	887,159
Swedish Match AB	793,050	32,798,974
Telefonaktiebolaget LM Ericsson, Class B	2,843,593	22,709,887
Telia Co. AB	198,822	889,430
Volvo AB, B Shares	459,864	6,453,332
Total		99,790,161
Switzerland 9.5%
Adecco Group AG, Registered Shares	233,329	12,911,916
Coca-Cola HBC AG(a)	264,098	8,625,573
LafargeHolcim Ltd., Registered Shares(a)	19,289	949,863
Nestlé SA, Registered Shares	739,410	80,192,372
Novartis AG, Registered Shares	398,067	34,547,037
Roche Holding AG, Genusschein Shares	224,279	65,302,130
Sonova Holding AG	170,658	39,708,842
Swiss Life Holding AG, Registered Shares	2,966	1,418,046
UBS AG(a)	1,050,204	11,924,479
Zurich Insurance Group AG	73,501	28,151,468
Total		283,731,726
United Kingdom 15.2%
Anglo American PLC	847,185	19,469,990
Antofagasta PLC	78,961	871,694
Ashtead Group PLC	37,833	1,052,117
Associated British Foods PLC	179,051	5,068,724
AstraZeneca PLC	111,439	9,950,286
Auto Trader Group PLC	178,928	1,121,460
Aviva PLC	5,463,443	26,821,055
BAE Systems PLC	707,794	4,956,885
Barclays Bank PLC	17,046,064	31,407,388
Barratt Developments PLC	836,830	6,661,706

CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019	29

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Berkeley Group Holdings PLC	127,779	6,560,741
BHP Group PLC	1,727,945	36,907,677
BP PLC	1,971,038	12,478,173
British American Tobacco PLC	263,584	9,734,223
BT Group PLC	5,076,526	11,134,925
Burberry Group PLC	672,353	17,959,641
Carnival PLC	69,661	2,882,597
Centrica PLC	11,439,270	10,373,005
Compass Group PLC	56,971	1,466,019
Diageo PLC	422,056	17,241,119
Direct Line Insurance Group PLC	2,409,060	8,888,255
Evraz PLC	939,329	5,406,375
Experian PLC	139,368	4,456,866
GlaxoSmithKline PLC	359,338	7,702,268
Glencore PLC(a)	2,932,981	8,838,684
HSBC Holdings PLC	1,985,559	15,213,864
Imperial Brands PLC	138,746	3,115,705
Intertek Group PLC	14,481	974,748
Kingfisher PLC	565,726	1,437,728
Lloyds Banking Group PLC	3,925,561	2,602,334
London Stock Exchange Group PLC	52,786	4,740,167
Marks & Spencer Group PLC	1,210,445	2,741,622
Meggitt PLC	223,435	1,743,018
Micro Focus International PLC	175,164	2,461,438
National Grid PLC	80,540	872,031
Next PLC	61,118	4,645,911
Persimmon PLC	378,680	10,099,460
Prudential PLC	124,158	2,249,896
Reckitt Benckiser Group PLC	56,709	4,427,804
RELX PLC	212,828	5,054,605
Rio Tinto PLC	549,671	28,573,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Bank of Scotland Group PLC	766,944	1,954,855
Royal Dutch Shell PLC, Class A	1,038,746	30,464,292
Royal Dutch Shell PLC, Class B	789,013	23,319,626
Sage Group PLC (The)	394,240	3,350,313
Segro PLC	205,640	2,050,116
Standard Life Aberdeen PLC	2,590,279	9,097,367
Taylor Wimpey PLC	2,946,394	5,848,388
Unilever PLC	204,661	12,300,525
Vodafone Group PLC	1,929,004	3,843,165
Whitbread PLC	16,357	863,308
Total		453,457,478
Total Common Stocks (Cost $2,898,023,968)		2,872,381,838

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Germany 0.2%
Henkel AG & Co. KGaA	24,761	2,450,080
Porsche Automobil Holding SE	25,531	1,655,096
Volkswagen AG	13,995	2,380,344
Total		6,485,520
Total Preferred Stocks (Cost $7,371,079)		6,485,520

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	75,391,930	75,384,391
Total Money Market Funds (Cost $75,384,391)		75,384,391
Total Investments in Securities (Cost $2,980,779,438)		2,954,251,749
Other Assets & Liabilities, Net		29,849,317
Net Assets		$2,984,101,066

At September 30, 2019, securities and/or cash totaling $3,380,850 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	711	12/2019	USD	67,488,120	—	(295,992)
30	CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – AQR International Core Equity Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	68,812,009	159,618,589	(153,038,668)	75,391,930	22	—	1,249,074	75,384,391
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – AQR International Core Equity Fund | Quarterly Report 2019	31

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Real Estate 99.0%
Diversified REITs 8.5%
Empire State Realty Trust, Inc., Class A	439,460	6,271,094
Liberty Property Trust	171,740	8,815,414
STORE Capital Corp.	166,970	6,246,348
VEREIT, Inc.	1,441,260	14,095,523
WP Carey, Inc.	122,394	10,954,263
Total Diversified REITs		46,382,642
Health Care REITs 13.2%
CareTrust REIT, Inc.	168,750	3,966,469
HCP, Inc.	671,470	23,924,476
Healthcare Trust of America, Inc., Class A	274,438	8,062,988
Omega Healthcare Investors, Inc.	166,930	6,976,005
Senior Housing Properties Trust	239,100	2,212,870
Ventas, Inc.	322,390	23,544,142
Welltower, Inc.	37,440	3,393,936
Total Health Care REITs		72,080,886
Hotel & Resort REITs 5.1%
DiamondRock Hospitality Co.	265,050	2,716,763
Host Hotels & Resorts, Inc.	617,680	10,679,687
MGM Growth Properties LLC, Class A	132,490	3,981,324
Park Hotels & Resorts, Inc.	303,540	7,579,394
Sunstone Hotel Investors, Inc.	197,070	2,707,742
Total Hotel & Resort REITs		27,664,910
Industrial REITs 9.0%
Americold Realty Trust	165,210	6,124,334
Industrial Logistics Properties Trust	135,704	2,883,710
ProLogis, Inc.	395,250	33,683,205
Rexford Industrial Realty, Inc.	136,042	5,988,569
Total Industrial REITs		48,679,818
Office REITs 10.3%
Alexandria Real Estate Equities, Inc.	72,330	11,141,713
Boston Properties, Inc.	47,520	6,161,443
Brandywine Realty Trust	262,280	3,973,542
Columbia Property Trust, Inc.	273,028	5,774,542
Cousins Properties, Inc.	84,550	3,178,235
JBG SMITH Properties	267,260	10,479,265
Common Stocks (continued)
Issuer	Shares	Value ($)
Kilroy Realty Corp.	142,670	11,112,566
Mack-Cali Realty Corp.	203,871	4,415,846
Total Office REITs		56,237,152
Residential REITs 20.3%
American Homes 4 Rent, Class A	270,440	7,001,692
Apartment Investment & Management Co., Class A	146,710	7,649,459
AvalonBay Communities, Inc.	93,095	20,046,146
Camden Property Trust	53,660	5,956,797
Equity Residential	324,990	28,033,637
Essex Property Trust, Inc.	15,197	4,964,100
Invitation Homes, Inc.	461,881	13,676,296
Mid-America Apartment Communities, Inc.	51,849	6,740,889
Sun Communities, Inc.	111,790	16,595,226
Total Residential REITs		110,664,242
Retail REITs 14.2%
Brixmor Property Group, Inc.	237,610	4,821,107
Federal Realty Investment Trust	30,553	4,159,485
Macerich Co. (The)	127,020	4,012,562
National Retail Properties, Inc.	146,010	8,234,964
Realty Income Corp.	165,370	12,680,572
Regency Centers Corp.	57,760	4,013,742
Retail Opportunity Investments Corp.	339,020	6,180,335
Retail Properties of America, Inc., Class A	694,960	8,561,907
Simon Property Group, Inc.	115,004	17,900,372
Taubman Centers, Inc.	112,541	4,595,049
Urban Edge Properties	96,040	1,900,632
Total Retail REITs		77,060,727
Specialized REITs 18.4%
CubeSmart	285,060	9,948,594
CyrusOne, Inc.	181,959	14,392,957
Digital Realty Trust, Inc.	48,610	6,310,064
Equinix, Inc.	51,230	29,549,464
Extra Space Storage, Inc.	85,340	9,969,419
Iron Mountain, Inc.	314,370	10,182,444
Life Storage, Inc.	69,590	7,335,482
Public Storage	32,440	7,956,559
32	CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	195,090	4,418,788
Total Specialized REITs		100,063,771
Total Real Estate		538,834,148
Total Common Stocks (Cost: $467,635,594)		538,834,148

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	2,624,202	2,623,940
Total Money Market Funds (Cost: $2,623,940)		2,623,940
Total Investments in Securities (Cost $470,259,534)		541,458,088
Other Assets & Liabilities, Net		2,862,952
Net Assets		$544,321,040
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	2,630,396	37,210,215	(37,216,409)	2,624,202	182	—	42,646	2,623,940
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2019	33

Portfolio of Investments
CTIVP® – DFA International Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Australia 6.6%
AMP Ltd.	583,812	720,049
Aurizon Holdings Ltd.	64,744	258,092
Australia & New Zealand Banking Group Ltd.	738,570	14,187,689
Bank of Queensland Ltd.	93,129	623,686
Bendigo & Adelaide Bank Ltd.	149,623	1,160,930
BlueScope Steel Ltd.	200,501	1,628,545
Boral Ltd.	252,632	824,491
Crown Resorts Ltd.	21,623	175,897
Downer EDI Ltd.	137,713	725,506
Fortescue Metals Group Ltd.	643,921	3,832,757
Harvey Norman Holdings Ltd.	69,846	213,673
Incitec Pivot Ltd.	464,784	1,064,391
LendLease Group	100,070	1,186,917
National Australia Bank Ltd.	314,705	6,309,903
Newcrest Mining Ltd.	40,366	931,472
Oil Search Ltd.	23,359	115,317
Origin Energy Ltd.	310,579	1,672,817
QBE Insurance Group Ltd.	166,758	1,414,509
Qube Holdings Ltd.	81,490	176,233
Santos Ltd.	531,792	2,772,869
South32 Ltd.	1,433,510	2,528,270
Star Entertainment Group Ltd. (The)	215,065	633,358
Suncorp Group Ltd.	198,288	1,826,840
Tabcorp Holdings Ltd	265,544	869,191
Westpac Banking Corp.	61,738	1,233,071
Whitehaven Coal Ltd.	281,802	592,667
Woodside Petroleum Ltd.	194,959	4,259,297
WorleyParsons Ltd.	44,831	393,294
Total		52,331,731
Austria 0.1%
Raiffeisen Bank International AG	23,932	555,023
Belgium 1.1%
Ageas	34,046	1,887,345
KBC Group NV	38,425	2,495,756
Solvay SA	30,862	3,195,061
Common Stocks (continued)
Issuer	Shares	Value ($)
UCB SA	11,096	805,041
Total		8,383,203
Denmark 1.8%
AP Moller - Maersk A/S, Class A	430	458,435
AP Moller - Maersk A/S, Class B	532	601,390
Carlsberg A/S, Class B	24,021	3,549,777
Danske Bank A/S	53,889	749,724
Demant A/S(a)	11,569	296,166
DSV A/S	21,255	2,020,289
H Lundbeck A/S	16,074	532,896
ISS A/S	65,130	1,610,232
Novozymes AS, Class B	1,219	51,273
Rockwool International A/S, Class B	1,734	346,713
Tryg AS	12,169	348,647
Vestas Wind Systems A/S	47,355	3,673,703
Total		14,239,245
Finland 1.0%
Fortum OYJ	70,477	1,665,813
Nordea Bank	308,590	2,186,054
Stora Enso OYJ, Class R	69,658	838,278
UPM-Kymmene OYJ	115,578	3,412,862
Total		8,103,007
France 11.3%
Amundi SA(b)	6,871	478,620
Arkema SA	10,953	1,021,111
AtoS	176	12,389
AXA SA	144,979	3,701,864
BNP Paribas SA	143,655	6,984,061
Bollore SA	163,245	675,991
Bouygues SA	77,217	3,092,291
Carrefour SA	159,734	2,794,111
Cie de Saint-Gobain	107,632	4,218,392
Cie Generale des Etablissements Michelin CSA	39,553	4,403,952
CNP Assurances	41,444	800,890
Credit Agricole SA	118,797	1,437,895
Electricite de France SA	132,766	1,485,184
Engie SA	201,762	3,293,194
34	CTIVP® – DFA International Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Iliad SA	971	91,197
Natixis SA	140,783	583,287
Orange SA	493,840	7,729,558
Peugeot SA	254,862	6,361,036
Publicis Groupe SA	17,955	883,480
Renault SA	96,311	5,527,589
Sanofi	2,196	203,422
SCOR SE	24,523	1,012,493
SES SA FDR	15,776	287,556
Societe Generale SA	120,651	3,304,886
Total SA	529,182	27,552,787
Valeo SA	28,554	925,351
Total		88,862,587
Germany 7.2%
Allianz SE, Registered Shares	4,856	1,130,341
BASF SE	10,738	750,780
Bayer AG, Registered Shares	106,285	7,488,108
Bayerische Motoren Werke AG	148,903	10,486,689
Commerzbank AG	269,653	1,560,992
Continental AG	16,908	2,169,414
Daimler AG, Registered Shares	296,961	14,763,990
Deutsche Bank AG, Registered Shares	226,269	1,690,720
Deutsche Bank AG, Registered Shares	82,065	615,487
Deutsche Lufthansa AG, Registered Shares	126,604	2,009,859
Evonik Industries AG	35,971	887,989
Fraport AG Frankfurt Airport Services Worldwide	8,197	694,741
Hapag-Lloyd AG(b)	5,457	392,559
HeidelbergCement AG	50,186	3,625,939
Metro AG	21,106	332,976
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	5,439	1,404,883
RWE AG	11,602	362,593
Talanx AG	34,747	1,501,497
Telefonica Deutschland Holding AG	213,589	595,506
Uniper SE	64,991	2,131,456
Volkswagen AG	14,852	2,553,121
Total		57,149,640
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.4%
BOC Aviation Ltd.(b)	58,500	539,899
Cathay Pacific Airways Ltd.	479,000	598,325
CK Asset Holdings Ltd.	146,500	992,551
CK Hutchison Holdings Ltd.	702,768	6,204,128
Guoco Group Ltd.	2,000	32,276
Hang Lung Group Ltd.	170,000	423,615
Hang Lung Properties Ltd.	378,000	857,867
Henderson Land Development Co., Ltd.	136,747	636,946
Kerry Properties Ltd.	264,500	814,424
MTR Corp.	107,842	604,795
New World Development Co., Ltd.	1,820,638	2,364,391
NWS Holdings Ltd.	381,296	590,577
PCCW Ltd.	250,000	140,348
Shangri-La Asia Ltd.	312,000	318,004
Sino Land Co., Ltd.	594,266	893,191
SJM Holdings Ltd.	496,000	471,062
Sun Hung Kai Properties Ltd.	281,976	4,052,204
Swire Pacific Ltd., Class A	251,000	2,336,130
Swire Pacific Ltd., Class B	480,000	701,942
WH Group Ltd.	1,334,000	1,194,674
Wharf Holdings Ltd. (The)	278,000	606,362
Wheelock & Co., Ltd.	157,000	894,456
Yue Yuen Industrial Holdings Ltd.	207,500	566,907
Total		26,835,074
Ireland 0.7%
AIB Group PLC	51,649	153,215
Bank of Ireland Group PLC	58,367	231,274
CRH PLC	69,274	2,377,775
CRH PLC, ADR	53,470	1,837,229
Flutter Entertainment PLC	6,369	595,337
Total		5,194,830
Israel 0.3%
Bank Hapoalim BM(a)	218,654	1,722,848
Bank Leumi Le-Israel BM	26,115	185,934
Israel Discount Bank Ltd.	53,600	235,582
Teva Pharmaceutical Industries Ltd., ADR(a)	8,688	59,774
Total		2,204,138

CTIVP® – DFA International Value Fund | Quarterly Report 2019	35

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 2.1%
ENI SpA	240,215	3,671,631
Fiat Chrysler Automobiles NV	232,198	3,008,778
Fiat Chrysler Automobiles NV	3,688	47,760
Intesa Sanpaolo SpA	925,831	2,193,127
Mediobanca Banca di Credito Finanziario SpA	50,757	554,053
Telecom Italia SpA(a)	6,288,644	3,590,733
UniCredit SpA	295,851	3,487,197
Total		16,553,279
Japan 24.1%
Aeon Credit Service Co., Ltd.	4,000	60,479
AGC, Inc.	89,600	2,792,145
Aisin Seiki Co., Ltd.	20,800	657,622
Alps Electric Co., Ltd.	7,700	144,587
Amada Holdings Co., Ltd.	24,400	264,410
Aozora Bank Ltd.	12,500	313,255
Asahi Kasei Corp.	40,500	401,762
Bank of Kyoto Ltd. (The)	12,800	503,538
Brother Industries Ltd.	10,100	184,040
Canon Marketing Japan, Inc.	8,100	172,703
Chiba Bank Ltd. (The)	123,800	640,307
Chugoku Bank Ltd. (The)	41,000	387,216
Citizen Watch Co., Ltd.	45,300	222,240
Coca-Cola Bottlers Japan Holdings, Inc.	28,125	632,422
Concordia Financial Group Ltd.	209,000	805,438
Credit Saison Co., Ltd.	19,000	256,206
Dai Nippon Printing Co., Ltd.	51,100	1,325,584
Daicel Corp.	43,500	370,077
Daido Steel Co., Ltd.	5,600	221,197
Dai-ichi Life Holdings, Inc.	147,400	2,240,907
Daio Paper Corp.	12,800	163,462
Daiwa Securities Group, Inc.	182,900	818,522
DeNA Co., Ltd.	12,000	212,148
Denka Co., Ltd.	21,500	595,650
Denso Corp.	55,300	2,443,564
Dentsu, Inc.	15,900	562,225
DIC Corp.	19,400	541,964
Dowa Holdings	16,200	556,285
Ebara Corp.	28,900	776,544
Common Stocks (continued)
Issuer	Shares	Value ($)
Fuji Media Holdings, Inc.	11,100	143,418
FUJIFILM Holdings Corp.	3,100	136,556
Fukuoka Financial Group, Inc.	37,800	717,380
Fukuyama Transporting Co., Ltd.	4,900	172,957
Furukawa Electric Co., Ltd.	17,000	413,151
Fuyo General Lease Co., Ltd.	2,600	156,778
Glory Ltd.	9,800	275,444
Hachijuni Bank Ltd. (The)	73,000	299,070
Hankyu Hanshin Holdings, Inc.	64,100	2,478,777
Heiwa Corp.	8,600	177,387
Hitachi Capital Corp.	17,700	361,244
Hitachi Chemical Co., Ltd.	6,900	226,341
Hitachi Ltd.	111,500	4,175,698
Hitachi Metals Ltd.	73,300	796,040
Honda Motor Co., Ltd.	494,500	12,948,208
Ibiden Co., Ltd.	54,100	1,092,042
Idemitsu Kosan Co., Ltd.	34,000	964,661
Iida Group Holdings Co., Ltd.	36,800	600,847
Inpex Corp.	296,800	2,735,241
Isetan Mitsukoshi Holdings Ltd.	56,500	452,469
Isuzu Motors Ltd.	50,800	562,732
ITOCHU Corp.	65,200	1,350,528
Itoham Yonekyu Holdings, Inc.	20,000	125,877
Iyo Bank Ltd. (The)	45,000	236,396
J. Front Retailing Co., Ltd.	61,200	719,028
Japan Post Holdings Co., Ltd.	73,100	674,537
JFE Holdings, Inc.	186,400	2,257,740
JGC Corp.	6,700	88,422
JSR Corp.	15,100	243,121
JTEKT Corp.	101,000	1,166,458
JXTG Holdings, Inc.	490,100	2,240,221
Kamigumi Co., Ltd.	27,100	615,604
Kandenko Co., Ltd.	21,400	191,980
Kaneka Corp.	22,400	701,984
Kawasaki Heavy Industries Ltd.	22,900	510,593
Kinden Corp.	15,600	231,988
Kobe Steel Ltd.	119,700	642,905
Kokuyo Co., Ltd.	6,100	85,526
Konica Minolta, Inc.	281,400	1,968,821

36	CTIVP® – DFA International Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
K’s Holdings Corp.	46,800	509,700
Kuraray Co., Ltd.	149,800	1,850,746
Kyocera Corp.	4,400	274,343
Kyushu Financial Group, Inc.	52,800	216,056
LIXIL Group Corp.	54,400	961,094
Mabuchi Motor Co., Ltd.	3,500	131,265
Maeda Corp.	10,000	87,695
Maeda Road Construction Co., Ltd.	11,700	255,661
Marubeni Corp.	168,100	1,121,054
Maruichi Steel Tube Ltd.	4,100	108,894
Mazda Motor Corp.	265,500	2,379,761
Mebuki Financial Group, Inc.	71,250	176,196
Medipal Holdings Corp.	5,900	131,701
Mitsubishi Chemical Holdings Corp.	174,400	1,249,994
Mitsubishi Corp.	133,400	3,284,697
Mitsubishi Gas Chemical Co., Inc.	47,300	636,181
Mitsubishi Heavy Industries Ltd.	39,900	1,568,405
Mitsubishi Logistics Corp.	12,000	305,976
Mitsubishi Materials Corp.	57,000	1,545,186
Mitsubishi Motors Corp.	65,300	284,891
Mitsubishi Tanabe Pharma Corp.	20,100	221,508
Mitsubishi UFJ Financial Group, Inc.	1,130,500	5,757,481
Mitsubishi UFJ Lease & Finance Co., Ltd.	288,900	1,675,728
Mitsui & Co., Ltd.	154,900	2,544,452
Mitsui Chemicals, Inc.	61,800	1,392,309
Mitsui Fudosan Co., Ltd.	5,600	139,368
Mitsui OSK Lines Ltd.	34,200	869,476
Mizuho Financial Group, Inc.	2,081,700	3,199,060
MS&AD Insurance Group Holdings, Inc.	48,100	1,563,450
Nagase & Co., Ltd.	19,500	273,899
NEC Corp.	27,900	1,179,794
NGK Insulators Ltd.	92,700	1,326,182
NH Foods Ltd.	25,000	1,006,588
NHK Spring Co., Ltd.	96,800	742,588
Nikkon Holdings Co., Ltd.	8,100	185,351
Nikon Corp.	44,100	553,250
Nippo Corp.	27,200	505,305
Nippon Electric Glass Co., Ltd.	18,100	404,708
Nippon Express Co., Ltd.	23,900	1,224,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Nippon Paper Industries Co., Ltd.	66,000	1,078,473
Nippon Shokubai Co., Ltd.	10,200	582,342
Nippon Steel Corp.	207,000	2,900,554
Nippon Yusen KK	73,800	1,239,756
Nipro Corp.	14,800	166,677
Nissan Motor Co., Ltd.	697,900	4,357,238
NOK Corp.	39,200	584,488
Nomura Holdings, Inc.	278,600	1,184,285
Nomura Real Estate Holdings, Inc.	44,100	955,983
NSK Ltd.	62,500	529,692
Obayashi Corp.	84,600	846,079
Oji Holdings Corp.	258,700	1,214,591
ORIX Corp.	187,800	2,809,300
Panasonic Corp.	84,700	690,279
Rengo Co., Ltd.	55,900	403,984
Resona Holdings, Inc.	240,650	1,035,551
Ricoh Co., Ltd.	137,500	1,244,003
Rohm Co., Ltd.	14,100	1,087,139
Sankyo Co., Ltd.	5,000	172,057
Sega Sammy Holdings, Inc.	9,700	136,073
Seino Holdings Corp.	36,000	451,946
Sekisui House Ltd.	73,900	1,458,208
Shimamura Co., Ltd.	3,600	286,011
Shimizu Corp.	43,900	398,783
Shinsei Bank Ltd.	33,400	488,383
Shizuoka Bank Ltd. (The)	80,000	599,510
Showa Denko KK	5,500	145,138
Sojitz Corp.	303,600	944,462
Sompo Holdings, Inc.	39,200	1,646,277
Sumitomo Chemical Co., Ltd.	548,000	2,474,093
Sumitomo Corp.	119,900	1,877,090
Sumitomo Electric Industries Ltd.	287,900	3,674,016
Sumitomo Forestry Co., Ltd.	47,000	627,564
Sumitomo Heavy Industries Ltd.	33,300	992,278
Sumitomo Metal Mining Co., Ltd.	33,400	1,043,123
Sumitomo Mitsui Financial Group, Inc.	257,700	8,855,118
Sumitomo Mitsui Trust Holdings, Inc.	32,400	1,173,266
Sumitomo Osaka Cement Co., Ltd.	13,000	559,209
Sumitomo Rubber Industries Ltd.	92,600	1,102,679

CTIVP® – DFA International Value Fund | Quarterly Report 2019	37

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
T&D Holdings, Inc.	100,500	1,073,916
Taiheiyo Cement Corp.	34,700	932,438
Takashimaya Co., Ltd.	33,000	386,015
Takeda Pharmaceutical Co., Ltd.	86,027	2,952,075
TDK Corp.	7,900	714,137
Teijin Ltd.	67,900	1,310,609
THK Co., Ltd.	11,300	299,373
Toda Corp.	55,100	318,680
Toho Holdings Co., Ltd.	13,000	302,048
Tokio Marine Holdings, Inc.	3,900	209,224
Tokyo Broadcasting System Holdings, Inc.	6,900	112,431
Tokyo Tatemono Co., Ltd.	36,000	508,128
Tokyu Fudosan Holdings Corp	124,300	795,541
Toppan Printing Co., Ltd.	50,400	895,086
Toray Industries, Inc.	36,100	268,853
Tosoh Corp.	74,800	996,474
Toyo Seikan Group Holdings Ltd.	41,700	650,715
Toyoda Gosei Co., Ltd.	29,600	595,889
Toyota Industries Corp.	20,400	1,177,877
Toyota Motor Corp.	207,874	13,960,869
Toyota Tsusho Corp.	28,700	931,536
TS Tech Co., Ltd.	9,500	290,570
Ube Industries Ltd.	15,500	314,886
Universal Entertainment Corp.	2,800	90,848
Wacoal Holdings Corp.	2,500	64,547
Yamada Denki Co., Ltd.	136,800	662,848
Yamaguchi Financial Group, Inc.	49,100	339,104
Yamaha Motor Co., Ltd.	20,000	364,602
Yokohama Rubber Co., Ltd. (The)	52,600	1,057,093
Zeon Corp.	44,400	544,362
Total		190,185,215
Netherlands 3.7%
ABN AMRO Bank NV	54,075	952,607
Aegon NV	344,828	1,432,115
Akzo Nobel NV	4,501	401,051
ArcelorMittal	172,832	2,431,462
ING Groep NV	437,772	4,573,287
Koninklijke Ahold Delhaize NV	391,616	9,793,398
Koninklijke DSM NV	47,063	5,665,533
Common Stocks (continued)
Issuer	Shares	Value ($)
Koninklijke Philips NV	29,332	1,355,405
Koninklijke Vopak NV	6,435	330,752
NN Group NV	40,312	1,428,601
Randstad NV	20,314	997,337
Total		29,361,548
New Zealand 0.3%
Air New Zealand Ltd.	217,789	382,023
Auckland International Airport Ltd.	168,910	968,521
EBOS Group Ltd.	16,463	257,730
Fletcher Building Ltd.	252,517	814,396
Fonterra Co-operative Group Ltd.(a)	28,970	63,508
Ryman Healthcare Ltd.	12,292	102,161
Total		2,588,339
Norway 0.8%
Austevoll Seafood ASA	12,521	118,905
DNB ASA	113,569	2,001,992
Equinor ASA	25,844	489,542
Norsk Hydro ASA	281,301	990,511
SpareBank 1 SR-Bank ASA	22,923	249,590
Storebrand ASA	119,453	755,161
Subsea 7 SA	63,896	657,198
Yara International ASA	16,042	691,649
Total		5,954,548
Portugal 0.2%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	533,756	1
EDP Renovaveis SA	110,634	1,192,591
Total		1,192,592
Singapore 1.2%
CapitaLand Ltd.	587,100	1,500,730
City Developments Ltd.	138,100	982,388
Frasers Property Ltd.	88,900	112,560
Golden Agri-Resources Ltd.	521,000	84,801
Hongkong Land Holdings Ltd.	125,700	706,712
Hutchison Port Holdings Trust	358,900	56,070
Keppel Corp., Ltd.	525,500	2,256,752
Olam International Ltd.	146,000	190,090
SembCorp Industries Ltd.	116,500	175,414
Singapore Airlines Ltd.	304,900	2,016,693

38	CTIVP® – DFA International Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
UOL Group Ltd.	86,489	469,674
Wilmar International Ltd.	268,100	723,597
Total		9,275,481
Spain 2.0%
Banco Bilbao Vizcaya Argentaria SA	38,841	202,186
Banco de Sabadell SA	1,239,814	1,202,025
Banco Santander SA	3,144,934	12,796,176
Bankia SA	218,026	411,381
Repsol SA	76,560	1,194,029
Total		15,805,797
Sweden 2.4%
Billerudkorsnas AB	68,291	738,411
Boliden AB	115,053	2,642,372
Dometic Group AB(b)	4,845	37,975
Getinge AB, Series CPO	47,280	660,882
Holmen AB, Class B	21,821	516,387
ICA Gruppen AB	12,916	596,507
Intrum Justitia AB	12,516	314,428
Millicom International Cellular SA, SDR	12,641	613,429
Pandox AB	8,462	168,584
Skandinaviska Enskilda Banken AB, Class A	316,379	2,907,113
SKF AB, Class B	59,810	987,651
SSAB AB, Class A	55,958	155,586
SSAB AB, Class B	93,035	231,063
Svenska Cellulosa AB SCA, Class A	12,348	114,984
Svenska Cellulosa AB, Class B	115,131	1,025,916
Svenska Handelsbanken AB, Class A	157,640	1,474,735
Svenska Handelsbanken AB, Class B	6,408	60,521
Swedbank AB, Class A	19,777	284,822
Telia Co. AB	858,802	3,841,850
Trelleborg AB, Class B	56,393	790,659
Volvo AB	14,720	206,508
Volvo AB, B Shares	51,158	717,907
Total		19,088,290
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 9.9%
ABB Ltd.	179,776	3,535,453
Adecco Group AG, Registered Shares	77,206	4,272,411
Alcon, Inc.(a)	36,402	2,123,324
Baloise Holding AG, Registered Shares	15,941	2,856,225
Banque Cantonale Vaudoise, Registered Shares	251	192,070
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	82,761
Cie Financiere Richemont SA, Class A, Registered Shares	73,273	5,369,860
Clariant AG, Registered Shares(a)	48,586	946,341
Credit Suisse Group AG, Registered Shares(a)	200,945	2,458,184
Flughafen Zurich AG, Registered Shares	5,380	995,838
Helvetia Holding AG, Registered Shares, ADR	3,600	496,860
Julius Baer Group Ltd.(a)	36,020	1,595,359
LafargeHolcim Ltd., Registered Shares(a)	85,157	4,193,452
Lonza Group AG, Registered Shares(a)	8,984	3,040,284
Novartis AG, Registered Shares	178,686	15,507,620
Swatch Group AG (The)	14,518	3,854,548
Swatch Group AG (The), Registered Shares	20,398	1,025,094
Swiss Life Holding AG, Registered Shares	6,130	2,930,755
Swiss Prime Site AG(a)	7,480	732,025
Swiss Re AG	23,008	2,400,742
Swisscom AG	4,149	2,047,003
UBS AG(a)	438,725	4,981,477
UBS Group AG, Registered Shares(a)	62,395	705,688
Vifor Pharma AG	3,847	614,863
Zurich Insurance Group AG	29,876	11,442,746
Total		78,400,983
United Kingdom 16.5%
3i Group PLC	88,646	1,268,734
Anglo American PLC	258,987	5,952,034
Antofagasta PLC	87,027	960,739
Aviva PLC	1,185,261	5,818,666
Barclays Bank PLC	1,597,813	2,943,972
Barclays Bank PLC, ADR	59,864	439,402
Barratt Developments PLC	344,717	2,744,170
BP PLC, ADR	320,967	12,193,536
British American Tobacco PLC	210,063	7,757,679

CTIVP® – DFA International Value Fund | Quarterly Report 2019	39

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
British American Tobacco, ADR	27,230	1,004,787
Glencore PLC(a)	1,668,197	5,027,194
HSBC Holdings PLC, ADR	402,185	15,391,620
Investec PLC	68,487	352,324
J. Sainsbury PLC	968,781	2,614,156
Kingfisher PLC	545,566	1,386,494
Lloyds Banking Group PLC	11,944,271	7,918,099
Melrose Industries PLC	500,917	1,241,014
Micro Focus International PLC, ADR	26,899	380,621
Pearson PLC	9,713	88,079
Pearson PLC, ADR	105,480	953,539
Phoenix Group Holdings PLC	65,804	559,314
Royal Bank of Scotland Group PLC, ADR	226,371	1,154,492
Royal Dutch Shell PLC, ADR, Class A	205,825	12,112,801
Royal Dutch Shell PLC, ADR, Class B	282,991	16,951,161
Standard Chartered PLC	298,754	2,507,718
Standard Life Aberdeen PLC	136,130	478,105
Vodafone Group PLC	8,704,888	17,342,796
WPP PLC	192,576	2,411,314
WPP PLC, ADR	6,362	398,198
Total		130,352,758
Total Common Stocks (Cost $825,390,994)		762,617,308
Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.7%
BMW AG	19,402	1,077,831
Porsche Automobil Holding SE	28,331	1,836,611
Volkswagen AG	61,120	10,395,617
Total		13,310,059
Total Preferred Stocks (Cost $17,510,750)		13,310,059

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(e),(f)	2,432,703	2,432,460
Total Money Market Funds (Cost $2,432,460)		2,432,460
Total Investments in Securities (Cost $845,334,204)		778,359,827
Other Assets & Liabilities, Net		10,451,647
Net Assets		$788,811,474

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $1,449,053, which represents 0.18% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	3,104,302	52,975,786	(53,647,385)	2,432,703	(123)	—	34,497	2,432,460
40	CTIVP® – DFA International Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – DFA International Value Fund, September 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – DFA International Value Fund | Quarterly Report 2019	41

Portfolio of Investments
CTIVP® – Los Angeles Capital Large Cap Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 9.6%
Entertainment 0.5%
Netflix, Inc.(a)	31,682	8,478,737
Take-Two Interactive Software, Inc.(a)	780	97,765
Total		8,576,502
Interactive Media & Services 8.4%
Alphabet, Inc., Class A(a)	32,102	39,201,036
Alphabet, Inc., Class C(a)	32,574	39,707,706
Facebook, Inc., Class A(a)	410,575	73,115,196
IAC/InterActiveCorp(a)	100	21,797
Match Group, Inc.	890	63,582
TripAdvisor, Inc.(a)	20,830	805,705
Twitter, Inc.(a)	115,666	4,765,439
Total		157,680,461
Media 0.7%
Cable One, Inc.	1,553	1,948,549
Comcast Corp., Class A	200,210	9,025,467
Sinclair Broadcast Group, Inc., Class A	28,099	1,200,951
Total		12,174,967
Total Communication Services		178,431,930
Consumer Discretionary 16.5%
Distributors 0.4%
Pool Corp.	39,413	7,949,602
Diversified Consumer Services 0.4%
Grand Canyon Education, Inc.(a)	14,650	1,438,630
H&R Block, Inc.	237,869	5,618,466
Total		7,057,096
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.(a)	1,441	1,211,117
Choice Hotels International, Inc.	7,660	681,434
Darden Restaurants, Inc.	2,060	243,533
Domino’s Pizza, Inc.	11,424	2,794,196
Dunkin’ Brands Group, Inc.	12,680	1,006,285
Hilton Worldwide Holdings, Inc.	74,300	6,918,073
McDonald’s Corp.	26,620	5,715,580
Planet Fitness, Inc., Class A(a)	54,950	3,179,957
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	241,201	21,326,992
Yum China Holdings, Inc.	250,550	11,382,486
Yum! Brands, Inc.	96,311	10,924,557
Total		65,384,210
Household Durables 0.8%
NVR, Inc.(a)	3,405	12,657,577
Roku, Inc.(a)	22,090	2,247,878
Tempur Sealy International, Inc.(a)	2,570	198,404
Total		15,103,859
Internet & Direct Marketing Retail 5.5%
Amazon.com, Inc.(a)	47,728	82,851,512
Booking Holdings, Inc.(a)	8,070	15,838,263
Etsy, Inc.(a)	67,699	3,824,994
Total		102,514,769
Multiline Retail 0.7%
Dollar General Corp.	12,810	2,036,021
Target Corp.	103,320	11,045,941
Total		13,081,962
Specialty Retail 3.7%
AutoZone, Inc.(a)	15,930	17,277,997
Burlington Stores, Inc.(a)	5,430	1,085,023
Five Below, Inc.(a)	9,620	1,213,082
Home Depot, Inc. (The)	130,820	30,352,856
Lowe’s Companies, Inc.	67,140	7,382,714
O’Reilly Automotive, Inc.(a)	1,774	706,957
TJX Companies, Inc. (The)	191,964	10,700,073
Total		68,718,702
Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc.	1,295	118,117
Columbia Sportswear Co.	9,100	881,699
lululemon athletica, Inc.(a)	30,930	5,954,953
Nike, Inc., Class B	219,550	20,620,136
Skechers U.S.A., Inc., Class A(a)	23,434	875,260
Total		28,450,165
Total Consumer Discretionary		308,260,365
42	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.0%
Beverages 2.5%
Coca-Cola Co. (The)	383,421	20,873,439
Monster Beverage Corp.(a)	168,180	9,764,531
PepsiCo, Inc.	125,002	17,137,774
Total		47,775,744
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	66,458	19,147,214
Sprouts Farmers Market, Inc.(a)	47,640	921,358
Total		20,068,572
Food Products 0.0%
Hershey Co. (The)	1,390	215,436
Household Products 0.8%
Church & Dwight Co., Inc.	11,660	877,298
Colgate-Palmolive Co.	67,810	4,984,713
Kimberly-Clark Corp.	2,660	377,853
Procter & Gamble Co. (The)	72,880	9,064,815
Total		15,304,679
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A	55,099	10,961,946
Total Consumer Staples		94,326,377
Financials 5.4%
Banks 0.6%
Synovus Financial Corp.	16,810	601,126
Western Alliance Bancorp	247,570	11,408,025
Total		12,009,151
Capital Markets 3.7%
Artisan Partners Asset Management, Inc., Class A	52,956	1,495,477
Eaton Vance Corp.	107,780	4,842,555
Evercore, Inc., Class A	116,296	9,315,310
LPL Financial Holdings, Inc.	122,330	10,018,827
Moody’s Corp.	46,380	9,500,015
MSCI, Inc.	31,425	6,842,794
S&P Global, Inc.	73,510	18,008,480
SEI Investments Co.	92,760	5,496,494
T. Rowe Price Group, Inc.	27,960	3,194,430
Total		68,714,382
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
OneMain Holdings, Inc.	35,870	1,315,712
Synchrony Financial	220,974	7,533,004
Total		8,848,716
Insurance 0.6%
Aon PLC	5,540	1,072,378
Axis Capital Holdings Ltd.	10,910	727,915
Brown & Brown, Inc.	710	25,603
Erie Indemnity Co., Class A	6,000	1,113,900
Kemper Corp.	31,850	2,482,707
Progressive Corp. (The)	67,540	5,217,465
Total		10,639,968
Total Financials		100,212,217
Health Care 12.1%
Biotechnology 2.3%
AbbVie, Inc.	329,589	24,956,479
Amgen, Inc.	22,100	4,276,571
Biogen, Inc.(a)	1,580	367,856
Incyte Corp.(a)	103,710	7,698,393
Vertex Pharmaceuticals, Inc.(a)	38,550	6,531,141
Total		43,830,440
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	114,710	9,597,786
Baxter International, Inc.	19,855	1,736,717
Boston Scientific Corp.(a)	199,762	8,128,316
DexCom, Inc.(a)	17,810	2,657,964
Edwards Lifesciences Corp.(a)	50,189	11,037,063
IDEXX Laboratories, Inc.(a)	13,942	3,791,248
Intuitive Surgical, Inc.(a)	25,072	13,537,125
Masimo Corp.(a)	5,488	816,559
ResMed, Inc.	925	124,977
Stryker Corp.	35,460	7,669,998
Varian Medical Systems, Inc.(a)	32,160	3,829,934
West Pharmaceutical Services, Inc.	30,873	4,378,409
Total		67,306,096

CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019	43

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.7%
Anthem, Inc.	2,230	535,423
Chemed Corp.	24,813	10,361,164
Cigna Corp.	250	37,948
HCA Healthcare, Inc.	27,250	3,281,445
UnitedHealth Group, Inc.	82,162	17,855,446
Total		32,071,426
Health Care Technology 0.5%
Cerner Corp.	44,771	3,052,039
Veeva Systems Inc., Class A(a)	37,631	5,745,878
Total		8,797,917
Life Sciences Tools & Services 1.3%
Bio-Techne Corp.	5,088	995,569
Bruker Corp.	197,930	8,695,065
Charles River Laboratories International, Inc.(a)	32,551	4,308,776
Mettler-Toledo International, Inc.(a)	1,239	872,751
Thermo Fisher Scientific, Inc.	30,563	8,902,085
Total		23,774,246
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	13,470	683,064
Eli Lilly & Co.	99,816	11,162,423
Johnson & Johnson	48,757	6,308,181
Merck & Co., Inc.	329,947	27,774,938
Zoetis, Inc.	28,692	3,574,736
Total		49,503,342
Total Health Care		225,283,467
Industrials 8.6%
Aerospace & Defense 4.0%
Boeing Co. (The)	60,810	23,136,381
Curtiss-Wright Corp.	70,830	9,163,277
HEICO Corp.	68,432	8,545,788
HEICO Corp., Class A	6,020	585,806
Hexcel Corp.	178,060	14,624,068
L3 Harris Technologies, Inc.	20,410	4,258,342
Lockheed Martin Corp.	36,760	14,338,606
TransDigm Group, Inc.	750	390,503
Total		75,042,771
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.0%
United Parcel Service, Inc., Class B	810	97,054
Airlines 0.0%
Delta Air Lines, Inc.	12,250	705,600
Building Products 0.3%
Armstrong World Industries, Inc.	60,690	5,868,723
Commercial Services & Supplies 0.4%
Copart, Inc.(a)	110	8,836
Republic Services, Inc.	1,140	98,667
Rollins, Inc.	86,898	2,960,615
Waste Management, Inc.	35,780	4,114,700
Total		7,182,818
Construction & Engineering 0.2%
Quanta Services, Inc.	76,020	2,873,556
Electrical Equipment 0.3%
AMETEK, Inc.	65,229	5,989,327
Industrial Conglomerates 1.0%
Honeywell International, Inc.	78,640	13,305,888
Roper Technologies, Inc.	16,940	6,040,804
Total		19,346,692
Machinery 1.1%
Allison Transmission Holdings, Inc.	1,180	55,519
Gardner Denver Holdings, Inc.(a)	62,400	1,765,296
IDEX Corp.	49,974	8,189,739
Illinois Tool Works, Inc.	35,534	5,560,716
Lincoln Electric Holdings, Inc.	31,320	2,717,323
Woodward, Inc.	16,660	1,796,448
Total		20,085,041
Road & Rail 0.9%
Landstar System, Inc.	49,400	5,561,452
Union Pacific Corp.	63,390	10,267,912
Total		15,829,364
Trading Companies & Distributors 0.4%
MSC Industrial Direct Co., Inc., Class A	95,641	6,936,842
Watsco, Inc.	8,270	1,399,118
Total		8,335,960
Total Industrials		161,356,906

44	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 37.9%
Communications Equipment 1.4%
Arista Networks, Inc.(a)	10,660	2,546,887
Cisco Systems, Inc.	420,860	20,794,692
Motorola Solutions, Inc.	13,570	2,312,464
Total		25,654,043
Electronic Equipment, Instruments & Components 1.3%
CDW Corp.	40,650	5,009,706
Jabil, Inc.	442,419	15,825,328
Keysight Technologies, Inc.(a)	15,800	1,536,550
National Instruments Corp.	59,912	2,515,705
Zebra Technologies Corp., Class A(a)	290	59,847
Total		24,947,136
IT Services 8.4%
Accenture PLC, Class A	63,181	12,152,865
Akamai Technologies, Inc.(a)	66,020	6,032,908
Automatic Data Processing, Inc.	33,220	5,362,373
Black Knight, Inc.(a)	37,765	2,305,931
Booz Allen Hamilton Holdings Corp.	18,618	1,322,250
Euronet Worldwide, Inc.(a)	15,197	2,223,321
Fidelity National Information Services, Inc.	43,145	5,727,930
Fiserv, Inc.(a)	71,325	7,388,557
FleetCor Technologies, Inc.(a)	18,040	5,173,511
Global Payments, Inc.	16,010	2,545,590
MasterCard, Inc., Class A	136,383	37,037,531
PayPal Holdings, Inc.(a)	219,370	22,724,538
VeriSign, Inc.(a)	26,120	4,927,016
Visa, Inc., Class A	249,456	42,908,927
Total		157,833,248
Semiconductors & Semiconductor Equipment 4.5%
Analog Devices, Inc.	48,848	5,457,787
Broadcom, Inc.	32,274	8,909,883
Cypress Semiconductor Corp.	97,870	2,284,286
Entegris, Inc.	29,140	1,371,328
KLA Corp.	5,090	811,601
Lam Research Corp.	13,470	3,113,052
Monolithic Power Systems, Inc.	15,240	2,371,801
NVIDIA Corp.	81,049	14,108,199
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	89,707	6,842,850
Teradyne, Inc.	158,928	9,203,520
Texas Instruments, Inc.	191,091	24,696,601
Universal Display Corp.	11,280	1,893,912
Xilinx, Inc.	28,020	2,687,118
Total		83,751,938
Software 14.7%
Adobe, Inc.(a)	56,939	15,729,399
Alteryx, Inc., Class A(a)	2,370	254,609
ANSYS, Inc.(a)	30,100	6,662,936
Autodesk, Inc.(a)	24,880	3,674,776
Cadence Design Systems, Inc.(a)	175,206	11,577,613
Fair Isaac Corp.(a)	13,510	4,100,555
Fortinet, Inc.(a)	78,560	6,030,266
HubSpot, Inc.(a)	2,480	375,993
Intuit, Inc.	46,527	12,373,390
Manhattan Associates, Inc.(a)	52,160	4,207,747
Microsoft Corp.	1,008,501	140,211,894
Oracle Corp.	540,040	29,718,401
Palo Alto Networks, Inc.(a)	10,340	2,107,602
Paycom Software, Inc.(a)	11,170	2,340,003
Proofpoint, Inc.(a)	18,700	2,413,235
RingCentral, Inc., Class A(a)	11,580	1,455,143
Salesforce.com, Inc.(a)	122,101	18,124,673
ServiceNow, Inc.(a)	30,831	7,826,449
Teradata Corp.(a)	46,433	1,439,423
Tyler Technologies, Inc.(a)	2,551	669,638
Workday, Inc., Class A(a)	17,515	2,976,849
Zscaler, Inc.(a)	938	44,330
Total		274,314,924
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	619,324	138,709,996
Dell Technologies, Inc.(a)	58,335	3,025,253
Total		141,735,249
Total Information Technology		708,236,538

CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019	45

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.0%
Chemicals 0.7%
NewMarket Corp.	12,615	5,955,415
Scotts Miracle-Gro Co. (The), Class A	44,651	4,546,365
Sherwin-Williams Co. (The)	5,150	2,831,831
Total		13,333,611
Construction Materials 0.3%
Vulcan Materials Co.	34,751	5,255,741
Total Materials		18,589,352
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	89,670	19,828,727
Brookfield Property REIT, Inc.	26,260	535,441
Crown Castle International Corp.	24,120	3,352,921
CubeSmart	56,600	1,975,340
Equinix, Inc.	2,750	1,586,200
Equity LifeStyle Properties, Inc.	4,516	603,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Storage, Inc.	13,440	1,416,711
Public Storage	19,560	4,797,481
SBA Communications Corp.	33,120	7,986,888
Simon Property Group, Inc.	21,600	3,362,040
Taubman Centers, Inc.	77,084	3,147,340
Total		48,592,427
Total Real Estate		48,592,427
Total Common Stocks (Cost $1,528,170,538)		1,843,289,579

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	16,169,186	16,167,569
Total Money Market Funds (Cost $16,167,569)		16,167,569
Total Investments in Securities (Cost: $1,544,338,107)		1,859,457,148
Other Assets & Liabilities, Net		8,604,421
Net Assets		1,868,061,569

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	16,951,255	79,444,384	(80,226,453)	16,169,186	(181)	—	316,408	16,167,569
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
46	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – MFS® Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	126,360	7,627,090
Media 3.3%
Comcast Corp., Class A	1,018,258	45,903,071
Omnicom Group, Inc.	58,195	4,556,668
Total		50,459,739
Total Communication Services		58,086,829
Consumer Discretionary 1.3%
Auto Components 1.0%
Aptiv PLC	153,822	13,447,119
Lear Corp.	21,237	2,503,842
Total		15,950,961
Automobiles 0.1%
Harley-Davidson, Inc.	46,707	1,680,051
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	150,762	2,309,674
Total Consumer Discretionary		19,940,686
Consumer Staples 8.3%
Beverages 1.8%
Diageo PLC	481,484	19,668,772
PepsiCo, Inc.	63,896	8,760,141
Total		28,428,913
Food Products 3.4%
Archer-Daniels-Midland Co.	214,047	8,790,910
Danone SA	86,692	7,635,983
General Mills, Inc.	41,116	2,266,314
JM Smucker Co. (The)	52,707	5,798,824
Nestlé SA, Registered Shares	254,222	27,571,530
Total		52,063,561
Household Products 1.3%
Colgate-Palmolive Co.	44,268	3,254,141
Kimberly-Clark Corp.	40,347	5,731,291
Procter & Gamble Co. (The)	28,704	3,570,204
Reckitt Benckiser Group PLC	86,041	6,718,029
Total		19,273,665
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.8%
Altria Group, Inc.	152,693	6,245,144
Philip Morris International, Inc.	289,253	21,962,980
Total		28,208,124
Total Consumer Staples		127,974,263
Energy 3.5%
Energy Equipment & Services 0.8%
Schlumberger Ltd.	352,650	12,050,050
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	104,978	12,450,391
EOG Resources, Inc.	113,403	8,416,771
Exxon Mobil Corp.	152,633	10,777,416
Pioneer Natural Resources Co.	25,038	3,149,029
Suncor Energy, Inc.	221,475	6,986,029
Total		41,779,636
Total Energy		53,829,686
Financials 29.2%
Banks 14.1%
BB&T Corp.	437,775	23,364,052
Citigroup, Inc.	489,950	33,845,746
JPMorgan Chase & Co.	608,049	71,561,287
PNC Financial Services Group, Inc. (The)	153,312	21,488,210
U.S. Bancorp	605,980	33,534,933
Wells Fargo & Co.	675,822	34,088,461
Total		217,882,689
Capital Markets 6.5%
Bank of New York Mellon Corp. (The)	281,856	12,742,710
BlackRock, Inc.	31,844	14,190,960
Goldman Sachs Group, Inc. (The)	119,425	24,748,443
Moody’s Corp.	63,775	13,063,033
Nasdaq, Inc.	179,635	17,846,737
State Street Corp.	174,620	10,335,758
T. Rowe Price Group, Inc.	67,815	7,747,864
Total		100,675,505
Consumer Finance 0.7%
American Express Co.	98,983	11,707,709
CTIVP® – MFS® Value Fund | Quarterly Report 2019	47

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.9%
Aon PLC	184,724	35,757,025
Chubb Ltd.	203,720	32,888,557
Marsh & McLennan Companies, Inc.	163,304	16,338,565
MetLife, Inc.	113,349	5,345,539
Travelers Companies, Inc. (The)	213,938	31,810,441
Total		122,140,127
Total Financials		452,406,030
Health Care 16.7%
Health Care Equipment & Supplies 6.1%
Abbott Laboratories	245,676	20,555,711
Danaher Corp.	194,644	28,112,433
Medtronic PLC	420,260	45,648,641
Total		94,316,785
Health Care Providers & Services 2.3%
Cigna Corp.	165,624	25,140,067
McKesson Corp.	78,665	10,750,359
Total		35,890,426
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	72,026	20,979,013
Pharmaceuticals 6.9%
Johnson & Johnson	381,575	49,368,173
Merck & Co., Inc.	206,125	17,351,603
Novartis AG, Registered Shares	39,707	3,446,051
Pfizer, Inc.	827,751	29,741,093
Roche Holding AG, Genusschein Shares	22,932	6,676,989
Total		106,583,909
Total Health Care		257,770,133
Industrials 16.5%
Aerospace & Defense 4.5%
Lockheed Martin Corp.	46,336	18,073,820
Northrop Grumman Corp.	94,461	35,403,039
United Technologies Corp.	117,279	16,010,929
Total		69,487,788
Building Products 1.6%
Johnson Controls International PLC	564,665	24,783,147
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.1%
Eaton Corp. PLC	210,819	17,529,600
Industrial Conglomerates 2.9%
3M Co.	83,096	13,660,982
Honeywell International, Inc.	187,089	31,655,459
Total		45,316,441
Machinery 3.7%
Illinois Tool Works, Inc.	156,004	24,413,066
Ingersoll-Rand PLC	129,479	15,953,108
Stanley Black & Decker, Inc.	113,316	16,363,963
Total		56,730,137
Professional Services 0.9%
Equifax, Inc.	99,412	13,984,286
Road & Rail 1.8%
Canadian National Railway Co.	101,395	9,111,355
Union Pacific Corp.	118,572	19,206,292
Total		28,317,647
Total Industrials		256,149,046
Information Technology 9.4%
IT Services 5.9%
Accenture PLC, Class A	214,223	41,205,794
Cognizant Technology Solutions Corp., Class A	102,040	6,149,441
DXC Technology Co.	42,351	1,249,354
Fidelity National Information Services, Inc.	156,071	20,719,986
Fiserv, Inc.(a)	215,406	22,313,908
Total		91,638,483
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	105,342	11,769,861
NXP Semiconductors NV	59,234	6,463,614
Texas Instruments, Inc.	276,466	35,730,466
Total		53,963,941
Total Information Technology		145,602,424

48	CTIVP® – MFS® Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.8%
Chemicals 3.8%
Corteva, Inc.	64,517	1,806,476
DuPont de Nemours, Inc.	163,884	11,686,568
PPG Industries, Inc.	242,614	28,752,185
Sherwin-Williams Co. (The)	31,587	17,368,744
Total		59,613,973
Total Materials		59,613,973
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	26,147	6,413,075
Total Real Estate		6,413,075
Utilities 5.9%
Electric Utilities 5.9%
Duke Energy Corp.	359,268	34,439,431
FirstEnergy Corp.	442,687	21,350,794
Southern Co. (The)	450,921	27,853,390
Xcel Energy, Inc.	124,554	8,082,309
Total		91,725,924
Total Utilities		91,725,924
Total Common Stocks (Cost $1,108,340,440)		1,529,512,069

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	19,798,673	19,796,693
Total Money Market Funds (Cost $19,796,693)		19,796,693
Total Investments in Securities (Cost: $1,128,137,133)		1,549,308,762
Other Assets & Liabilities, Net		(1,888,862)
Net Assets		1,547,419,900

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	17,817,869	370,767,792	(368,786,988)	19,798,673	(1,547)	—	221,219	19,796,693
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – MFS® Value Fund | Quarterly Report 2019	49

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 17.2%
Entertainment 7.9%
Spotify Technology SA(a)	614,725	70,078,650
Walt Disney Co. (The)	869,379	113,297,471
Total		183,376,121
Interactive Media & Services 9.3%
Alphabet, Inc., Class C(a)	49,906	60,835,414
Facebook, Inc., Class A(a)	183,532	32,683,379
Twitter, Inc.(a)	3,021,985	124,505,782
Total		218,024,575
Total Communication Services		401,400,696
Consumer Discretionary 15.8%
Diversified Consumer Services 1.8%
ServiceMaster Global Holdings, Inc.(a)	762,994	42,651,365
Hotels, Restaurants & Leisure 1.5%
Starbucks Corp.	391,219	34,591,584
Internet & Direct Marketing Retail 9.1%
Amazon.com, Inc.(a)	92,230	160,102,979
MercadoLibre, Inc.(a)	95,995	52,915,324
Total		213,018,303
Textiles, Apparel & Luxury Goods 3.4%
LVMH Moet Hennessy Louis Vuitton SE	196,793	78,079,578
Total Consumer Discretionary		368,340,830
Consumer Staples 2.6%
Personal Products 2.6%
Estee Lauder Companies, Inc. (The), Class A	307,229	61,123,210
Total Consumer Staples		61,123,210
Financials 1.7%
Capital Markets 1.7%
S&P Global, Inc.	160,810	39,395,234
Total Financials		39,395,234
Health Care 13.8%
Health Care Equipment & Supplies 6.9%
Danaher Corp.	267,878	38,689,620
Intuitive Surgical, Inc.(a)	227,768	122,978,776
Total		161,668,396
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.8%
Veeva Systems Inc., Class A(a)	419,581	64,065,823
Pharmaceuticals 4.1%
Elanco Animal Health, Inc.(a)	1,294,952	34,432,774
Zoetis, Inc.	488,495	60,861,592
Total		95,294,366
Total Health Care		321,028,585
Industrials 13.8%
Aerospace & Defense 1.4%
HEICO Corp., Class A	345,188	33,590,244
Commercial Services & Supplies 6.7%
Copart, Inc.(a)	716,581	57,562,952
Rollins, Inc.	1,805,942	61,528,444
Waste Connections, Inc.	390,515	35,927,380
Total		155,018,776
Industrial Conglomerates 1.5%
Roper Technologies, Inc.	99,609	35,520,569
Professional Services 1.7%
Verisk Analytics, Inc.	257,585	40,734,492
Road & Rail 2.5%
Union Pacific Corp.	354,265	57,383,845
Total Industrials		322,247,926
Information Technology 24.7%
IT Services 5.6%
Broadridge Financial Solutions, Inc.	464,723	57,825,483
Gartner, Inc.(a)	379,067	54,202,790
Twilio, Inc., Class A(a)	162,860	17,908,086
Total		129,936,359
Software 19.1%
Adobe, Inc.(a)	147,202	40,664,552
Autodesk, Inc.(a)	263,121	38,862,972
Constellation Software, Inc.	94,845	94,723,298
Coupa Software, Inc.(a)	79,548	10,307,034
Intuit, Inc.	132,056	35,118,973
50	CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	447,536	113,607,014
Workday, Inc., Class A(a)	654,693	111,271,622
Total		444,555,465
Total Information Technology		574,491,824
Materials 7.0%
Chemicals 5.4%
Ecolab, Inc.	631,783	125,118,305
Containers & Packaging 1.6%
Ball Corp.	524,042	38,155,498
Total Materials		163,273,803
Total Common Stocks (Cost $1,866,646,928)		2,251,302,108

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	72,435,513	72,428,269
Total Money Market Funds (Cost $72,428,269)		72,428,269
Total Investments in Securities (Cost: $1,939,075,197)		2,323,730,377
Other Assets & Liabilities, Net		5,895,822
Net Assets		2,329,626,199

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	48,921,503	631,401,957	(607,887,947)	72,435,513	(2,360)	—	947,185	72,428,269
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2019	51

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 5.2%
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	655,711	39,578,716
Entertainment 0.3%
Walt Disney Co. (The)	47,386	6,175,344
Media 2.9%
Comcast Corp., Class A	572,145	25,792,296
Fox Corp., Class B	569,520	17,962,661
News Corp., Class A	928,925	12,930,636
Total		56,685,593
Total Communication Services		102,439,653
Consumer Discretionary 2.5%
Auto Components 0.7%
Magna International, Inc.	272,499	14,532,372
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	312,877	13,675,854
Las Vegas Sands Corp.	205,599	11,875,398
Total		25,551,252
Leisure Products 0.2%
Mattel, Inc.(a)	317,785	3,619,571
Multiline Retail 0.3%
Kohl’s Corp.	111,356	5,529,939
Total Consumer Discretionary		49,233,134
Consumer Staples 9.4%
Beverages 0.7%
PepsiCo, Inc.	103,764	14,226,044
Food & Staples Retailing 1.4%
Walmart, Inc.	236,698	28,091,319
Food Products 4.3%
Bunge Ltd.	310,763	17,595,401
ConAgra Foods, Inc.	449,050	13,776,854
Tyson Foods, Inc., Class A	599,128	51,608,886
Total		82,981,141
Household Products 1.6%
Kimberly-Clark Corp.	221,648	31,485,098
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	353,994	26,878,765
Total Consumer Staples		183,662,367
Energy 8.4%
Oil, Gas & Consumable Fuels 8.4%
EQT Corp.	259,133	2,757,175
Equitrans Midstream Corp.	215,187	3,130,971
Exxon Mobil Corp.	479,045	33,825,367
Occidental Petroleum Corp.	536,413	23,854,286
Pioneer Natural Resources Co.	117,598	14,790,301
TC Energy Corp.	719,910	37,284,139
Total SA, ADR	948,566	49,325,432
Total		164,967,671
Total Energy		164,967,671
Financials 23.0%
Banks 11.3%
Citigroup, Inc.	254,946	17,611,670
Fifth Third Bancorp	1,105,229	30,261,170
JPMorgan Chase & Co.	579,086	68,152,631
Signature Bank	69,986	8,343,731
U.S. Bancorp	442,745	24,501,508
Wells Fargo & Co.	1,444,384	72,854,729
Total		221,725,439
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	461,952	20,884,850
Franklin Resources, Inc.	335,231	9,674,767
Morgan Stanley	940,249	40,120,425
Total		70,680,042
Diversified Financial Services 0.5%
AXA Equitable Holdings, Inc.	434,649	9,631,822
Insurance 7.6%
American International Group, Inc.	897,001	49,962,956
Chubb Ltd.	264,640	42,723,481
Loews Corp.	166,073	8,549,438
52	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marsh & McLennan Companies, Inc.	250,281	25,040,614
MetLife, Inc.	479,018	22,590,489
Total		148,866,978
Total Financials		450,904,281
Health Care 13.8%
Biotechnology 1.6%
AbbVie, Inc.	212,000	16,052,640
Gilead Sciences, Inc.	229,833	14,566,816
Total		30,619,456
Health Care Equipment & Supplies 4.9%
Becton Dickinson and Co.	64,362	16,281,011
Hologic, Inc.(a)	358,838	18,117,731
Medtronic PLC	432,384	46,965,550
Zimmer Biomet Holdings, Inc.	110,722	15,198,809
Total		96,563,101
Health Care Providers & Services 1.6%
CVS Health Corp.	495,942	31,279,062
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	39,223	11,424,483
Pharmaceuticals 5.1%
Johnson & Johnson	299,228	38,714,119
Merck & Co., Inc.	135,813	11,432,738
Perrigo Co. PLC	282,997	15,816,702
Pfizer, Inc.	950,786	34,161,741
Total		100,125,300
Total Health Care		270,011,402
Industrials 11.6%
Aerospace & Defense 2.8%
Boeing Co. (The)	94,194	35,837,991
Raytheon Co.	96,248	18,882,895
Total		54,720,886
Air Freight & Logistics 1.8%
United Parcel Service, Inc., Class B	286,775	34,361,380
Airlines 1.3%
Southwest Airlines Co.	454,102	24,526,049
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.9%
Fortune Brands Home & Security, Inc.	361,614	19,780,286
Johnson Controls International PLC	404,420	17,749,994
Total		37,530,280
Commercial Services & Supplies 0.5%
Stericycle, Inc.(a)	204,091	10,394,355
Industrial Conglomerates 2.0%
General Electric Co.	4,293,331	38,382,379
Machinery 0.8%
Illinois Tool Works, Inc.	102,133	15,982,793
Professional Services 0.5%
Nielsen Holdings PLC	487,851	10,366,834
Total Industrials		226,264,956
Information Technology 10.2%
Communications Equipment 1.6%
Cisco Systems, Inc.	650,142	32,123,516
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	185,223	17,259,079
IT Services 0.5%
Cognizant Technology Solutions Corp., Class A	149,429	9,005,339
Semiconductors & Semiconductor Equipment 4.5%
Applied Materials, Inc.	508,213	25,359,829
QUALCOMM, Inc.	498,208	38,003,306
Texas Instruments, Inc.	186,077	24,048,591
Total		87,411,726
Software 2.7%
Microsoft Corp.	383,085	53,260,308
Total Information Technology		199,059,968
Materials 3.6%
Chemicals 2.4%
CF Industries Holdings, Inc.	340,435	16,749,402
Dow, Inc.	208,563	9,938,027
DuPont de Nemours, Inc.	288,451	20,569,441
Total		47,256,870
Containers & Packaging 1.2%
International Paper Co.	543,888	22,745,396
Total Materials		70,002,266

CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019	53

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
SL Green Realty Corp.	158,450	12,953,287
Weyerhaeuser Co.	902,893	25,010,136
Total		37,963,423
Total Real Estate		37,963,423
Utilities 6.8%
Electric Utilities 5.9%
Edison International	228,913	17,264,618
Evergy, Inc.	357,780	23,813,837
NextEra Energy, Inc.	113,634	26,475,586
Southern Co. (The)	783,199	48,378,202
Total		115,932,243
Multi-Utilities 0.9%
CenterPoint Energy, Inc.	276,750	8,352,315
Sempra Energy	61,637	9,098,238
Total		17,450,553
Total Utilities		133,382,796
Total Common Stocks (Cost $1,668,630,103)		1,887,891,917

Convertible Preferred Stocks 1.6%
Issuer		Shares	Value ($)
Health Care 0.3%
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.	6.125%	74,448	4,603,864
Total Health Care			4,603,864
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.3%
Electric Utilities 0.4%
Southern Co. (The)	6.750%	158,711	8,500,561
Multi-Utilities 0.9%
Sempra Energy	6.000%	116,592	13,758,965
Sempra Energy	6.750%	29,654	3,489,387
Total			17,248,352
Total Utilities			25,748,913
Total Convertible Preferred Stocks (Cost $26,337,062)			30,352,777

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	37,186,026	37,182,307
Total Money Market Funds (Cost $37,182,307)		37,182,307
Total Investments in Securities (Cost: $1,732,149,472)		1,955,427,001
Other Assets & Liabilities, Net		2,243,954
Net Assets		1,957,670,955

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	46,627,223	312,260,294	(321,701,491)	37,186,026	(2,094)	—	750,837	37,182,307
54	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, September 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2019	55

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850% Floor 0.850% 01/15/2028	3.153%	6,750,000	6,737,040
BlueMountain CLO Ltd.(a),(b)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	3.230%	7,250,000	7,252,030
Dryden CLO Ltd.(a),(b)
Series 2018-71A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 01/15/2029	3.453%	5,700,000	5,700,125
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	2.818%	3,090,000	3,067,199
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,665,584	2,684,482
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,782,353	2,969,198
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	3.182%	2,800,100	2,812,361
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	3.543%	8,000,000	8,000,008
Magnetite XXI Ltd.(a),(b)
Series 2019-21A Class A
3-month USD LIBOR + 1.280% Floor 1.280% 04/20/2030	3.909%	6,400,000	6,412,480
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	2.528%	6,053,000	6,006,496
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	2.658%	5,540,172	5,461,648
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	2.638%	5,772,602	5,668,259
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	2.638%	4,255,708	4,150,535
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	2.588%	10,890,000	10,779,429
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.518%	7,950,000	8,226,150
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.068%	7,900,000	7,924,311
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	2.968%	4,345,000	4,258,332
Series 2019-4A Class A
1-month USD LIBOR + 0.870% Floor 0.870% 09/26/2067	3.039%	7,000,000	7,005,841
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	2.329%	408,266	378,397
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	2.826%	7,800,000	7,671,452
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	2.768%	5,230,772	5,209,654
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	2.336%	12,201,789	11,864,993
56	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 01/25/2022	2.606%	5,914,447	5,764,180
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	3.026%	1,990,000	1,832,727
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	3.926%	1,706,742	1,724,047
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	4.126%	5,860,000	5,868,707
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.376%	5,950,031	5,928,351
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	3.776%	1,520,680	1,535,929
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	4.526%	5,775,000	5,818,515
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	2.446%	12,561,980	12,124,033
Total Asset-Backed Securities — Non-Agency (Cost $171,133,058)			170,836,909

Commercial Mortgage-Backed Securities - Agency 3.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	7,010,000	7,658,823
Series K155 Class A2
11/25/2032	3.750%	14,500,000	16,325,620
Series K155 Class A3
04/25/2033	3.750%	6,990,000	7,982,609
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	14,079,021
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K084 Class A2
NO INDEX + 0% 10/25/2028	3.780%	7,320,000	8,211,662
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2026	2.330%	6,215,000	6,309,020
05/01/2027	2.827%	5,207,549	5,496,995
05/01/2030	3.690%	12,741,000	14,315,207
07/01/2032	3.270%	5,615,000	6,127,025
11/01/2037	3.210%	7,085,803	7,610,609
Series 2001-M2 Class Z2
06/25/2031	6.300%	28,499	29,002
Federal National Mortgage Association(d),(e)
Series 2019 JPM Class AG
12/31/2049	2.530%	6,000,000	6,078,600
Government National Mortgage Association(c),(f)
CMO Series 2011-121 Class
06/16/2043	0.389%	5,962,815	43,335
Government National Mortgage Association(f)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	10,673,646	75,813
Total Commercial Mortgage-Backed Securities - Agency (Cost $93,373,193)			100,343,341

Commercial Mortgage-Backed Securities - Non-Agency 1.0%

BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	3,000,000	3,029,533
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	2,620,000	2,756,409
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,930,000	3,075,619
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,293,459
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,800,000	3,893,870
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,938,667
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,927,698
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	3,035,000	3,212,025
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	3,100,000	3,172,039
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $27,675,257)			28,299,319

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	57

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Common Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(g)	32,056	192,336
Total Utilities		192,336
Total Common Stocks (Cost $1,930,228)		192,336

Corporate Bonds & Notes 26.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
L3Harris Technologies, Inc.(a)
06/15/2028	4.400%	3,215,000	3,608,034
Northrop Grumman Corp.
01/15/2025	2.930%	2,770,000	2,854,557
Total			6,462,591
Airlines 0.4%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	1,405,861	1,445,671
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,149,800	1,183,834
01/15/2023	4.950%	972,361	1,018,261
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	123,454	131,093
04/19/2022	5.983%	8,006,617	8,439,511
Total			12,218,370
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,344,738
Automotive 1.4%
Daimler Finance North America LLC(a)
10/30/2021	2.200%	4,235,000	4,224,434
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	3.058%	4,000,000	4,019,272
Ford Motor Credit Co. LLC
01/15/2020	8.125%	1,500,000	1,522,357
11/02/2020	2.343%	3,000,000	2,982,126
01/15/2021	3.200%	2,850,000	2,854,554
03/18/2021	3.336%	1,420,000	1,426,454
01/07/2022	5.596%	6,232,000	6,555,341
03/28/2022	3.339%	1,790,000	1,792,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.220%	2,095,000	2,059,404
3-month USD LIBOR + 1.270% 03/28/2022	3.374%	6,000,000	5,904,036
3-month USD LIBOR + 1.080% 08/03/2022	3.367%	1,940,000	1,894,953
General Motors Co.
10/02/2023	4.875%	1,320,000	1,412,857
General Motors Financial Co., Inc.
01/15/2020	3.150%	1,634,000	1,635,868
Total			38,284,103
Banking 4.4%
Bank of America Corp.
10/19/2020	2.625%	2,000,000	2,012,548
Bank of America Corp.(h)
07/21/2021	2.369%	14,195,000	14,214,745
12/20/2023	3.004%	11,937,000	12,183,869
07/23/2029	4.271%	1,720,000	1,912,898
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	2.788%	1,000,000	947,116
Bank of New York Mellon Corp. (The)(h)
05/16/2023	2.661%	5,000,000	5,063,220
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	307,884
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	1,750,000	1,854,009
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	4,575,000	4,721,533
06/05/2028	3.691%	3,500,000	3,674,447
04/23/2029	3.814%	4,450,000	4,718,072
JPMorgan Chase & Co.(h)
06/18/2022	3.514%	3,000,000	3,065,616
12/05/2024	4.023%	6,015,000	6,411,106
01/23/2029	3.509%	5,750,000	6,055,135
Lloyds Bank PLC
05/07/2021	3.300%	4,195,000	4,267,565
Lloyds Banking Group PLC(h)
03/17/2023	2.858%	4,200,000	4,213,747
11/07/2023	2.907%	4,119,000	4,132,214
Morgan Stanley(b)
3-month USD LIBOR + 0.930% 07/22/2022	3.208%	4,000,000	4,028,916
Nationwide Building Society(a),(h)
04/26/2023	3.622%	1,915,000	1,949,501
03/08/2024	3.766%	1,000,000	1,025,800

58	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC
08/05/2021	2.875%	9,573,000	9,624,091
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	1,500,000	1,604,508
Santander UK PLC
06/01/2021	3.400%	3,000,000	3,049,155
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,082,191
04/22/2026	3.000%	11,440,000	11,736,628
Wells Fargo Bank NA(h)
09/09/2022	2.082%	5,739,000	5,725,691
Total			122,582,205
Brokerage/Asset Managers/Exchanges 0.1%
Raymond James Financial, Inc.
07/15/2046	4.950%	2,180,000	2,599,574
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,068,000	1,136,837
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	1,368,000	1,435,746
10/23/2045	6.484%	1,385,000	1,684,889
Comcast Corp.
10/15/2038	4.600%	3,000,000	3,589,002
11/01/2049	3.999%	2,850,000	3,169,112
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	902,559
02/01/2029	6.500%	229,000	254,101
Intelsat Jackson Holdings SA
08/01/2023	5.500%	1,449,000	1,354,961
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	2,323,000	2,434,957
Time Warner Cable LLC
11/15/2040	5.875%	2,480,000	2,768,803
09/01/2041	5.500%	850,000	913,570
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	400,000	410,525
08/15/2026	5.500%	1,000,000	1,050,299
Total			21,105,361
Chemicals 0.2%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	4,005,000	4,568,880
Sasol Financing USA LLC
03/27/2024	5.875%	925,000	997,315
Total			5,566,195
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,423,792
02/15/2025	4.750%	1,565,000	1,698,723
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,788,475
Matthews International Corp.(a)
12/01/2025	5.250%	706,000	668,978
Total			6,579,968
Diversified Manufacturing 0.5%
General Electric Co.
01/08/2020	5.500%	5,535,000	5,577,642
01/09/2020	2.200%	5,000,000	4,993,650
03/15/2032	6.750%	1,725,000	2,165,009
01/14/2038	5.875%	517,000	621,453
Total			13,357,754
Electric 2.1%
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	4,152,400
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	1,037,139
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,537,384
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,227,361
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,829,325
11/15/2027	3.350%	1,000,000	1,052,273
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,180,051
MidAmerican Energy Co.
10/15/2044	4.400%	5,875,000	7,042,950
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	2.767%	14,250,000	14,270,990
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,578,676
PacifiCorp
07/01/2025	3.350%	2,000,000	2,093,318
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	7,170,614
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,319,588
Total			58,492,069

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	59

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.8%
AerCap Ireland Capital DAC/Global Aviation Trust
07/01/2020	4.250%	1,780,000	1,804,064
05/15/2021	4.500%	3,735,000	3,857,396
10/01/2021	5.000%	1,000,000	1,050,765
Air Lease Corp.
03/01/2020	4.750%	4,935,000	4,982,958
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	14,307,000	14,271,304
11/15/2035	4.418%	18,107,000	18,993,935
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	4,775,000	4,955,524
Total			49,915,946
Food and Beverage 1.5%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	658,000	758,685
02/01/2046	4.900%	8,734,000	10,420,658
Bacardi Ltd.(a)
05/15/2028	4.700%	1,250,000	1,361,500
05/15/2048	5.300%	1,500,000	1,708,875
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	2,284,000	2,886,702
10/01/2049	4.875%	3,265,000	3,292,037
Kraft Heinz Foods Co. (The)
07/15/2025	3.950%	3,060,000	3,198,762
06/01/2026	3.000%	1,250,000	1,235,897
06/04/2042	5.000%	2,674,000	2,765,146
07/15/2045	5.200%	7,145,000	7,501,071
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	975,280
Mondelez International, Inc.(a)
10/28/2019	1.625%	3,428,000	3,426,263
Post Holdings, Inc.(a)
12/15/2029	5.500%	1,664,000	1,737,028
Total			41,267,904
Gaming 0.5%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	1,694,000	1,796,865
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	2,120,000	2,292,419
06/01/2025	5.250%	2,185,000	2,412,150
06/01/2028	5.750%	870,000	989,775
01/15/2029	5.300%	2,325,000	2,566,433
01/15/2030	4.000%	2,120,000	2,137,536
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,138,615
Total			13,333,793
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.0%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	2.979%	2,998,000	2,999,640
Becton Dickinson and Co.
06/06/2022	2.894%	2,000,000	2,030,380
06/06/2024	3.363%	1,380,000	1,437,538
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	828,000	841,289
CHS/Community Health Systems, Inc.(a)
01/15/2024	8.625%	402,000	416,319
03/15/2026	8.000%	578,000	577,261
Cigna Corp.
07/15/2023	3.750%	4,000,000	4,185,988
08/15/2038	4.800%	3,000,000	3,371,118
CVS Health Corp.
07/20/2045	5.125%	3,630,000	4,118,355
03/25/2048	5.050%	10,720,000	12,192,446
Encompass Health Corp.
02/01/2030	4.750%	1,241,000	1,253,761
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,891,057
HCA, Inc.
05/01/2023	4.750%	625,000	669,272
04/15/2025	5.250%	2,188,000	2,435,476
06/15/2039	5.125%	2,000,000	2,184,052
06/15/2049	5.250%	1,250,000	1,371,950
IQVIA, Inc.(a)
05/15/2027	5.000%	821,000	861,213
NYU Langone Hospitals
07/01/2042	4.428%	5,936,000	7,163,310
Teleflex, Inc.
11/15/2027	4.625%	752,000	784,917
Tenet Healthcare Corp.
07/15/2024	4.625%	850,000	873,662
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	1,149,000	1,180,617
11/01/2027	5.125%	1,933,000	1,996,114
Total			56,835,735
Healthcare Insurance 0.5%
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,411,445
05/15/2022	3.125%	3,000,000	3,067,725
12/01/2047	4.375%	1,500,000	1,617,949
Centene Corp.
02/15/2021	5.625%	971,000	984,827

60	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(a)
06/01/2026	5.375%	800,000	837,188
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,779,297
UnitedHealth Group, Inc.
01/15/2047	4.200%	1,500,000	1,702,227
WellCare Health Plans, Inc.
04/01/2025	5.250%	530,000	553,500
Total			12,954,158
Healthcare REIT 0.5%
HCP, Inc.
11/15/2023	4.250%	3,354,000	3,571,037
08/15/2024	3.875%	2,000,000	2,128,618
Ventas Realty LP
10/15/2026	3.250%	4,095,000	4,193,284
Welltower, Inc.
06/01/2025	4.000%	4,305,000	4,600,293
Total			14,493,232
Independent Energy 0.6%
Antero Resources Corp.
12/01/2022	5.125%	1,192,000	1,046,298
03/01/2025	5.000%	2,918,000	2,371,596
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,264,715
EQT Corp.
10/01/2027	3.900%	2,000,000	1,733,176
Hess Corp.
02/15/2041	5.600%	2,000,000	2,215,006
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,286,378
Matador Resources Co.
09/15/2026	5.875%	550,000	551,840
Occidental Petroleum Corp.
08/15/2022	2.700%	3,200,000	3,229,331
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,500,000	1,522,578
Range Resources Corp.
05/15/2025	4.875%	1,096,000	903,670
Total			17,124,588
Life Insurance 0.3%
MassMutual Global Funding II(a)
10/17/2022	2.500%	3,370,000	3,403,690
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	500,000	643,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	4,057,482
Total			8,104,588
Media and Entertainment 0.2%
CBS Corp.
06/01/2023	2.900%	2,000,000	2,032,908
Viacom, Inc.
04/01/2024	3.875%	3,000,000	3,146,793
Total			5,179,701
Metals and Mining 0.0%
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	154,687
Midstream 1.6%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,908,870
Energy Transfer Operating LP
01/15/2024	5.875%	1,000,000	1,112,020
06/01/2027	5.500%	341,000	385,685
Energy Transfer Partners LP
03/15/2025	4.050%	1,350,000	1,412,232
01/15/2026	4.750%	1,500,000	1,626,525
02/01/2042	6.500%	1,525,000	1,832,071
03/15/2045	5.150%	3,048,000	3,206,109
EQT Midstream Partners LP
07/15/2028	5.500%	2,300,000	2,283,373
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	1,000,000	1,061,618
03/15/2035	5.800%	1,000,000	1,169,606
Peru LNG Srl(a)
03/22/2030	5.375%	1,150,000	1,197,074
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	3,973,000	4,247,801
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	2,611,000	2,649,423
07/15/2029	4.950%	910,000	908,846
04/15/2040	6.875%	1,890,000	2,054,927
Sabine Pass Liquefaction LLC
05/15/2024	5.750%	4,086,000	4,552,066
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	1,500,000	1,638,152
TC PipeLines LP
05/25/2027	3.900%	4,500,000	4,695,714

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	61

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
11/15/2023	4.500%	2,200,000	2,354,167
09/15/2025	4.000%	2,350,000	2,485,369
04/15/2040	6.300%	1,000,000	1,221,614
Total			45,003,262
Office REIT 0.4%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,387,570
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,862,125
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	4,079,500
Total			10,329,195
Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	535,500	564,147
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,119,620	1,136,374
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	397,000	416,582
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	420,000	429,511
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%	684,000	706,255
Total			3,252,869
Other REIT 0.1%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	805,000	813,411
07/01/2024	4.125%	1,000,000	1,069,781
Total			1,883,192
Other Utility 0.1%
American Water Capital Corp.
06/01/2029	3.450%	2,500,000	2,660,937
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	602,572
OI European Group BV(a)
03/15/2023	4.000%	135,000	135,850
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	2,907,323	2,914,882
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,074,198
09/15/2025	5.500%	591,000	637,508
Total			5,365,010
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.1%
WRKCo, Inc.
03/15/2029	4.900%	2,710,000	3,066,571
Pharmaceuticals 1.6%
AbbVie, Inc.
05/14/2046	4.450%	1,425,000	1,474,164
11/14/2048	4.875%	2,100,000	2,316,554
Allergan Finance LLC
10/01/2022	3.250%	2,000,000	2,042,658
Allergan Funding SCS
06/15/2024	3.850%	3,057,000	3,209,410
03/15/2025	3.800%	1,450,000	1,517,196
03/15/2035	4.550%	530,000	563,511
Amgen, Inc.
05/01/2045	4.400%	2,180,000	2,452,332
06/15/2051	4.663%	3,283,000	3,823,786
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	252,000	286,186
Bayer US Finance II LLC(a)
12/15/2028	4.375%	9,405,000	10,143,067
06/25/2038	4.625%	1,000,000	1,076,916
06/25/2048	4.875%	2,725,000	3,021,739
Bayer US Finance LLC(a)
10/08/2024	3.375%	3,000,000	3,071,907
Biogen, Inc.
09/15/2045	5.200%	2,406,000	2,846,909
Celgene Corp.
08/15/2045	5.000%	4,880,000	6,099,731
Gilead Sciences, Inc.
03/01/2046	4.750%	750,000	899,432
Total			44,845,498
Property & Casualty 0.5%
Berkshire Hathaway Finance Corp.
08/15/2048	4.200%	3,000,000	3,521,313
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,982,607
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	4,707,144
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.409%	2,815,000	2,794,203
Total			15,005,267

62	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.1%
Union Pacific Corp.
09/10/2028	3.950%	2,000,000	2,209,012
Retailers 0.3%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	1,365,000	1,375,520
eG Global Finance PLC(a)
02/07/2025	6.750%	1,406,000	1,374,206
Rite Aid Corp.(a)
04/01/2023	6.125%	2,732,000	2,170,161
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,445,840
11/18/2044	4.800%	2,500,000	2,635,398
Total			9,001,125
Supermarkets 0.1%
Kroger Co. (The)
01/15/2049	5.400%	2,750,000	3,244,615
Technology 0.3%
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	3,000,000	2,999,709
Broadcom, Inc.(a)
10/15/2022	3.125%	1,500,000	1,519,821
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,538,099
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,067,000	1,113,633
Total			7,171,262
Tobacco 0.3%
BAT Capital Corp.
08/15/2037	4.390%	860,000	833,395
08/15/2047	4.540%	2,730,000	2,619,129
09/06/2049	4.758%	2,825,000	2,769,136
Reynolds American, Inc.
05/01/2020	6.875%	1,450,000	1,487,407
08/15/2045	5.850%	1,970,000	2,178,889
Total			9,887,956
Wireless 1.0%
American Tower Corp.
06/15/2023	3.000%	2,400,000	2,455,510
Sprint Corp.
09/15/2023	7.875%	767,000	841,920
03/01/2026	7.625%	248,000	274,199
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	2,500,000	2,516,990
03/20/2025	4.738%	7,795,000	8,280,176
03/20/2028	5.152%	780,000	846,281
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	2,196,000	2,236,901
04/15/2024	6.000%	1,894,000	1,968,057
Vodafone Group PLC
05/30/2048	5.250%	4,000,000	4,629,504
06/19/2049	4.875%	4,000,000	4,456,300
Total			28,505,838
Wirelines 1.0%
AT&T, Inc.
03/01/2037	5.250%	6,180,000	7,266,555
03/01/2039	4.850%	2,796,000	3,169,551
06/15/2044	4.800%	4,275,000	4,737,534
05/15/2046	4.750%	1,752,000	1,946,859
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	497,765
Level 3 Financing, Inc.
05/01/2025	5.375%	2,500,000	2,588,913
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	496,000	501,985
Verizon Communications, Inc.
12/03/2029	4.016%	6,160,000	6,866,133
Total			27,575,295
Total Corporate Bonds & Notes (Cost $689,719,155)			727,964,164

Foreign Government Obligations(i) 1.5%

Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	700,000	786,072
Brazil 0.0%
Brazilian Government International Bond
01/13/2028	4.625%	800,000	851,947
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%	1,200,000	1,262,914
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,092,203
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	1,025,000	1,179,936

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	63

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/28/2024	6.600%	1,200,000	1,322,138
Egypt 0.0%
Egypt Government International Bond(a)
02/21/2023	5.577%	550,000	562,334
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,000,000	1,225,897
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,195,728
Total			2,421,625
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	1,600,000	1,797,637
Mexico 0.7%
Banco Nacional de Comercio Exterior SNC(a),(h)
Subordinated
08/11/2026	3.800%	300,000	303,697
Mexico Government International Bond
01/11/2028	3.750%	850,000	875,824
Petroleos Mexicanos
03/13/2027	6.500%	2,715,000	2,824,436
02/12/2028	5.350%	2,320,000	2,222,892
01/23/2029	6.500%	4,705,000	4,784,515
09/21/2047	6.750%	3,348,000	3,196,751
Petroleos Mexicanos(a)
01/23/2050	7.690%	5,260,000	5,481,535
Total			19,689,650
Netherlands 0.0%
Petrobras Global Finance BV(a)
01/15/2030	5.093%	529,000	551,539
Oman 0.1%
Oman Government International Bond(a)
01/17/2028	5.625%	1,350,000	1,329,138
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	210,634
Peru 0.0%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	513,892
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos del Peru SA(a)
06/19/2032	4.750%	300,000	328,820
Total			842,712
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,225,000	1,397,932
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%	1,600,000	1,712,534
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	820,000	879,368
Saudi Government International Bond(a)
10/26/2046	4.500%	540,000	603,417
Total			1,482,785
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	850,000	892,114
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	999,096
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	812,959
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	600,000	662,828
Total Foreign Government Obligations (Cost $39,350,486)			41,860,727

Inflation-Indexed Bonds 3.3%

United States 3.3%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%	25,157,829	25,471,257
07/15/2024	0.125%	4,257,328	4,254,215
07/15/2029	0.250%	30,420,197	30,680,175
02/15/2049	1.000%	29,580,925	33,256,455
Total			93,662,102
Total Inflation-Indexed Bonds (Cost $92,555,174)			93,662,102

64	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,897,832
Series 2010
10/01/2024	5.047%	5,000,000	5,542,100
Total			8,439,932
Special Non Property Tax 0.1%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,785,749
Total Municipal Bonds (Cost $10,491,355)			11,225,681

Residential Mortgage-Backed Securities - Agency 32.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	86,608,155	88,740,741
12/01/2031- 07/01/2032	2.500%	10,186,961	10,306,947
09/01/2032- 03/01/2048	3.500%	151,185,985	158,753,755
07/01/2035- 10/01/2048	5.000%	9,803,722	10,552,282
04/01/2036- 09/01/2039	6.000%	183,630	205,950
06/01/2038- 01/01/2040	5.500%	815,449	918,651
03/01/2039- 10/01/2048	4.500%	17,211,502	18,323,003
08/01/2044- 01/01/2049	4.000%	33,774,472	35,921,056
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2031	2.528%	1,344,171	1,348,987
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	4.673%	295,725	64,663
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(f)
CMO Series 4037 Class PI
04/15/2027	3.000%	604,373	34,819
CMO Series 4090 Class EI
08/15/2022	2.500%	454,081	10,481
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	526,911
Federal National Mortgage Association
12/01/2025- 02/01/2048	3.500%	52,420,252	54,453,615
06/01/2032- 08/01/2043	3.000%	19,445,234	19,955,000
05/01/2033- 08/01/2039	5.000%	312,337	343,144
11/01/2038- 11/01/2040	6.000%	3,215,496	3,694,784
08/01/2043- 07/01/2047	4.000%	56,714,786	59,932,565
02/01/2046- 08/01/2048	4.500%	27,939,835	29,533,295
CMO Series 2013-13 Class PH
04/25/2042	2.500%	5,244,736	5,357,040
CMO Series 2018-54 Class KA
01/25/2047	3.500%	7,113,793	7,335,271
CMO Series 2018-86 Class JA
05/25/2047	4.000%	5,713,932	6,164,296
CMO Series 2018-94D Class KD
12/25/2048	3.500%	5,714,039	5,797,314
CMO Series 2019-1 Class KP
02/25/2049	3.250%	13,107,848	13,506,425
Federal National Mortgage Association(e)
10/17/2034- 11/13/2049	3.000%	114,385,000	116,030,925
11/13/2049	2.500%	14,100,000	14,021,370
11/13/2049	5.000%	2,150,000	2,304,279
Federal National Mortgage Association(b),(f)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 10/25/2034	4.682%	67,641	2,849
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	4.682%	1,346,292	261,208
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	4.182%	500,433	56,535

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	65

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	376,959	41,074
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	23,098,106	24,323,729
04/15/2035- 10/20/2047	5.000%	10,826,500	11,632,255
07/15/2040- 10/20/2048	4.000%	35,333,934	36,823,271
04/20/2046- 07/20/2049	3.500%	77,380,525	80,423,528
12/20/2046- 11/20/2047	3.000%	28,279,423	29,123,156
Government National Mortgage Association(e)
11/19/2048	3.000%	54,900,000	56,289,656
11/19/2048	4.500%	1,850,000	1,931,490
Government National Mortgage Association(j)
CMO Series 2006-26 Class
06/20/2036	0.000%	36,556	32,940
Government National Mortgage Association(c),(f)
CMO Series 2011-78 Class IX
08/16/2046	0.110%	5,475,655	72,456
CMO Series 2012-55 Class
04/16/2052	0.420%	1,859,794	22,442
Government National Mortgage Association(b),(f)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2041	4.106%	1,104,830	50,775
Total Residential Mortgage-Backed Securities - Agency (Cost $894,289,781)			905,224,933

Residential Mortgage-Backed Securities - Non-Agency 6.6%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.770% 10/25/2035	2.783%	15,086,309	14,859,720
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% Floor 0.630% 03/25/2035	2.648%	4,104,464	4,107,832
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	2.484%	1,703,062	1,701,303
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	2.198%	7,057,814	7,028,120
BCAP LLC Trust(a),(c)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.698%	970,809	981,086
CMO Series 2014-RR2 Class 11A1
05/26/2037	2.512%	952,035	950,607
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450% Floor 1.450% 10/25/2037	3.568%	5,130,992	5,153,970
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	2.382%	610,709	609,179
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-6 Class 2A1
12/25/2035	2.691%	2,230,464	2,215,816
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	2,080,675	2,064,078
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	3.870%	4,503,320	4,498,156
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.939%	7,316,004	7,640,126
Credit Suisse First Boston Mortgage Securities Corp.(c)
CMO Series 2004-AR8 Class 7A1
09/25/2034	4.308%	72,703	71,816
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	4.668%	947,305	966,953
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% Floor 0.120% 07/27/2036	2.265%	426,572	425,985
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% Floor 0.280% 04/27/2047	2.506%	2,714,398	2,674,033

66	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	3.315%	4,208,684	4,160,850
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	11,798,472	12,249,111
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.816%	2,398,248	2,170,287
CMO Series 2005-AA7 Class 2A1
09/25/2035	4.086%	1,775,760	1,716,485
CMO Series 2005-AA8 Class 2A1
10/25/2035	3.982%	3,550,841	2,970,709
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,138,029	824,580
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	4.146%	1,933,907	1,880,262
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	11,385,114	11,629,473
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.547%	595,463	609,643
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	2.257%	13,381,144	12,403,628
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 10.500% 10/25/2036	2.288%	5,063,776	3,168,989
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	2.408%	10,000,000	9,975,090
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	2.258%	4,355,041	3,267,267
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	4.790%	1,782,582	1,771,024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	2.278%	1,339,512	1,331,086
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	2.578%	3,731,009	3,734,107
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 09/25/2036	2.425%	4,579,305	4,568,566
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	2.693%	10,476,161	10,402,812
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	2.238%	8,752,317	8,659,481
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.626%	1,623,176	1,269,159
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% Floor 0.130% 09/25/2036	2.148%	1,088,361	1,085,324
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
1-month USD LIBOR + 0.720% 10/25/2035	2.738%	199,508	199,524
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 05/25/2036	2.458%	9,159,618	8,682,662
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	4.416%	817,254	831,571
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.319%	598,997	621,685
CMO Series 2005-AR4 Class A5
04/25/2035	4.209%	959,146	958,140
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.823%	3,392,735	3,396,111

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	67

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	2.278%	3,289,086	3,327,629
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	3.350%	5,978,576	5,514,131
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	3.330%	4,124,168	4,224,655
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $178,203,934)			183,552,821

Senior Loans 0.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(k)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.544%	694,710	691,313
Automotive 0.0%
Panther BF Aggregator 2 LP(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	5.544%	600,000	593,628
Cable and Satellite 0.1%
CSC Holdings LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	4.278%	1,393,000	1,390,910
Telenet Financing LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.250% 08/15/2026	4.278%	750,000	749,535
Total			2,140,445
Electric 0.0%
Homer City Generation LP(b),(k)
Term Loan
3-month USD LIBOR + 11.000% Floor 1.000% 04/05/2023	13.110%	380,601	359,984
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.044%	191,233	191,792
Total			551,776
Environmental 0.0%
Clean Harbors, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	3.794%	345,581	347,050
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	3.794%	317,025	318,002
Delos Finance SARL(b),(k)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	3.854%	1,637,500	1,641,888
Total			1,959,890
Gaming 0.0%
Caesars Entertainment Operating Co., LLC(b),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	4.044%	327,973	327,750
Churchill Downs, Inc.(b),(d),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	4.050%	394,975	395,962
Total			723,712
Health Care 0.0%
Gentiva Health Services, Inc.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	5.813%	277,200	278,586
IQVIA, Inc./Quintiles IMS(b),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/17/2025	4.104%	444,332	445,888
Total			724,474
Healthcare Insurance 0.1%
MPH Acquisition Holdings LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	4.854%	2,460,553	2,340,084

68	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
PowerTeam Services, LLC(b),(d),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	5.354%	1,458,435	1,232,377
Oil Field Services 0.0%
EMG Utica LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/27/2020	5.794%	756,399	748,835
Other Financial Institutions 0.0%
PODS LLC(b),(k)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/06/2024	5.053%	444,335	443,224
Packaging 0.1%
Berry Global, Inc.(b),(k)
Tranche U Term Loan
3-month USD LIBOR + 2.500% 07/01/2026	4.549%	748,125	751,402
Reynolds Group Holdings, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	4.794%	1,067,076	1,068,409
Total			1,819,811
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.039%	1,815,558	1,822,185
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.294%	572,097	573,814
Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(k)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.294%	329,538	330,361
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.294%	217,667	218,212
Total			548,573
Wireless 0.1%
SBA Senior Finance II LLC(b),(k)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.050%	1,436,812	1,436,870
Sprint Communications, Inc.(b),(k)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	4.563%	464,051	460,426
3-month USD LIBOR + 3.000% Floor 0.750% 02/02/2024	5.063%	248,125	247,272
Total			2,144,568
Total Senior Loans (Cost $19,651,645)			19,405,759

Treasury Bills 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Bills
10/24/2019	1.920%	2,000	1,998
U.S. Treasury Bills(l)
12/26/2019	1.790%	2,721,000	2,709,431
Total			2,711,429
Total Treasury Bills (Cost $2,710,744)			2,711,429

U.S. Treasury Obligations 17.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2021	1.500%	49,971,000	49,828,505
09/30/2021	1.500%	35,370,000	35,287,102
06/30/2024	1.750%	12,985,000	13,096,590
07/31/2024	1.750%	38,514,000	38,860,024
08/31/2024	1.250%	102,139,000	100,718,629
09/30/2024	1.500%	91,120,000	90,899,319
08/15/2029	1.625%	29,093,000	28,961,172
05/15/2049	2.875%	14,519,000	16,932,784
08/15/2049	2.250%	108,404,000	111,503,677
Total U.S. Treasury Obligations (Cost $484,211,023)			486,087,802

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	69

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Money Market Funds 7.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(m),(n)	221,860,002	221,837,816
Total Money Market Funds (Cost $221,837,816)		221,837,816
Total Investments in Securities (Cost: $2,927,132,849)		2,993,205,139
Other Assets & Liabilities, Net		(189,573,373)
Net Assets		2,803,631,766
At September 30, 2019, securities and/or cash totaling $2,709,398 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,234	12/2019	USD	265,927,000	—	(500,223)
U.S. Treasury 5-Year Note	1,797	12/2019	USD	214,109,743	—	(702,088)
U.S. Ultra Bond 10-Year Note	88	12/2019	USD	12,531,750	19,064	—
U.S. Ultra Treasury Bond	20	12/2019	USD	3,838,125	6,893	—
U.S. Ultra Treasury Bond	32	12/2019	USD	6,141,000	—	(59,311)
Total					25,957	(1,261,622)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $333,829,592, which represents 11.91% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Non-income producing investment.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2019.
70	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	54,660,794	1,929,634,028	(1,762,434,820)	221,860,002	(559)	—	1,308,699	221,837,816
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2019	71

Portfolio of Investments
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	19,869,000	20,031,212
Bank of the West Auto Trust(a)
Series 2019-1 Class A4
10/15/2024	2.510%	4,575,000	4,627,571
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	16,831,000	17,054,517
Series 2017-2 Class A
03/15/2029	2.360%	8,043,000	8,083,472
Ford Credit Floorplan Master Owner Trust A(b)
Series 2019-3 Class A2
1-month USD LIBOR + 0.600% 09/15/2024	2.650%	10,282,000	10,286,679
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	9,295,000	9,324,658
Series 2016-4A Class A
07/25/2022	2.650%	13,602,000	13,650,074
Series 2019-1A Class A
03/25/2023	3.710%	20,430,000	21,050,116
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/16/2024	2.728%	1,254,366	1,253,958
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	3,518,000	3,572,306
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A2
1-month USD LIBOR + 0.600% 07/26/2066	2.618%	5,109,000	5,121,078
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	2.436%	13,128,208	12,895,686
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	2.818%	8,069,096	8,044,713
Series 2014-4A Class A1
1-month USD LIBOR + 0.540% Floor 0.540% 11/27/2039	2.558%	2,766,657	2,766,690
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	2.818%	7,139,216	7,170,218
Series 2018-3A Class A2
1-month USD LIBOR + 0.440% 09/27/2066	2.458%	5,419,000	5,409,124
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	3.007%	2,754,834	2,775,394
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
Prime Rate + -0.050% 05/16/2044	4.947%	46,463	46,501
SLM Student Loan Trust(a),(b)
Series 2004-10 Class A7A
3-month USD LIBOR + 0.750% Floor 0.750% 10/25/2029	2.876%	5,357,000	5,364,336
Series 2004-10 Class A7B
3-month USD LIBOR + 0.750% Floor 0.750% 10/25/2029	2.876%	28,537,000	28,504,017
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	2.416%	3,007,124	2,969,679
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	2.668%	18,653,745	18,595,092
Series 2013-4 Class A
1-month USD LIBOR + 0.550% 06/25/2043	2.568%	18,402,317	18,210,988
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	2,454,960	2,462,478
Series 2015-C Class A2A
07/15/2027	2.750%	4,084,570	4,108,389
Series 2016-B Class A2A
02/17/2032	2.430%	124,427	124,850
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.478%	2,711,587	2,762,191
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	2.928%	6,764,488	6,775,202
72	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	2.778%	9,129,378	9,130,672
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	3.118%	1,004,690	1,009,293
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	2.968%	2,167,453	2,177,513
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	2.868%	2,867,805	2,872,629
Series 2017-A Class A1
1-month USD LIBOR + 0.700% Floor 0.700% 03/26/2040	2.718%	1,441,604	1,443,106
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	2.618%	1,696,551	1,691,828
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	4,104,000	4,148,960
World Financial Network Credit Card Master Trust
Series 2019-C Class A
07/15/2026	2.210%	10,762,000	10,744,750
Total Asset-Backed Securities — Non-Agency (Cost $274,319,144)			276,259,940

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KI02 Class A
1-month USD LIBOR + 0.200% Floor 0.200% 02/25/2023	2.289%	2,436,443	2,435,646
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,436,443)			2,435,646

Commercial Mortgage-Backed Securities - Non-Agency 0.4%

COMM Mortgage Trust
Series 2013-LC6 Class A3
01/10/2046	2.666%	4,326,446	4,386,943
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	130,389	131,369
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	357,547	360,009
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/2043	3.679%	244,007	244,151
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	1,717,697	1,721,179
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/2043	4.608%	752,570	754,216
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/2044	4.210%	146,236	146,794
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $7,675,420)			7,744,661

Residential Mortgage-Backed Securities - Agency 58.0%

Federal Home Loan Mortgage Corp.(c)
12/01/2027	2.500%	30,647,149	30,925,360
Federal Home Loan Mortgage Corp.
04/01/2031	4.500%	2,364,497	2,542,169
10/01/2033- 11/01/2048	4.000%	26,654,676	27,733,983
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,571,552	1,696,662
CMO Series 3738 Class BP
12/15/2038	4.000%	5,132,364	5,245,320
CMO Series 4239 Class AB
12/15/2039	4.000%	3,600,041	3,681,580
CMO Series 4332 Class GL
05/15/2039	4.000%	4,194,665	4,279,996
CMO Series 4425 Class LA
07/15/2039	4.000%	4,553,368	4,688,032
CMO Series 4891 Class PA
07/15/2048	3.500%	21,180,018	21,622,994
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.841% Cap 8.399% 05/01/2042	3.398%	2,693,924	2,763,437
12-month USD LIBOR + 1.650% Cap 7.339% 03/01/2043	2.338%	5,613,130	5,647,653
12-month USD LIBOR + 1.569% Floor 1.569%, Cap 7.764% 03/01/2045	2.764%	6,176,678	6,288,681
CMO Series 4853 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 04/15/2038	2.428%	6,324,385	6,321,171

CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019	73

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4897 Class F
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/15/2049	2.428%	11,497,446	11,479,818
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	794,793	862,477
Federal National Mortgage Association
05/01/2028- 11/01/2031	2.500%	164,878,248	166,448,760
04/01/2032- 01/01/2049	4.000%	112,754,980	118,500,919
02/01/2034- 09/01/2049	4.500%	53,824,923	57,147,140
10/01/2040- 08/01/2049	5.000%	108,360,274	118,784,857
06/01/2049	5.500%	25,897,119	29,197,228
CMO Series 2009-20 Class DT
04/25/2039	4.500%	1,971,130	2,174,081
CMO Series 2011-14 Class GD
04/25/2040	4.000%	14,392,049	14,810,213
CMO Series 2013-103 Class H
03/25/2038	4.500%	3,615,822	3,726,994
CMO Series 2013-17 Class DC
03/25/2028	2.000%	2,547,485	2,544,201
CMO Series 2013-90 Class A
11/25/2038	4.000%	3,616,089	3,677,353
CMO Series 2015-57 Class AB
08/25/2045	3.000%	4,209,623	4,341,286
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685% Floor 1.685%, Cap 7.417% 11/01/2042	2.417%	11,046,472	11,129,665
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.732% 01/01/2045	2.732%	5,384,169	5,468,003
12-month USD LIBOR + 1.571% Floor 1.571%, Cap 7.687% 03/01/2045	2.687%	9,676,423	9,837,223
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.744% 06/01/2045	2.744%	10,067,434	10,252,400
12-month USD LIBOR + 1.567% Floor 1.566%, Cap 7.471% 09/01/2045	2.471%	8,997,345	9,082,829
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.659% 01/01/2046	2.660%	11,592,144	11,773,154
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 7.657% 02/01/2046	2.657%	10,182,761	10,311,109
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.683% 02/01/2046	2.683%	17,505,736	17,732,527
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.860% 04/01/2046	2.860%	10,822,633	11,000,748
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.896% 07/01/2046	2.896%	30,925,325	31,428,579
12-month USD LIBOR + 1.599% Floor 1.599%, Cap 7.540% 10/01/2046	2.540%	17,226,771	17,413,755
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.072% 06/01/2047	3.072%	13,593,929	13,884,353
12-month USD LIBOR + 1.599% Floor 1.604%, Cap 7.957% 08/01/2047	2.957%	5,471,711	5,575,938
CMO Series 2018-86 Class MF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 12/25/2048	2.318%	23,815,727	23,682,837
CMO Series 2019-13 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 04/25/2049	2.418%	10,105,731	10,103,471
CMO Series 2019-18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/25/2049	2.468%	9,543,969	9,541,563
CMO Series 2019-18 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/25/2049	2.468%	11,188,169	11,175,526
CMO Series 2019-18 Class FE
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 05/25/2049	2.368%	18,557,641	18,531,005
CMO Series 2019-35 Class FE
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 07/25/2049	2.368%	16,869,985	16,806,646
CMO Series 2019-6 Class FA
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 03/25/2049	2.418%	27,517,100	27,488,359
Federal National Mortgage Association(b),(d)
CMO Series 2019-60 Class BF
1-month LIBID + 0.450% Floor 0.450%, Cap 6.500% 10/25/2049	2.496%	19,382,000	19,363,829

74	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
03/20/2048- 05/20/2049	5.000%	90,141,786	97,299,191
02/20/2049- 04/20/2049	4.500%	22,134,595	23,498,044
08/20/2049	5.500%	22,838,099	24,425,058
CMO Series 2017-99 Class DE
07/20/2045	2.500%	13,141,128	13,229,275
CMO Series 2018-36 Class KC
02/20/2046	3.000%	9,511,338	9,727,116
Government National Mortgage Association(e)
CMO Series 2011-137 Class WA
07/20/2040	5.566%	2,755,076	3,148,498
Government National Mortgage Association(b)
CMO Series 2018-153 Class FQ
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 11/20/2048	2.344%	4,332,403	4,314,358
CMO Series 2019-111 Class FK
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 09/20/2036	2.600%	22,445,398	22,444,682
Total Residential Mortgage-Backed Securities - Agency (Cost $1,149,929,782)			1,156,802,106

Residential Mortgage-Backed Securities - Non-Agency 5.1%

Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	6,399,969	6,513,274
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	6,419,622	6,410,173
CMO Series 2019-2 Class A1
07/25/2049	2.880%	7,282,447	7,309,155
COLT Mortgage Loan Trust(a),(e)
CMO Series 2018-4 Class A1
12/28/2048	4.006%	12,419,336	12,561,695
CMO Series 2019-1 Class A1
03/25/2049	3.705%	2,924,335	2,989,618
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	7,020,881	7,098,740
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	6,088,449	6,205,040
Verus Securitization Trust(a),(e)
CMO Series 2018-2 Class A1
06/01/2058	3.677%	3,328,873	3,409,276
CMO Series 2019-1 Class A1
02/25/2059	3.836%	7,785,140	7,870,983
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A1
04/25/2059	3.211%	9,388,685	9,478,199
CMO Series 2019-3 Class A1
07/25/2059	2.784%	10,717,994	10,720,429
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	10,486,829	10,449,485
Visio Trust(a),(e)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	10,777,520	10,829,373
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $101,038,823)			101,845,440

U.S. Government & Agency Obligations 1.5%

Federal Home Loan Banks
10/21/2019	1.500%	30,000,000	29,989,942
Total U.S. Government & Agency Obligations (Cost $29,945,755)			29,989,942

U.S. Treasury Obligations 20.7%

U.S. Treasury
04/30/2021	2.250%	108,399,000	109,271,274
05/31/2021	2.125%	12,469,000	12,553,750
07/15/2021	2.625%	25,584,000	26,000,739
08/15/2021	2.750%	90,359,000	92,137,943
09/30/2021	1.500%	11,835,000	11,807,262
01/15/2022	2.500%	17,722,000	18,065,364
04/15/2022	2.250%	22,378,000	22,729,405
05/15/2022	2.125%	36,075,000	36,551,303
08/31/2022	1.875%	13,342,000	13,454,573
09/15/2022	1.500%	32,726,000	32,664,639
10/31/2022	2.000%	9,772,000	9,893,386
02/28/2023	2.625%	16,923,000	17,507,372
04/30/2023	1.625%	10,000,000	10,015,625
Total U.S. Treasury Obligations (Cost $412,249,640)			412,652,635

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(f),(g)	18,604,007	18,602,147
Total Money Market Funds (Cost $18,602,147)		18,602,147
Total Investments in Securities (Cost: $1,996,197,154)		2,006,332,517
Other Assets & Liabilities, Net		(9,710,781)
Net Assets		1,996,621,736

CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019	75

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, September 30, 2019 (Unaudited)
At September 30, 2019, securities and/or cash totaling $1,630,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,769	12/2019	USD	596,719,500	—	(1,604,043)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,095)	12/2019	USD	(130,467,540)	927,280	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $303,263,651, which represents 15.19% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(c)	Represents a security purchased on a forward commitment basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	98,752,022	1,933,807,416	(2,013,955,431)	18,604,007	8,235	—	765,931	18,602,147
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
76	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2019

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 4.8%
Entertainment 1.6%
Take-Two Interactive Software, Inc.(a)	69,360	8,693,582
Interactive Media & Services 0.9%
IAC/InterActiveCorp(a)	21,070	4,592,628
Media 2.3%
Altice U.S.A., Inc., Class A(a)	422,847	12,127,252
Total Communication Services		25,413,462
Consumer Discretionary 11.9%
Hotels, Restaurants & Leisure 3.9%
Hilton Worldwide Holdings, Inc.	144,460	13,450,671
Yum China Holdings, Inc.	156,910	7,128,421
Total		20,579,092
Household Durables 1.5%
D.R. Horton, Inc.	156,070	8,226,450
Specialty Retail 3.7%
Ross Stores, Inc.	88,920	9,767,862
Ulta Beauty, Inc.(a)	38,478	9,644,511
Total		19,412,373
Textiles, Apparel & Luxury Goods 2.8%
lululemon athletica, Inc.(a)	41,860	8,059,306
VF Corp.	76,750	6,829,982
Total		14,889,288
Total Consumer Discretionary		63,107,203
Energy 3.7%
Oil, Gas & Consumable Fuels 3.7%
Marathon Petroleum Corp.	198,704	12,071,268
Pioneer Natural Resources Co.	57,870	7,278,310
Total		19,349,578
Total Energy		19,349,578
Financials 4.3%
Banks 1.0%
Signature Bank	46,100	5,496,042
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.6%
MSCI, Inc.	27,263	5,936,518
Tradeweb Markets, Inc., Class A	62,510	2,311,620
Total		8,248,138
Insurance 1.7%
Arthur J Gallagher & Co.	102,600	9,189,882
Total Financials		22,934,062
Health Care 15.0%
Biotechnology 4.5%
Ascendis Pharma A/S ADR(a)	96,270	9,272,726
Medicines Co. (The)(a)	296,989	14,849,450
Total		24,122,176
Health Care Equipment & Supplies 7.4%
Cooper Companies, Inc. (The)	33,649	9,993,753
DexCom, Inc.(a)	61,420	9,166,321
IDEXX Laboratories, Inc.(a)	47,815	13,002,333
STERIS PLC	48,760	7,045,332
Total		39,207,739
Life Sciences Tools & Services 3.1%
ICON PLC(a)	60,420	8,902,283
Mettler-Toledo International, Inc.(a)	10,612	7,475,093
Total		16,377,376
Total Health Care		79,707,291
Industrials 19.9%
Aerospace & Defense 8.9%
L3 Harris Technologies, Inc.	54,851	11,444,113
Teledyne Technologies, Inc.(a)	53,555	17,244,174
TransDigm Group, Inc.	35,480	18,473,372
Total		47,161,659
Electrical Equipment 3.1%
AMETEK, Inc.	116,550	10,701,621
Rockwell Automation, Inc.	35,355	5,826,504
Total		16,528,125
Machinery 1.9%
Ingersoll-Rand PLC	81,660	10,061,328
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2019	77

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 4.1%
IHS Markit Ltd.(a)	120,619	8,066,999
TransUnion	166,484	13,503,517
Total		21,570,516
Road & Rail 1.9%
JB Hunt Transport Services, Inc.	89,397	9,891,778
Total Industrials		105,213,406
Information Technology 32.1%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	19,700	4,706,724
IT Services 11.4%
Cognizant Technology Solutions Corp., Class A	158,650	9,561,042
Fidelity National Information Services, Inc.	95,922	12,734,605
Fiserv, Inc.(a)	94,390	9,777,860
FleetCor Technologies, Inc.(a)	39,399	11,298,845
Global Payments, Inc.	79,480	12,637,320
Twilio, Inc., Class A(a)	39,390	4,331,325
Total		60,340,997
Semiconductors & Semiconductor Equipment 3.8%
Lam Research Corp.	22,885	5,288,953
Microchip Technology, Inc.	83,310	7,740,332
ON Semiconductor Corp.(a)	376,330	7,229,299
Total		20,258,584
Software 12.5%
Autodesk, Inc.(a)	65,320	9,647,764
Fortinet, Inc.(a)	100,000	7,676,000
NiCE Ltd., ADR(a)	59,110	8,500,018
Palo Alto Networks, Inc.(a)	41,936	8,547,815
ServiceNow, Inc.(a)	28,393	7,207,563
Splunk, Inc.(a)	77,157	9,093,724
Common Stocks (continued)
Issuer	Shares	Value ($)
SS&C Technologies Holdings, Inc.	131,920	6,803,114
Zendesk, Inc.(a)	123,940	9,032,747
Total		66,508,745
Technology Hardware, Storage & Peripherals 3.5%
NCR Corp.(a)	250,910	7,918,719
Pure Storage, Inc., Class A(a)	361,290	6,120,253
Western Digital Corp.	72,039	4,296,406
Total		18,335,378
Total Information Technology		170,150,428
Materials 1.6%
Chemicals 1.6%
RPM International, Inc.	126,270	8,688,639
Total Materials		8,688,639
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Alexandria Real Estate Equities, Inc.	53,220	8,198,009
SBA Communications Corp.	33,290	8,027,883
Total		16,225,892
Total Real Estate		16,225,892
Total Common Stocks (Cost $429,713,181)		510,789,961

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	19,590,864	19,588,905
Total Money Market Funds (Cost $19,588,905)		19,588,905
Total Investments in Securities (Cost: $449,302,086)		530,378,866
Other Assets & Liabilities, Net		(365,145)
Net Assets		530,013,721

78	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	4,575,841	167,243,592	(152,228,569)	19,590,864	(534)	—	240,751	19,588,905
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2019	79

Portfolio of Investments
CTIVP® – William Blair International Leaders Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 5.0%
Aristocrat Leisure Ltd.	416,942	8,620,322
CSL Ltd.	98,557	15,583,036
Macquarie Group Ltd.	187,819	16,648,683
Total		40,852,041
Canada 8.4%
Brookfield Asset Management, Inc., Class A	365,685	19,414,217
Canadian National Railway Co.	230,516	20,698,330
Dollarama, Inc.	278,170	9,958,564
Toronto-Dominion Bank (The)	309,944	18,072,366
Total		68,143,477
China 8.4%
Alibaba Group Holding Ltd., ADR(a)	132,579	22,171,186
China Merchants Bank Co., Ltd., Class H	3,410,500	16,220,884
NetEase, Inc., ADR	47,203	12,564,495
Tencent Holdings Ltd.	417,700	17,471,523
Total		68,428,088
Denmark 6.0%
Coloplast A/S, Class B	127,333	15,320,182
DSV A/S	67,254	6,392,497
Novo Nordisk A/S, Class B	235,695	12,179,818
Ørsted A/S	158,388	14,723,535
Total		48,616,032
Finland 0.5%
Neste OYJ	111,193	3,678,781
France 9.3%
Airbus Group SE	143,467	18,626,112
Capgemini SE	125,591	14,788,489
LVMH Moet Hennessy Louis Vuitton SE	52,059	20,654,926
Safran SA	135,850	21,389,636
Total		75,459,163
Germany 4.3%
Infineon Technologies AG	644,244	11,574,974
Rational AG	13,349	9,572,503
SAP SE	119,903	14,109,394
Total		35,256,871
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 4.2%
AIA Group Ltd.	2,537,200	23,928,460
Galaxy Entertainment Group Ltd.	1,594,000	9,882,364
Total		33,810,824
India 1.4%
Housing Development Finance Corp., Ltd.	420,935	11,749,253
Ireland 1.6%
Kingspan Group PLC	272,098	13,286,484
Israel 1.5%
Check Point Software Technologies Ltd.(a)	113,458	12,423,651
Italy 0.6%
Ferrari NV	29,316	4,523,843
Japan 11.1%
Asahi Intecc Co., Ltd.	163,100	4,303,162
Daikin Industries Ltd.	103,100	13,597,771
Hoya Corp.	153,800	12,596,670
Keyence Corp.	33,620	20,926,974
Nitori Co., Ltd.	76,800	11,270,371
Shiseido Co., Ltd.	199,000	15,971,574
SMC Corp.	26,600	11,433,430
Total		90,099,952
Luxembourg 0.6%
Tenaris SA	480,893	5,100,547
Netherlands 5.0%
Adyen NV(a)	13,114	8,624,088
Koninklijke Philips NV	404,029	18,669,810
Royal Dutch Shell PLC, Class A	449,911	13,194,286
Total		40,488,184
Spain 3.4%
ACS Actividades de Construccion y Servicios SA	328,422	13,122,423
Amadeus IT Group SA, Class A	203,908	14,610,335
Total		27,732,758
80	CTIVP® – William Blair International Leaders Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
CTIVP® – William Blair International Leaders Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.2%
Atlas Copco AB, Class A	478,218	14,725,836
Hexagon AB, Class B	225,717	10,872,808
Total		25,598,644
Switzerland 7.2%
Lonza Group AG, Registered Shares(a)	56,184	19,013,282
Partners Group Holding AG	17,914	13,757,171
Sika AG	71,805	10,505,924
Temenos AG(a)	89,597	15,003,024
Total		58,279,401
Taiwan 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,569,000	22,816,662
United Kingdom 12.5%
Abcam PLC	203,241	2,864,055
Compass Group PLC	581,003	14,950,787
Diageo PLC	345,393	14,109,412
Common Stocks (continued)
Issuer	Shares	Value ($)
Experian PLC	583,263	18,652,239
London Stock Exchange Group PLC	174,786	15,695,730
RELX PLC	677,633	16,093,592
Segro PLC	1,295,340	12,913,815
St. James’s Place PLC	498,267	5,992,992
Total		101,272,622
Total Common Stocks (Cost $711,779,825)		787,617,278

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	21,570,826	21,568,669
Total Money Market Funds (Cost $21,568,669)		21,568,669
Total Investments in Securities (Cost $733,348,494)		809,185,947
Other Assets & Liabilities, Net		2,799,776
Net Assets		$811,985,723

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	23,136,908	640,038,282	(641,604,364)	21,570,826	37	—	495,721	21,568,669
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – William Blair International Leaders Fund | Quarterly Report 2019	81

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 4.5%
carsales.com Ltd.	131,110	1,354,571
Cleanaway Waste Management Ltd.	516,953	681,070
Evolution Mining Ltd.	379,000	1,156,324
National Storage REIT	847,019	1,026,433
Star Entertainment Group Ltd. (The)	360,000	1,060,185
Total		5,278,583
Belgium 0.7%
Melexis NV	11,486	796,628
Brazil 1.9%
Sul America SA	97,300	1,117,734
TOTVS SA	82,000	1,139,922
Total		2,257,656
Cambodia 1.3%
NagaCorp Ltd.	971,000	1,518,722
Canada 3.3%
AG Growth International, Inc.	25,297	850,075
CES Energy Solutions Corp.	341,961	529,132
Osisko Gold Royalties Ltd.	56,293	523,053
Parex Resources, Inc.(a)	38,100	583,787
Seven Generations Energy Ltd.(a)	123,800	786,803
Winpak Ltd.	18,679	618,803
Total		3,891,653
China 0.4%
Xiabuxiabu Catering Management China Holdings Co., Ltd.	328,000	434,513
Cyprus 0.1%
TCS Group Holding PLC, GDR(b)	9,157	160,248
Denmark 2.1%
SimCorp AS	27,970	2,456,565
France 2.1%
Akka Technologies	25,762	1,774,176
Robertet SA	840	672,020
Total		2,446,196
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 5.7%
Corestate Capital Holding SA(a)	17,700	652,074
Deutsche Beteiligungs AG	14,914	564,066
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,522	767,091
Hypoport AG(a)	2,658	661,627
Stroeer SE & Co. KGaA	14,897	1,134,251
Varta AG(a)	20,936	2,065,450
Washtec AG	17,481	900,274
Total		6,744,833
Hong Kong 2.1%
ASM Pacific Technology Ltd.	59,500	725,984
Stella International Holdings Ltd.	349,500	544,024
Value Partners Group Ltd.	765,000	385,860
Vitasoy International Holdings Ltd.	220,000	891,758
Total		2,547,626
India 2.3%
Cholamandalam Investment and Finance Co., Ltd.	312,625	1,359,032
GRUH Finance Ltd.	178,681	680,176
PI Industries Ltd.	39,855	735,055
Total		2,774,263
Indonesia 1.2%
PT Link Net Tbk	1,975,000	570,447
PT Tower Bersama Infrastructure Tbk	1,887,200	814,701
Total		1,385,148
Ireland 1.1%
UDG Healthcare PLC	145,353	1,340,459
Italy 4.0%
Amplifon SpA	32,000	785,078
Carel Industries SpA	76,177	1,127,536
Freni Brembo SpA	143,238	1,396,466
Industria Macchine Automatiche SpA	20,096	1,406,288
Total		4,715,368
82	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 22.0%
Aeon Credit Service Co., Ltd.	33,100	500,465
Aeon Mall Co., Ltd.	81,300	1,286,273
Aica Kogyo Co., Ltd.	18,400	544,920
Aruhi Corp.	33,000	738,944
Azbil Corp.	48,384	1,299,395
CyberAgent, Inc.	30,900	1,191,110
Daiseki Co., Ltd.	26,300	676,583
Fuji Oil Holdings, Inc.	43,600	1,268,166
Fuso Chemical Co., Ltd.	41,000	914,878
Glory Ltd.	31,200	876,924
Hoshizaki Corp.	9,000	709,438
Invesco Office J-REIT, Inc.	3,610	718,238
KH Neochem Co., Ltd.	35,500	777,985
Mandom Corp.	45,400	1,130,698
Milbon Co., Ltd.	23,800	1,177,457
Miura Co., Ltd.	24,800	695,663
Nakanishi, Inc.	31,100	491,525
Nihon Unisys Ltd.	22,000	711,105
NSD Co., Ltd.	44,300	1,277,042
Persol Holdings Co., Ltd.	29,700	564,504
SCSK Corp.	12,000	564,720
Seiren Co., Ltd.	101,800	1,176,034
Seria Co., Ltd.	37,300	907,654
Sohgo Security Services Co., Ltd.	18,800	988,787
Solasto Corp.	131,200	1,483,440
TechnoPro Holdings, Inc.	13,900	829,455
Ushio, Inc.	48,600	690,143
Valqua Ltd.	60,500	1,223,169
Yokogawa Electric Corp.	37,000	679,902
Total		26,094,617
Malta 1.2%
Kindred Group PLC	245,268	1,431,528
Mexico 1.1%
Corporación Inmobiliaria Vesta SAB de CV	417,000	639,848
Qualitas Controladora SAB de CV	179,874	641,873
Total		1,281,721
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 2.2%
Aalberts NV	21,952	869,321
Argenx SE, ADR(a)	7,300	831,908
IMCD NV	11,500	849,855
Total		2,551,084
New Zealand 1.0%
Restaurant Brands New Zealand Ltd.(a)	175,408	1,241,166
Norway 0.2%
Atea ASA(a)	17,090	219,785
Philippines 0.5%
Security Bank Corp.	165,000	627,348
Poland 0.9%
KRUK SA	29,328	1,107,269
Russian Federation 0.8%
TCS Group Holding PLC, GDR	54,714	957,495
Singapore 1.6%
Mapletree Commercial Trust	1,121,878	1,859,741
South Africa 1.4%
Clicks Group Ltd.	43,000	610,404
Famous Brands Ltd.	111,292	598,750
PSG Group Ltd.	33,409	465,836
Total		1,674,990
South Korea 3.2%
DoubleUGames Co., Ltd.	19,842	915,959
Koh Young Technology, Inc.	18,997	1,411,666
Korea Investment Holdings Co., Ltd.	22,526	1,415,187
Total		3,742,812
Spain 0.5%
Befesa SA	17,579	628,066
Sweden 5.0%
AddTech AB, Class B	49,668	1,290,994
Dustin Group AB	35,661	285,104
Sectra AB, Class B	23,969	789,849
Sweco AB, Class B	89,912	2,552,917
Trelleborg AB, Class B	75,106	1,053,025
Total		5,971,889

Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019	83

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.5%
Belimo Holding AG, Registered Shares	269	1,479,837
Inficon Holding AG	1,108	718,420
Kardex AG	5,500	759,423
Total		2,957,680
Taiwan 4.8%
Basso Industry Corp.	320,000	505,230
Getac Technology Corp.	101,000	152,129
Gourmet Master Co., Ltd.	125,632	579,102
Grape King Bio Ltd.	88,000	524,582
Parade Technologies Ltd.	64,000	1,112,783
Silergy Corp.	25,500	632,397
Sinbon Electronics Co., Ltd.	266,000	1,032,431
Voltronic Power Technology Corp.	56,375	1,162,820
Total		5,701,474
Thailand 0.6%
Muangthai Capital PCL, Foreign Registered Shares	394,800	736,565
Turkey 0.3%
Logo Yazilim Sanayi Ve Ticaret AS(a)	56,438	400,678
United Kingdom 11.5%
Abcam PLC	48,000	676,412
Ascential PLC	342,130	1,595,096
Dechra Pharmaceuticals PLC	54,781	1,864,726
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC	22,000	757,125
GW Pharmaceuticals PLC, ADR(a)	5,369	617,596
Intermediate Capital Group PLC	102,140	1,826,422
Rightmove PLC	320,717	2,170,046
Safestore Holdings PLC	147,225	1,210,122
Spectris PLC	29,000	870,516
WH Smith PLC	62,064	1,516,541
Zotefoams PLC	74,000	490,418
Total		13,595,020
United States 1.7%
Inter Parfums, Inc.	15,533	1,086,844
Ultragenyx Pharmaceutical, Inc.(a)	20,938	895,728
Total		1,982,572
Total Common Stocks (Cost $111,412,949)		113,511,961

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(c),(d)	4,359,447	4,359,011
Total Money Market Funds (Cost $4,359,011)		4,359,011
Total Investments in Securities (Cost $115,771,960)		117,870,972
Other Assets & Liabilities, Net		617,866
Net Assets		$118,488,838

At September 30, 2019, securities and/or cash totaling $175,900 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	31	12/2019	USD	2,942,520	—	(6,804)
MSCI Emerging Markets Index	14	12/2019	USD	701,330	—	(17,373)
Total					—	(24,177)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $160,248, which represents 1.09% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2019.
84	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	4,079,789	22,435,101	(22,155,443)	4,359,447	(18)	—	74,531	4,359,011
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2019	85

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust
Series 2019
11/25/2049	2.579%	1,966,000	1,965,986
Total Asset-Backed Securities — Agency (Cost $1,965,986)			1,965,986

Asset-Backed Securities — Non-Agency 10.2%

Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	2.818%	883,129	882,646
American Credit Acceptance Receivables Trust(a)
Series 2016-4
02/13/2023	2.910%	262,007	262,021
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,930,676
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	1,107,000	1,106,820
Series 2017-1 Class C
08/18/2022	2.710%	594,000	598,722
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,346,934
Arivo Acceptance LLC(a),(b),(c),(d)
Series 2018-1 Class A
3-month USD LIBOR + 3.000% 09/15/2019	5.736%	2,262,263	2,262,263
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	625,813
Series 2019-2A Class A
09/22/2025	3.350%	2,813,000	2,936,325
Series 2019-3A Class A
03/20/2026	2.360%	3,718,000	3,719,158
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/2021	2.210%	44,778	44,772
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	1,516,525	1,531,400
Series 2018-2 Class A
06/15/2033	4.447%	1,813,183	1,845,248
Series 2019-1 Class A
07/15/2034	4.212%	4,212,732	4,323,049
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	113,344	113,294
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	927,253
Capital Auto Receivables Asset Trust
Series 2016-2 Class A4
01/20/2021	1.630%	11,221	11,217
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	3,112,291	3,120,774
Carvana Auto Receivables Trust(a)
Series 2019-2A Class A3
03/15/2023	2.580%	3,373,000	3,389,859
Series 2019-2A Class C
06/17/2024	3.000%	4,000,000	4,027,548
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,448,013
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	2.578%	629,361	604,868
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	350,816	360,920
Series 2003-6 Class 1A5
11/25/2034	5.850%	312,597	329,612
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	3.668%	1,005,575	1,006,881
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	805,967	845,949
Series 2019-A Class A2
12/28/2048	3.280%	785,265	794,754
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	4.704%	1,078,519	55,112
COOF Securitization Trust Ltd.(a),(c),(d),(g)
CMO Series 2014-1 Class A
06/25/2040	2.873%	773,155	62,703
86	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CPS Auto Receivables Trust(a)
Series 2014-C Class C
08/17/2020	3.770%	207,423	207,533
Series 2015-A Class C
02/16/2021	4.000%	111,322	111,611
Series 2015-C Class D
08/16/2021	4.630%	1,376,000	1,383,445
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	1,105,775	1,110,254
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	498,098	498,575
Credit Acceptance Auto Loan Trust(a)
Series 2017-1A Class A
10/15/2025	2.560%	481,271	481,288
Series 2018-1A Class A
02/16/2027	3.010%	1,138,000	1,144,535
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	740,000	742,795
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	621,551
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	345,909
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	653,614	665,629
Series 2018-1 Class A
01/21/2031	3.700%	1,258,075	1,281,932
Drive Auto Receivables Trust(a)
Series 2017-AA Class C
01/18/2022	2.980%	306,063	306,344
Subordinated, Series 2015-BA Class D
07/15/2021	3.840%	321,608	321,631
Subordinated, Series 2015-CA Class D
09/15/2021	4.200%	217,617	217,835
Subordinated, Series 2015-DA Class D
01/17/2023	4.590%	929,663	933,424
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,915,000	2,957,045
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	3,600,000	3,640,452
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,677,000	1,704,002
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	2,518,000	2,547,641
Subordinated Series 2018-3 Class C
09/16/2024	3.720%	2,182,000	2,202,656
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	970,000	1,002,117
Subordinated, Series 2017-1 Class C
04/15/2022	2.840%	380,105	380,312
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,710,000	1,728,835
Subordinated, Series 2017-2 Class C
09/15/2023	2.750%	736,253	736,657
DT Asset Trust(a),(d),(e)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,500,308
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	724,000	729,635
Subordinated, Series 2016-4A
10/17/2022	3.770%	1,190,198	1,196,816
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,528,000	1,538,279
Subordinated, Series 2017-2A Class C
01/17/2023	3.030%	258,304	258,326
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	189,015	189,089
Exeter Automobile Receivables Trust(a)
Series 2017-1A Class C
12/15/2022	3.950%	810,000	817,291
Series 2017-3A Class A
12/15/2021	2.050%	49,345	49,322
Series 2018-4A Class B
11/15/2022	3.640%	979,000	986,363
Subordinated, Series 2016-1A Class C
10/15/2021	5.520%	1,091,116	1,097,854
Subordinated, Series 2016-3A Class B
08/16/2021	2.840%	246,828	246,942
First Investors Auto Owner Trust(a)
Series 2015-2A Class D
12/15/2021	4.220%	280,000	281,960
Flagship Credit Auto Trust(a)
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,093,786
Series 2019-2 Class A
10/16/2023	2.830%	4,133,076	4,161,834
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	204,041	204,259
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	693,000	702,073

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	87

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,312,000	1,315,179
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	780,000	790,358
Series 2017-2 Class A
03/15/2029	2.360%	4,377,000	4,399,025
Series 2018-1 Class A
07/15/2031	3.190%	4,638,000	4,841,579
Series 2018-2 Class A
01/15/2030	3.470%	1,956,000	2,046,725
Series 2019-1 Class A
07/15/2030	3.520%	2,093,000	2,214,987
Ford Credit Floorplan Master Owner Trust A
Series 2019-3 Class A1
09/15/2024	2.230%	3,987,000	3,993,051
Series 2019-4 Class A
09/15/2026	2.440%	3,189,000	3,198,708
Ford Credit Floorplan Master Owner Trust A(b)
Series 2019-3 Class A2
1-month USD LIBOR + 0.600% 09/15/2024	2.650%	2,870,000	2,871,306
FORT CRE LLC(a),(b)
Series 2018-1A Class D
1-month USD LIBOR + 3.430% Floor 3.430% 11/21/2035	5.476%	6,025,000	6,017,096
Foundation Finance Trust(a),(d),(e)
Series 2019-1A Class A
11/15/2034	3.860%	1,505,988	1,510,506
Franklin Limited Duration Income Trust(a),(c),(d),(e)
Series 2019-1 Class A
08/15/2020	5.500%	4,000,000	4,000,079
FREED ABS Trust(a)
Series 2018-1 Class A
07/18/2024	3.610%	572,935	575,637
Series 2018-2 Class A
10/20/2025	3.990%	1,425,718	1,437,221
GLS Auto Receivables Issuer Trust(a)
Series 2019-1A Class A
01/17/2023	3.370%	844,692	849,291
GMAT Trust(a),(c)
Series 2013-1A Class A
11/25/2043	6.967%	11,735	11,754
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	192,094	192,137
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	354,473	368,895
Series 2017-2A Class A
10/15/2053	3.260%	1,768,754	1,806,765
Series 2017-R1A Class R
10/20/2052	5.000%	3,216,733	3,181,810
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,524,623	1,594,578
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	819,400	832,665
Series 2017-1A Class A2
09/20/2047	4.460%	1,105,093	1,164,211
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	1,750,000	1,755,584
Series 2016-2A Class A
03/25/2022	2.950%	2,059,000	2,072,654
Series 2016-4A Class A
07/25/2022	2.650%	7,023,000	7,047,821
Series 2017-1A Class A
10/25/2021	2.960%	2,802,000	2,821,523
Series 2017-2A Class A
10/25/2023	3.290%	1,598,000	1,635,868
Series 2019-1A Class A
03/25/2023	3.710%	2,775,000	2,859,230
Series 2019-2A Class A
05/25/2025	3.420%	4,747,000	4,894,803
Hertz Vehicle Financing LLC(a)
Series 2018-2A Class A
06/27/2022	3.650%	1,415,000	1,444,389
Series 2018-3A Class A
07/25/2024	4.030%	1,833,000	1,933,881
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	600,598	602,627
Kabbage Funding LLC(a)
Series 2019-1 Class A
03/15/2024	3.825%	4,175,000	4,239,562
Lendmark Funding Trust(a)
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,625,162
LV Tower 52 Issuer(a),(d)
Series 2013-1 Class A
02/15/2023	5.750%	3,422,472	3,454,952

88	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-1 Class M
02/15/2023	7.750%	1,297,590	1,309,905
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,124,324
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,585,433
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	127,264	127,284
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	1,017,814	1,134,227
Series 2010-1 Class M
12/15/2045	5.250%	556,228	580,625
Navient Private Education Loan Trust(a),(b)
Series 2014-AA Class A3
1-month USD LIBOR + 1.600% 10/15/2031	3.628%	2,731,000	2,781,179
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	4.178%	3,478,206	3,590,019
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 12/16/2058	2.928%	2,325,000	2,330,399
Navient Private Education Loan Trust(a)
Series 2018-BA Class A2A
12/15/2059	3.610%	1,444,000	1,486,916
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	604,000	620,082
Series 2018-CA Class A2
06/16/2042	3.520%	649,000	651,330
Series 2018-DA Class A2A
12/15/2059	4.000%	3,395,000	3,529,879
Series 2019-A Class A2A
01/15/2043	3.420%	3,873,000	4,023,530
Series 2019-CA Class A2
02/15/2068	3.130%	2,731,000	2,804,570
Series 2019-D Class A2A
12/15/2059	3.010%	3,183,000	3,247,607
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	2.528%	1,412,629	1,401,776
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% Floor 0.600% 04/25/2040	2.618%	1,189,523	1,176,489
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	2.718%	10,273,611	10,154,549
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	2.995%	412,050	413,203
Series 2017-5A Class A
1-month USD LIBOR + 0.800% 07/26/2066	2.945%	1,958,418	1,951,005
Series 2019-3A Class A
1-month USD LIBOR + 0.830% Floor 0.830% 07/25/2068	2.887%	7,535,000	7,535,136
Navient Student Loan Trust(a)
Series 2018-EA Class A2
12/15/2059	4.000%	1,791,000	1,893,716
Series 2019-BA Class A2A
12/15/2059	3.390%	2,597,000	2,709,777
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% Floor 0.350% 12/07/2020	2.399%	74,549	74,507
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	2.456%	441,375	430,604
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	2.436%	3,193,497	3,136,935
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	2.386%	1,499,765	1,473,462
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	2.259%	3,164,746	3,115,368
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	2.279%	8,484,164	8,419,521

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	89

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	2.339%	634,613	612,724
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	2.818%	1,960,674	1,969,188
Series 2017-2A Class A
1-month USD LIBOR + 0.770% Floor 0.770% 09/25/2065	2.788%	2,245,249	2,228,605
Series 2018-3A Class A2
1-month USD LIBOR + 0.440% 09/27/2066	2.458%	948,000	946,272
OnDeck Asset Securitization Trust LLC(a)
Series 2018-1A Class A
04/18/2022	3.500%	1,826,000	1,837,770
OneMain Financial Issuance Trust(a)
Series 2016-1A Class A
02/20/2029	3.660%	813,301	816,115
Oportun Funding VI LLC(a)
Series 2017-A Class A
06/08/2023	3.230%	838,000	838,943
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	3,032,135
Oportun Funding X LLC(a)
Series 2018-C Class A
10/08/2024	4.100%	4,604,000	4,715,323
Progress Residential Trust(a)
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,384,769	5,366,271
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,297,277
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	1,004,157
Purchasing Power Funding LLC(a)
Series 2018-A Class A
08/15/2022	3.340%	4,260,000	4,266,919
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	448,241	465,075
Santander Drive Auto Receivables Trust(a)
Subordinated Series 2015-5 Class E
02/15/2023	4.670%	3,200,000	3,218,166
Santander Retail Auto Lease Trust(a)
Series 2018-A Class A3
05/20/2021	2.930%	1,677,000	1,684,827
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SART(d)
Series 2017-1 Class X
11/17/2025	4.750%	3,239,530	3,311,220
SART(a),(d)
Series 2018-1 Class A
06/15/2025	4.750%	3,953,684	4,039,795
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.750% 12/15/2032	2.869%	645,128	629,981
SLM Student Loan Trust(b)
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 07/26/2021	2.386%	2,869,846	2,850,179
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	2.336%	2,301,721	2,245,016
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	2.968%	3,223,014	3,185,439
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	2.845%	6,824,928	6,671,564
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	2,884,265	2,907,232
Series 2016-A Class A2A
05/15/2031	2.700%	2,265,538	2,284,862
Series 2018-C Class A2A
11/15/2035	3.630%	1,704,000	1,775,578
Series 2019-A Class A2A
07/15/2036	3.440%	2,928,000	3,050,878
SMB Private Education Loan Trust(a),(b)
Series 2015-C Class A2B
1-month USD LIBOR + 1.400% Floor 1.400% 07/15/2027	3.428%	160,365	162,180
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	3.478%	2,835,353	2,888,266
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	3.128%	489,206	493,200

90	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	2.928%	6,329,509	6,339,535
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	2.778%	2,186,631	2,186,941
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	263,006	263,636
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	2.618%	960,053	957,380
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	2.518%	196,720	196,608
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	709,000	713,929
Series 2017-E Class A2B
11/26/2040	2.720%	2,807,000	2,837,751
Series 2018-A Class A2B
02/25/2042	2.950%	945,000	959,655
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,400,000	2,470,698
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/17/2025	2.950%	4,541,000	4,633,944
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,588,675
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/15/2024	3.380%	2,000,000	2,052,179
Tricolor Auto Securitization Trust(a)
Series 2018-1A Class A
12/15/2020	5.050%	852,284	858,988
Series 2018-2A Class A
10/15/2021	3.960%	2,176,126	2,186,085
Subordinated Series 2018-2A Class B
02/15/2022	4.760%	1,927,905	1,957,730
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,671,598	1,665,751
Upgrade Receivables Trust(a)
Series 2018-1A Class A
11/15/2024	3.760%	404,009	405,278
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Auto Funding LLC(a)
Series 2018-1A Class A
07/15/2023	5.500%	1,536,290	1,571,636
USASF Receivables LLC(a),(d)
Series 2017-1 Class A
09/15/2030	5.750%	452,120	452,120
VM Debt LLC(a),(d)
Series 2019-1 Class A1A
06/01/2024	7.500%	2,800,000	2,800,000
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	898,203	928,000
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	480,919	482,917
Westlake Automobile Receivables Trust(a)
Series 2016-2A
06/15/2021	4.100%	506,232	506,643
Series 2016-3A Class C
01/18/2022	2.460%	153,778	153,753
Series 2017-1A Class C
10/17/2022	2.700%	239,971	240,119
World Financial Network Credit Card Master Trust
Series 2018-B Class A
07/15/2025	3.460%	896,000	917,985
Series 2019-A Class A
12/15/2025	3.140%	2,015,000	2,057,155
Series 2019-C Class A
07/15/2026	2.210%	3,636,000	3,630,172
Total Asset-Backed Securities — Non-Agency (Cost $371,878,797)			375,068,145

Commercial Mortgage-Backed Securities - Agency 7.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series KJ02 Class A2
09/25/2020	2.597%	119,498	119,446
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,518,631
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	813,276
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,987,397
Series K077 Class A2
05/25/2028	3.850%	2,115,000	2,378,002
Series KJ07 Class A2
12/25/2022	2.312%	4,126,599	4,173,901
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,762,989

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	91

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,727,383
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,420,364
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,541,168
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,334,512
Federal National Mortgage Association
04/01/2020	4.370%	1,414,215	1,428,073
07/01/2020	4.066%	2,205,922	2,228,574
01/01/2021	4.298%	701,014	721,167
09/01/2021	2.120%	2,800,000	2,798,737
06/01/2022	2.790%	2,412,802	2,468,699
07/01/2022	2.670%	5,000,000	5,092,390
08/01/2022	2.650%	7,000,000	7,131,116
11/01/2022	2.450%	6,000,000	6,099,448
02/01/2023	2.460%	2,543,614	2,577,361
04/01/2023	2.500%	6,000,000	6,108,130
04/01/2023	2.640%	2,693,175	2,744,715
05/01/2023	2.520%	3,000,000	3,057,722
06/01/2023	2.420%	2,640,746	2,679,518
06/01/2023	2.510%	1,751,586	1,784,292
07/01/2023	3.670%	6,000,000	6,353,479
08/01/2023	3.590%	2,500,000	2,647,276
11/01/2023	3.690%	1,186,639	1,260,111
07/01/2025	3.070%	9,640,726	10,149,338
09/01/2025	3.100%	2,463,449	2,599,676
12/01/2025	3.765%	6,919,300	7,546,276
07/01/2026	4.450%	2,636,139	3,027,033
10/01/2026	3.235%	1,370,124	1,468,724
12/01/2026	3.240%	1,500,000	1,609,098
01/01/2027	3.710%	2,996,000	3,282,783
02/01/2027	3.340%	1,000,000	1,084,610
03/01/2027	2.910%	3,491,644	3,679,599
05/01/2027	2.885%	2,279,173	2,397,118
06/01/2027	3.000%	2,000,000	2,123,133
07/01/2027	3.210%	932,521	997,303
06/01/2028	3.570%	2,787,000	3,090,979
07/01/2028	3.570%	3,351,574	3,697,986
10/01/2028	3.890%	1,342,000	1,512,019
11/01/2028	4.250%	990,287	1,138,313
12/01/2028	3.890%	4,301,020	4,830,935
12/01/2028	3.930%	8,530,000	9,650,481
01/01/2029	3.940%	4,013,005	4,529,491
01/01/2029	4.070%	5,120,000	5,727,697
02/01/2029	3.740%	1,515,000	1,703,083
10/01/2029	3.201%	8,531,099	9,074,162
02/01/2030	2.920%	2,869,633	3,040,825
02/01/2030	3.550%	1,000,000	1,116,514
06/01/2030	3.130%	4,812,000	5,186,204
06/01/2030	3.670%	6,600,000	7,383,964
06/01/2030	3.800%	5,000,000	5,656,777
07/01/2030	3.210%	4,205,000	4,559,532
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2030	3.300%	4,022,000	4,410,059
07/01/2030	3.340%	2,500,000	2,740,283
07/01/2030	3.850%	4,500,000	5,112,740
09/01/2030	3.390%	5,591,245	6,112,890
09/01/2030	3.410%	7,500,000	8,266,863
05/01/2033	3.530%	2,594,000	2,890,775
04/01/2035	3.330%	2,500,000	2,734,144
06/01/2036	3.150%	2,813,293	3,034,680
06/01/2037	5.900%	644,118	762,493
Series 2010-M3 Class A3
03/25/2020	4.332%	697,260	701,040
Series 2011-M1 Class A3
06/25/2021	3.763%	900,553	916,420
Series 2012-M8 Class ASQ3
12/25/2019	1.801%	23,650	23,598
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	12,395,400
Series 2017-M5 Class A2
04/25/2029	3.299%	1,929,000	2,075,514
Series 2017-T1 Class A
06/25/2027	2.898%	2,775,261	2,884,890
Federal National Mortgage Association(c)
CMO Series 2013-M13 Class A2
04/25/2023	2.637%	2,127,590	2,160,482
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	1,585,403	1,669,964
CMO Series 2015-M11 Class A2
04/25/2025	2.924%	2,000,000	2,076,644
Series 2017-M12 Class A2
06/25/2027	3.184%	2,402,000	2,548,193
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	573,280
Series 2018-M10 Class A2
07/25/2028	3.497%	2,683,000	2,895,350
Series 2018-M3 Class A2
02/25/2030	3.193%	1,057,000	1,127,195
Series 2018-M4 Class A2
03/25/2028	3.144%	1,473,000	1,561,987
FREMF Mortgage Trust(a),(c)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.807%	3,410,000	3,534,607
Subordinated, Series 2016-K59 Class B
11/25/2049	3.696%	2,383,000	2,481,696
Subordinated, Series 2016-K722 Class B
07/25/2049	3.973%	1,400,000	1,452,012

92	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	2.579%	2,349,197	2,343,135
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	2.669%	3,135,872	3,130,449
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.669%	3,077,650	3,072,252
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	2.669%	1,694,431	1,691,343
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	2.679%	1,093,036	1,092,062
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.401%	3,264,114	3,420,410
Total Commercial Mortgage-Backed Securities - Agency (Cost $270,608,187)			288,714,380

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,388,116	2,518,800
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	565,892
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,057,029	1,113,750
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,144,689
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,149,047	1,202,408
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,278,321
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	215,302
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,187,441
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,042,467
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Americold 2010 LLC Trust(a),(d)
Series 2017-TL Class A
12/26/2037	3.000%	2,840,000	2,840,000
B2R Mortgage Trust(a)
Series 2015-2 Class A
11/15/2048	3.336%	753,667	754,284
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	3,294,000	3,652,236
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,892,639
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	385,757
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.023%	12,868,168	7,363
Benchmark Mortgage Trust
Series 2018-B1 Class ASB
01/15/2051	3.602%	449,000	479,043
Benchmark Mortgage Trust(h)
Series 2019-B13 Class A4
08/15/2057	2.952%	1,174,000	1,217,273
Camden Property Trust(a),(d),(e)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,859,172	4,848,542
CD Mortgage Trust(c)
Series 2017-CD4 Class A4
05/10/2050	3.514%	961,000	1,034,778
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,575,965
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class A1
06/15/2050	1.965%	263,878	263,044
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,083,877
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class AS
04/10/2048	3.457%	362,000	379,493
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	6,470,897	37
CMO Series 2007-CD4 Class XC
12/11/2049	1.040%	94,871	2,249
COBALT CMBS Commercial Mortgage Trust(c),(g)
CMO Series 2006-C1 Class
08/15/2048	1.012%	392,810	2,468

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	93

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	909,336	909,871
COMM Mortgage Trust
Series 2018-COR3 Class A3
05/10/2051	4.228%	327,000	370,550
COMM Mortgage Trust(a)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	3,425,001
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.799%	2,061,436	77,397
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	4,808,031	4,897,327
Series 2014-CR19 Class ASB
08/10/2047	3.499%	1,084,221	1,120,227
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,489,819
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,354,324
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,142,526
Commercial Mortgage Trust(c)
Series 2013-CR9 Class A4
07/10/2045	4.373%	1,775,000	1,884,502
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	640,521
Corevest American Finance Trust(a)
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	2,123,909
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/2049	3.795%	2,744,000	2,974,722
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	931,000	986,075
Series 2015-C3 Class A4
08/15/2048	3.718%	1,156,000	1,240,024
Series 2015-C4 Class A4
11/15/2048	3.808%	1,279,000	1,383,158
Series 2019-C17 Class A5
09/15/2052	3.016%	973,000	1,011,748
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	360,896
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greenwich Capital Commercial Funding Corp.(c)
Series 2006-GG7 Class AM
07/10/2038	5.825%	53,768	54,067
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,057,728
Series 2013-KING Class A
12/10/2027	2.706%	807,923	807,742
GS Mortgage Securities Corp. Trust(a),(c),(g)
CMO Series 2006-GG8 Class X
11/10/2039	1.178%	1,947,082	14,328
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	422,000	445,350
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,303,909
Series 2015-GC34 Class A4
10/10/2048	3.506%	1,030,000	1,099,288
Series 2017-GS6 Class A3
05/10/2050	3.433%	3,300,000	3,530,710
Series 2017-GS7 Class A4
08/10/2050	3.430%	1,633,000	1,741,000
Series 2019-GC42 Class A4
09/01/2052	3.001%	843,000	878,680
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,197,696
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	751,471
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,346,738
Series 2015-C33 Class A4
12/15/2048	3.770%	500,000	542,046
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,990,073
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A5
03/15/2050	3.694%	522,000	568,036
Series 2018-C8 Class ASB
06/15/2051	4.145%	722,000	793,562
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.366%	4,628,483	17,144
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.716%	3,801,136	34,877

94	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class A1
08/15/2049	1.324%	449,276	445,993
KGS-Alpha SBA COOF Trust(a),(c),(d),(e),(g)
CMO Series 2012-2 Class A
08/25/2038	1.059%	2,348,503	48,438
CMO Series 2013-2 Class A
03/25/2039	1.765%	3,363,648	134,546
CMO Series 2014-2 Class A
04/25/2040	2.931%	788,499	53,593
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,700,511
LB-UBS Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.392%	1,935,373	224
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-4 Class XC
12/12/2049	0.759%	306,285	4
Morgan Stanley Bank of America Merrill Lynch Trust(c)
Series 2013-C10 Class A4
07/15/2046	4.218%	167,000	178,097
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class ASB
10/15/2048	3.383%	711,000	741,075
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.750%	1,343,894	23
CMO Series 2006-T21 Class X
10/12/2052	0.077%	3,809,273	2,807
CMO Series 2007-HQ11 Class X
02/12/2044	0.409%	483,052	584
Morgan Stanley Capital I Trust
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	1,020,734
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	816,687
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	885,810
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,192,491
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,042,210
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.353%	10,555,851	62
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-C24 Class XC
03/15/2045	0.096%	5,736,050	11
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2013-120B Class A
03/18/2028	2.800%	2,000,000	1,999,084
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	55,226	55,172
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,200,000	1,230,389
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	960,000	978,874
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $104,814,536)			107,782,579

Corporate Bonds & Notes 25.0%

Aerospace & Defense 0.6%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	599,381
Airbus Group SE(a)
04/10/2027	3.150%	409,000	429,695
04/10/2047	3.950%	150,000	172,352
Boeing Co. (The)
05/01/2022	2.700%	1,326,000	1,352,296
05/01/2026	3.100%	1,696,000	1,776,031
02/01/2027	2.700%	1,693,000	1,725,556
03/01/2029	3.200%	777,000	815,877
02/01/2030	2.950%	2,033,000	2,095,072
03/01/2038	3.550%	259,000	274,031
03/01/2039	3.500%	652,000	684,330
11/01/2048	3.850%	121,000	131,778
05/01/2049	3.900%	820,000	901,114
02/01/2050	3.750%	478,000	517,122
08/01/2059	3.950%	1,165,000	1,285,329
Harris Corp.
04/27/2035	4.854%	310,000	366,385
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	476,783
12/15/2042	4.070%	639,000	736,035
09/15/2052	4.090%	508,000	597,392
Northrop Grumman Corp.
10/15/2022	2.550%	1,977,000	2,002,768
08/01/2023	3.250%	1,824,000	1,899,388
01/15/2025	2.930%	88,000	90,686
01/15/2028	3.250%	402,000	421,879
Northrop Grumman Systems Corp.
02/15/2031	7.750%	400,000	580,790

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	95

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	181,709
04/15/2047	4.350%	66,000	77,031
Total			20,190,810
Agencies 0.2%
Crowley Conro LLC
08/15/2043	4.181%	742,080	820,925
Israel Government AID Bond(i)
11/01/2024	0.000%	5,000,000	4,492,015
Total			5,312,940
Airlines 0.4%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,768,222	1,876,959
Series 2017-1 Class A
01/15/2030	3.550%	516,147	526,359
Series 2017-1 Class AA
01/15/2030	3.300%	364,339	375,090
American Airlines Pass-Through Trust
01/15/2023	4.950%	416,158	435,803
Series 2015-1 Class A
05/01/2027	3.375%	521,808	540,478
Series 2016-2 Class A
06/15/2028	3.650%	192,940	201,506
Series 2016-3 Class AA
10/15/2028	3.000%	2,020,891	2,054,313
Series 2017-1 Class AA
02/15/2029	3.650%	601,107	636,905
Series 2017-2 Class B
10/15/2025	3.700%	203,150	203,444
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	632,006	664,960
Series 2018-1 Class AA
09/20/2031	3.800%	457,724	484,869
Series 2019-1 Class AA
12/15/2032	3.300%	655,000	680,119
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	566,522	597,152
10/29/2024	4.000%	130,964	138,038
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	282,852	290,849
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	309,794	344,670
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	228,052	245,170
03/01/2026	4.600%	234,302	243,507
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1 Class A
07/07/2028	3.450%	498,220	514,452
Series 2016-1 Class B
01/07/2026	3.650%	114,170	115,798
Series 2018-1 Class A
03/01/2030	3.700%	445,381	464,087
Series 2018-1 Class AA
03/01/2030	3.500%	785,404	821,925
Series 2019-1 Class A
08/25/2031	4.550%	1,000,000	1,091,113
Series 2019-1 Class AA
08/25/2031	4.150%	1,120,000	1,216,590
Total			14,764,156
Apartment REIT 0.2%
AvalonBay Communities, Inc.
06/01/2025	3.450%	215,000	226,969
11/15/2025	3.500%	300,000	318,474
10/15/2046	3.900%	85,000	94,763
ERP Operating LP
12/01/2028	4.150%	480,000	538,598
Mid-America Apartments LP
10/15/2023	4.300%	642,000	684,744
06/15/2024	3.750%	1,497,000	1,570,551
11/15/2025	4.000%	767,000	822,746
06/01/2027	3.600%	425,000	449,013
03/15/2029	3.950%	810,000	883,360
UDR, Inc.
09/01/2026	2.950%	363,000	369,037
01/15/2030	3.200%	550,000	565,330
08/15/2031	3.000%	115,000	115,302
Total			6,638,887
Automotive 0.3%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	718,740
Ford Motor Co.
01/15/2043	4.750%	2,418,000	2,103,713
Ford Motor Credit Co. LLC
08/01/2026	4.542%	863,000	862,036
General Motors Co.
04/01/2038	5.150%	250,000	251,849
04/01/2048	5.400%	143,000	143,820
04/01/2049	5.950%	1,597,000	1,709,547

96	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
04/13/2024	3.950%	600,000	617,028
01/15/2025	4.000%	335,000	343,889
04/09/2025	4.350%	515,000	536,766
07/13/2025	4.300%	1,525,000	1,582,531
Total			8,869,919
Banking 6.7%
ABN AMRO Bank NV(a)
06/04/2020	2.450%	1,195,000	1,198,017
Subordinated
07/28/2025	4.750%	431,000	464,052
AIB Group PLC(a)
10/12/2023	4.750%	875,000	925,051
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	179,706
American Express Credit Corp.
05/05/2021	2.250%	331,000	331,967
03/03/2022	2.700%	210,000	213,401
ANZ New Zealand International Ltd.(a)
08/06/2020	2.850%	478,000	481,294
ASB Bank Ltd.(a)
05/23/2024	3.125%	860,000	886,333
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	241,284
Banco Santander SA
06/27/2024	2.706%	2,000,000	2,020,656
06/27/2029	3.306%	1,000,000	1,032,478
Bank of America Corp.
10/19/2020	2.625%	225,000	226,412
01/11/2023	3.300%	3,287,000	3,397,272
Bank of America Corp.(j)
10/01/2021	2.328%	2,732,000	2,735,049
01/20/2023	3.124%	2,184,000	2,227,064
04/24/2023	2.881%	575,000	583,391
12/20/2023	3.004%	53,000	54,096
07/23/2024	3.864%	250,000	263,312
03/15/2025	3.458%	1,741,000	1,814,803
10/01/2025	3.093%	5,842,000	6,009,963
01/23/2026	3.366%	1,542,000	1,603,857
04/23/2027	3.559%	1,917,000	2,023,608
04/24/2028	3.705%	1,800,000	1,912,961
12/20/2028	3.419%	4,004,000	4,177,269
02/07/2030	3.974%	1,718,000	1,876,580
04/23/2040	4.078%	455,000	507,564
03/15/2050	4.330%	973,000	1,145,702
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	959,491
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Montreal
02/05/2024	3.300%	700,000	728,973
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	583,000	604,823
Bank of New York Mellon Corp. (The)(j)
05/16/2023	2.661%	200,000	202,529
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,103,687
11/18/2025	3.950%	575,000	626,638
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	490,000	533,508
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	500,000	525,921
Barclays PLC(j)
05/16/2024	4.338%	500,000	522,343
05/07/2025	3.932%	2,204,000	2,275,789
05/16/2029	4.972%	1,151,000	1,260,472
Barclays PLC
03/16/2025	3.650%	1,100,000	1,127,172
BB&T Corp.
06/20/2022	3.050%	2,123,000	2,172,474
08/01/2024	2.500%	3,696,000	3,725,938
BNP Paribas SA(a)
03/01/2023	3.500%	1,000,000	1,032,235
08/14/2028	4.400%	440,000	486,220
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	448,673
02/21/2022	2.900%	800,000	811,598
11/03/2022	2.650%	600,000	605,974
BPCE SA
12/02/2026	3.375%	700,000	732,986
BPCE SA(a),(h)
10/01/2029	2.700%	1,955,000	1,941,774
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	532,274
Capital One Financial Corp.
01/29/2024	3.900%	1,075,000	1,135,271
10/30/2024	3.300%	634,000	655,928
Subordinated
10/29/2025	4.200%	700,000	746,208
Citibank NA(j)
05/20/2022	2.844%	3,753,000	3,790,020
Citibank NA
01/23/2024	3.650%	2,000,000	2,117,482

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	97

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
08/02/2021	2.350%	269,000	270,130
04/25/2022	2.750%	900,000	912,955
12/01/2025	7.000%	765,000	926,405
10/21/2026	3.200%	1,616,000	1,671,227
01/15/2028	6.625%	215,000	269,665
07/23/2048	4.650%	600,000	734,248
Citigroup, Inc.(j)
01/24/2023	3.142%	500,000	509,129
06/01/2024	4.044%	1,540,000	1,627,133
04/24/2025	3.352%	645,000	668,368
07/24/2028	3.668%	600,000	634,697
03/20/2030	3.980%	1,913,000	2,078,532
01/24/2039	3.878%	100,000	109,049
Citizens Bank NA
03/29/2023	3.700%	250,000	261,669
Citizens Financial Group, Inc.
Subordinated
12/03/2025	4.300%	386,000	412,632
Comerica, Inc.
02/01/2029	4.000%	700,000	770,540
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	499,239
03/16/2023	3.450%	540,000	564,140
05/18/2026	2.850%	540,000	557,524
Subordinated
12/09/2025	4.500%	703,000	756,600
09/12/2039	3.743%	512,000	510,456
Commonwealth Bank of Australia(a),(j)
Subordinated
09/12/2034	3.610%	1,281,000	1,283,802
Compass Bank
06/11/2021	3.500%	450,000	457,281
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	752,888
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	635,135
07/21/2026	3.750%	712,000	739,459
Credit Agricole SA(a)
04/24/2023	3.750%	250,000	261,049
Subordinated
03/17/2025	4.375%	340,000	361,514
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,252,806
01/09/2028	4.282%	1,251,000	1,343,393
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%	770,000	763,464
01/12/2029	3.869%	250,000	263,141
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	678,735
03/26/2025	3.750%	500,000	524,794
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	544,799
Danske Bank AS(a),(j)
09/20/2022	3.001%	3,153,000	3,164,382
12/20/2025	3.244%	3,041,000	3,066,164
Discover Bank
07/27/2026	3.450%	633,000	652,733
Fifth Third Bancorp
01/25/2024	3.650%	525,000	553,221
03/14/2028	3.950%	400,000	437,679
Goldman Sachs Group, Inc. (The)(j)
06/05/2023	2.908%	900,000	912,100
07/24/2023	2.905%	652,000	661,299
09/29/2025	3.272%	887,000	915,410
06/05/2028	3.691%	1,744,000	1,830,924
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	578,000	603,460
05/22/2025	3.750%	4,028,000	4,261,866
11/16/2026	3.500%	900,000	935,882
01/26/2027	3.850%	2,122,000	2,248,792
07/08/2044	4.800%	615,000	734,591
Subordinated
10/21/2025	4.250%	531,000	568,952
HSBC Holdings PLC
04/05/2021	5.100%	1,700,000	1,771,527
03/30/2022	4.000%	306,000	318,906
03/08/2026	4.300%	855,000	924,872
Subordinated
03/14/2024	4.250%	2,500,000	2,628,357
HSBC Holdings PLC(j)
11/22/2023	3.033%	288,000	292,067
05/18/2024	3.950%	657,000	687,406
03/11/2025	3.803%	3,326,000	3,462,433
03/13/2028	4.041%	1,462,000	1,551,812
05/22/2030	3.973%	3,950,000	4,216,570
Huntington Bancshares, Inc.
03/14/2021	3.150%	141,000	142,867
01/14/2022	2.300%	352,000	353,865
ING Groep NV
04/09/2024	3.550%	875,000	913,772
JPMorgan Chase & Co.(j)
04/01/2023	3.207%	6,433,000	6,584,915
04/23/2024	3.559%	614,000	639,975
07/23/2024	3.797%	307,000	323,720
12/05/2024	4.023%	596,000	635,248
03/01/2025	3.220%	355,000	367,459
10/15/2025	2.301%	2,760,000	2,748,852
04/23/2029	4.005%	803,000	877,456

98	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/06/2030	3.702%	307,000	328,873
10/15/2030	2.739%	2,455,000	2,437,216
07/24/2038	3.882%	916,000	1,004,537
01/23/2049	3.897%	1,130,000	1,252,728
JPMorgan Chase & Co.
10/01/2026	2.950%	1,130,000	1,158,525
KeyBank NA
05/22/2022	3.180%	1,373,000	1,399,824
KeyCorp
10/01/2029	2.550%	2,340,000	2,287,937
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	424,655
Subordinated
12/10/2025	4.582%	500,000	525,543
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,028,052
01/15/2026	3.900%	370,000	395,587
Macquarie Group Ltd.(a)
01/14/2020	6.000%	600,000	606,310
01/14/2021	6.250%	926,000	970,403
Macquarie Group Ltd.(a),(j)
11/28/2028	3.763%	340,000	355,976
01/15/2030	5.033%	1,145,000	1,305,523
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	382,000	385,637
02/22/2022	2.998%	177,000	179,990
07/26/2023	3.761%	775,000	813,966
09/13/2023	2.527%	384,000	386,170
03/07/2024	3.407%	755,000	786,927
07/18/2039	3.751%	710,000	763,090
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	441,113
Mizuho Financial Group, Inc.(j)
07/16/2023	2.721%	2,717,000	2,738,114
09/13/2030	2.869%	642,000	640,307
Morgan Stanley
01/26/2020	5.500%	600,000	606,198
07/24/2020	5.500%	324,000	332,650
01/25/2021	5.750%	372,000	388,984
07/28/2021	5.500%	4,335,000	4,591,554
11/17/2021	2.625%	2,448,000	2,470,617
05/19/2022	2.750%	7,000	7,104
10/23/2024	3.700%	2,636,000	2,789,502
07/23/2025	4.000%	2,053,000	2,214,803
01/20/2027	3.625%	1,547,000	1,636,840
01/27/2045	4.300%	500,000	577,478
01/22/2047	4.375%	304,000	356,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(j)
04/24/2024	3.737%	130,000	135,770
07/22/2028	3.591%	889,000	936,924
01/24/2029	3.772%	333,000	355,328
04/22/2039	4.457%	1,206,000	1,399,328
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	935,000	959,925
Nationwide Building Society(a),(j)
07/18/2030	3.960%	879,000	920,847
NatWest Markets PLC(a)
09/29/2022	3.625%	1,225,000	1,256,158
Nordea Bank Abp(a)
01/27/2020	4.875%	300,000	302,597
09/17/2020	2.500%	3,500,000	3,516,268
Subordinated
09/21/2022	4.250%	910,000	951,417
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	231,000	237,729
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	581,379
PNC Financial Services Group, Inc. (The)
04/23/2029	3.450%	3,643,000	3,887,992
Rabobank Nederland NY
01/10/2022	2.750%	620,000	629,369
Regions Financial Corp.
08/14/2023	3.800%	385,000	406,142
Royal Bank of Canada
10/05/2023	3.700%	1,000,000	1,058,354
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	540,000	565,092
05/08/2030	4.445%	610,000	653,619
Santander Holdings USA, Inc.
06/07/2024	3.500%	2,452,000	2,515,100
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	667,019
Societe Generale SA(a)
03/28/2024	3.875%	725,000	760,031
Subordinated
04/14/2025	4.250%	900,000	938,082
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	614,536

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	99

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Chartered PLC(a),(j)
09/10/2022	2.744%	3,482,000	3,486,906
01/20/2023	4.247%	600,000	621,182
05/21/2030	4.305%	350,000	378,252
Subordinated
03/15/2033	4.866%	700,000	747,588
State Street Corp.(j)
05/15/2023	2.653%	250,000	253,310
12/03/2024	3.776%	300,000	317,311
State Street Corp.
05/15/2023	3.100%	630,000	651,575
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,215,978
10/18/2022	2.778%	452,000	458,653
07/16/2024	2.696%	3,114,000	3,145,252
07/14/2026	2.632%	590,000	590,805
10/19/2026	3.010%	297,000	304,679
07/16/2029	3.040%	3,681,000	3,760,200
SunTrust Bank
Subordinated
05/15/2026	3.300%	500,000	519,614
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	358,906
05/01/2025	4.000%	191,000	206,507
Svenska Handelsbanken AB
10/01/2020	2.400%	1,500,000	1,506,271
Synchrony Financial
08/04/2026	3.700%	300,000	306,653
U.S. Bancorp
01/24/2022	2.625%	309,000	313,155
07/22/2026	2.375%	1,200,000	1,210,990
UBS Group AG(a),(j)
08/13/2030	3.126%	1,687,000	1,703,688
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	960,000	985,499
09/24/2025	4.125%	200,000	215,380
04/15/2026	4.125%	401,000	435,575
03/23/2028	4.253%	665,000	724,958
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	200,000	202,148
US Bancorp
11/17/2025	3.950%	735,000	808,732
Wells Fargo & Co.
03/04/2021	2.500%	460,000	461,648
01/24/2023	3.069%	796,000	810,387
01/24/2024	3.750%	600,000	634,216
09/09/2024	3.300%	750,000	783,457
09/29/2025	3.550%	2,000,000	2,114,954
12/07/2046	4.750%	752,000	886,109
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
06/03/2026	4.100%	777,000	833,795
06/14/2046	4.400%	698,000	781,939
Wells Fargo & Co.(j)
06/17/2027	3.196%	1,270,000	1,311,755
Westpac Banking Corp.
06/28/2022	2.500%	500,000	505,979
05/13/2026	2.850%	500,000	516,607
Subordinated
07/24/2039	4.421%	525,000	577,541
Westpac Banking Corp.(j)
11/23/2031	4.322%	600,000	633,760
Subordinated
07/24/2034	4.110%	737,000	769,163
Total			245,425,406
Brokerage/Asset Managers/Exchanges 0.2%
Brookfield Finance, Inc.
03/29/2029	4.850%	840,000	945,094
09/20/2047	4.700%	369,000	405,228
Charles Schwab Corp. (The)
05/22/2029	3.250%	2,943,000	3,100,483
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	309,901
Invesco Finance PLC
01/15/2026	3.750%	567,000	605,130
Total			5,365,836
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	320,288
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	404,161
Masco Corp.
08/15/2032	6.500%	540,000	660,566
Total			1,385,015
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	591,000	622,117
04/01/2038	5.375%	286,000	318,861
05/01/2047	5.375%	971,000	1,057,013
Comcast Corp.
10/01/2020	3.300%	3,431,000	3,476,962
10/01/2021	3.450%	1,519,000	1,565,419
04/15/2024	3.700%	1,210,000	1,290,636
10/15/2025	3.950%	1,678,000	1,827,716
03/01/2026	3.150%	622,000	650,557
10/15/2028	4.150%	616,000	690,429

100	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2034	4.200%	400,000	455,760
11/15/2035	6.500%	1,378,000	1,922,364
10/15/2038	4.600%	2,242,000	2,682,181
03/01/2048	4.000%	918,000	1,013,914
10/15/2048	4.700%	307,000	375,813
11/01/2049	3.999%	500,000	555,985
11/01/2052	4.049%	800,000	890,348
10/15/2058	4.950%	1,343,000	1,711,844
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	300,492
TCI Communications, Inc.
02/15/2028	7.125%	415,000	544,800
Time Warner Cable LLC
05/01/2037	6.550%	1,028,000	1,229,426
06/15/2039	6.750%	1,400,000	1,704,805
Total			24,887,442
Chemicals 0.3%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	516,443
Albemarle Corp.
12/01/2044	5.450%	270,000	305,112
Dow Chemical Co. (The)
10/01/2034	4.250%	423,000	448,238
DowDuPont, Inc.
11/15/2025	4.493%	1,304,000	1,441,435
11/15/2028	4.725%	629,000	718,592
11/15/2038	5.319%	290,000	354,554
FMC Corp.
10/01/2049	4.500%	246,000	256,504
Huntsman International LLC
11/15/2022	5.125%	506,000	538,682
05/01/2029	4.500%	1,162,000	1,221,331
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	232,101
09/26/2048	5.000%	261,000	297,747
LyondellBasell Industries NV
11/15/2021	6.000%	325,000	346,886
Mosaic Co. (The)
11/15/2027	4.050%	704,000	732,204
11/15/2033	5.450%	1,036,000	1,171,557
11/15/2043	5.625%	742,000	818,280
Nutrien Ltd.
04/01/2029	4.200%	155,000	170,649
03/15/2035	4.125%	700,000	726,916
04/01/2049	5.000%	220,000	256,645
Sherwin-Williams Co. (The)
06/01/2024	3.125%	165,000	170,374
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Carbide Corp.
06/01/2025	7.500%	300,000	365,454
10/01/2096	7.750%	920,000	1,249,709
Total			12,339,413
Construction Machinery 0.1%
Caterpillar, Inc.
09/19/2029	2.600%	1,041,000	1,053,341
09/19/2049	3.250%	1,163,000	1,208,664
John Deere Capital Corp.
01/10/2024	3.450%	180,000	189,609
09/14/2026	2.250%	385,000	383,886
09/08/2027	2.800%	700,000	721,745
Total			3,557,245
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
12/05/2034	4.800%	500,000	625,698
08/22/2037	3.875%	550,000	631,945
08/22/2057	4.250%	800,000	994,602
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	328,529
Mastercard, Inc.
06/01/2029	2.950%	1,225,000	1,286,164
06/01/2049	3.650%	425,000	481,710
Total			4,348,648
Consumer Products 0.0%
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	426,023
Procter & Gamble Co. (The)
08/11/2027	2.850%	540,000	570,736
Unilever Capital Corp.
03/22/2025	3.375%	230,000	243,771
Total			1,240,530
Diversified Manufacturing 0.5%
Eaton Corp.
04/01/2024	7.625%	500,000	587,178
General Electric Co.
09/16/2020	4.375%	2,500,000	2,542,177
10/09/2022	2.700%	300,000	300,749
01/09/2023	3.100%	219,000	221,753
01/05/2026	5.550%	1,700,000	1,913,200
01/14/2038	5.875%	757,000	909,941
Nvent Finance Sarl
04/15/2028	4.550%	450,000	469,823

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	101

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
06/01/2022	3.100%	1,142,000	1,175,102
08/16/2023	3.650%	3,392,000	3,588,994
05/04/2024	2.800%	841,000	865,565
08/16/2025	3.950%	1,036,000	1,134,389
11/16/2028	4.125%	538,000	608,608
07/15/2038	6.125%	1,300,000	1,800,328
11/16/2038	4.450%	993,000	1,185,058
06/01/2042	4.500%	450,000	538,719
11/01/2046	3.750%	450,000	492,994
11/16/2048	4.625%	891,000	1,110,834
WW Grainger, Inc.
06/15/2045	4.600%	200,000	234,480
Total			19,679,892
Electric 1.9%
AEP Transmission Co., LLC
09/15/2049	3.150%	440,000	433,833
Alabama Power Co.
02/15/2033	5.700%	467,000	601,566
05/15/2038	6.125%	70,000	98,475
10/01/2049	3.450%	1,532,000	1,578,081
Appalachian Power Co.
03/01/2049	4.500%	215,000	257,640
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	885,823
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	391,617
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,034,206
02/01/2025	3.500%	529,000	560,200
Black Hills Corp.(h)
10/15/2029	3.050%	1,671,000	1,669,192
10/15/2049	3.875%	216,000	218,724
CenterPoint Energy, Inc.
09/01/2022	2.500%	126,000	126,623
09/01/2024	2.500%	2,006,000	2,005,462
11/01/2028	4.250%	911,000	1,000,470
03/01/2030	2.950%	917,000	915,948
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	761,884
CMS Energy Corp.
08/15/2027	3.450%	300,000	315,764
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	261,614
03/01/2049	4.000%	1,165,000	1,334,315
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	271,740
Consolidated Edison Co. of New York, Inc.
05/15/2049	4.125%	1,047,000	1,193,909
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumers Energy Co.
08/31/2064	4.350%	547,000	649,644
Dominion Energy, Inc.
08/15/2021	2.000%	881,000	878,244
08/01/2033	5.250%	1,315,000	1,589,158
03/15/2049	4.600%	490,000	576,460
DTE Electric Co.
06/15/2042	3.950%	364,000	395,329
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	748,104
01/15/2038	6.000%	226,000	310,999
12/15/2041	4.250%	313,000	360,694
Duke Energy Corp.
09/01/2021	1.800%	1,321,000	1,314,744
09/01/2026	2.650%	213,000	214,145
Duke Energy Indiana LLC
05/15/2046	3.750%	849,000	914,597
10/01/2049	3.250%	920,000	920,259
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	350,087
Duke Energy Progress LLC
03/15/2029	3.450%	614,000	662,101
04/01/2035	5.700%	300,000	381,040
10/15/2046	3.700%	323,000	347,985
09/15/2047	3.600%	300,000	316,783
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	713,562
Edison International
06/15/2027	5.750%	807,000	906,100
03/15/2028	4.125%	918,000	940,004
Enel Finance International NV(a)
05/25/2022	2.875%	971,000	982,739
09/14/2025	4.625%	1,523,000	1,662,033
05/25/2027	3.625%	380,000	394,443
04/06/2028	3.500%	907,000	928,914
10/07/2039	6.000%	804,000	1,008,212
05/25/2047	4.750%	513,000	579,343
Entergy Arkansas LLC
04/01/2049	4.200%	181,000	212,611
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	326,709
Entergy Corp.
09/01/2026	2.950%	336,000	340,530
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	488,871
Eversource Energy
01/15/2025	3.150%	377,000	389,419

102	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	401,821
10/01/2039	6.250%	300,000	379,549
FirstEnergy Corp.
07/15/2022	2.850%	106,000	107,679
03/15/2023	4.250%	1,590,000	1,680,317
07/15/2047	4.850%	558,000	665,222
FirstEnergy Transmission LLC(a)
07/15/2044	5.450%	254,000	322,701
04/01/2049	4.550%	325,000	380,595
Florida Power & Light Co.
09/01/2035	5.400%	600,000	759,538
Fortis, Inc.
10/04/2026	3.055%	620,000	632,484
Georgia Power Co.
09/15/2029	2.650%	336,000	330,153
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	284,000
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	192,595
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	967,004
06/15/2047	4.200%	400,000	464,532
Metropolitan Edison Co.(a)
01/15/2029	4.300%	989,000	1,108,532
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	788,913
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,485,000	1,634,823
Mississippi Power Co.
03/30/2028	3.950%	1,537,000	1,674,166
03/15/2042	4.250%	923,000	1,010,726
National Rural Utilities Cooperative Finance Corp.
03/15/2029	3.700%	270,000	297,758
Nevada Power Co.
04/01/2036	6.650%	225,000	320,044
09/15/2040	5.375%	546,000	677,340
New England Power Co.(a)
12/05/2047	3.800%	168,000	182,397
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	868,024
Northern States Power Co.
06/01/2036	6.250%	150,000	210,877
03/01/2050	2.900%	625,000	606,235
NRG Energy, Inc.(a)
06/15/2029	4.450%	585,000	610,683
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	195,870
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PacifiCorp
10/15/2037	6.250%	200,000	281,981
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	143,000	147,539
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	250,157
03/15/2043	4.150%	250,000	285,923
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	326,985
06/01/2023	3.400%	181,000	186,513
05/15/2026	3.100%	425,000	432,841
06/01/2043	4.700%	121,000	137,102
03/15/2044	5.000%	453,000	531,691
09/15/2047	4.000%	219,000	226,939
Progress Energy, Inc.
01/15/2021	4.400%	187,000	191,346
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	318,811
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	237,511
Public Service Enterprise Group, Inc.
06/15/2024	2.875%	753,000	772,546
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	622,967
Southern California Edison Co.
08/01/2025	3.700%	725,000	764,957
03/01/2028	3.650%	200,000	214,111
08/01/2029	2.850%	636,000	642,787
01/15/2034	6.000%	91,000	113,424
01/15/2036	5.550%	130,000	155,455
01/15/2037	5.550%	176,000	215,806
02/01/2038	5.950%	789,000	1,006,298
10/01/2043	4.650%	299,000	344,432
04/01/2047	4.000%	573,000	614,202
03/01/2048	4.125%	1,208,000	1,313,403
Southern Co. (The)
07/01/2026	3.250%	250,000	257,671
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,326,681
Southwestern Electric Power Co.
04/01/2045	3.900%	831,000	876,639
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	398,524
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	812,699
Union Electric Co.
06/15/2027	2.950%	286,000	296,387
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	129,434

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	103

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	197,670
Xcel Energy, Inc.
07/01/2036	6.500%	112,000	153,256
09/15/2041	4.800%	90,000	104,631
Total			69,364,846
Environmental 0.0%
Republic Services, Inc.
07/01/2026	2.900%	174,000	178,718
Waste Management, Inc.
06/15/2029	3.450%	390,000	420,924
Total			599,642
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	935,000	952,475
01/15/2025	3.500%	400,000	407,914
04/03/2026	4.450%	550,000	587,205
Air Lease Corp.
09/15/2023	3.000%	520,000	527,910
03/01/2025	3.250%	645,000	656,058
10/01/2029	3.250%	659,000	649,698
Aircastle Ltd.
09/25/2023	4.400%	485,000	509,815
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	361,925
08/01/2025	4.125%	500,000	520,258
11/01/2027	3.500%	600,000	597,666
Avolon Holdings Funding Ltd.(a)
05/01/2026	4.375%	790,000	819,879
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	1,325,000	1,321,694
11/15/2035	4.418%	5,010,000	5,255,405
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,137,511
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	701,757
Total			15,007,170
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2026	3.650%	1,260,000	1,350,537
02/01/2036	4.700%	5,240,000	6,041,809
02/01/2046	4.900%	2,297,000	2,740,583
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	34,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	1,902,000	2,077,034
01/23/2029	4.750%	480,000	558,326
01/23/2031	4.900%	1,077,000	1,281,307
04/15/2048	4.600%	245,000	281,889
10/06/2048	4.439%	690,000	779,451
01/23/2049	5.550%	792,000	1,035,659
04/15/2058	4.750%	100,000	117,079
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	141,000	142,653
Campbell Soup Co.
03/15/2025	3.950%	590,000	625,107
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	145,278
11/01/2036	7.250%	300,000	425,180
Coca-Cola Co. (The)
09/06/2024	1.750%	1,670,000	1,654,755
09/06/2029	2.125%	1,001,000	980,310
Conagra Brands, Inc.
11/01/2025	4.600%	235,000	258,268
11/01/2038	5.300%	525,000	608,338
Constellation Brands, Inc.
02/15/2023	3.200%	304,000	313,146
11/15/2025	4.400%	344,000	380,231
12/06/2026	3.700%	513,000	543,490
05/09/2027	3.500%	435,000	455,730
02/15/2028	3.600%	961,000	1,014,887
08/01/2029	3.150%	1,698,000	1,735,517
11/15/2048	5.250%	144,000	180,436
Danone SA(a)
11/02/2023	2.589%	506,000	512,819
11/02/2026	2.947%	4,266,000	4,366,925
General Mills, Inc.
04/17/2025	4.000%	400,000	431,167
04/17/2028	4.200%	245,000	272,710
04/17/2038	4.550%	100,000	113,319
Kellogg Co.
11/15/2027	3.400%	262,000	275,101
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	272,117
05/25/2038	4.985%	323,000	376,347
Keurig Dr. Pepper, Inc.
06/15/2027	3.430%	135,000	139,302
Kraft Heinz Foods Co. (The)
07/02/2020	2.800%	246,000	246,501
07/15/2035	5.000%	1,170,000	1,246,842
McCormick & Co., Inc.
08/15/2024	3.150%	209,000	216,447
08/15/2027	3.400%	198,000	207,624

104	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sysco Corp.
03/15/2025	3.550%	105,000	111,337
10/01/2025	3.750%	388,000	416,226
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	236,317
Total			35,202,255
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	634,000	699,836
01/15/2030	4.000%	1,172,000	1,181,695
Total			1,881,531
Health Care 1.1%
Abbott Laboratories
11/30/2023	3.400%	340,000	356,987
09/15/2025	3.875%	252,000	274,057
11/30/2026	3.750%	1,109,000	1,207,033
11/30/2046	4.900%	3,107,000	4,003,702
Becton Dickinson and Co.
06/05/2020	2.404%	2,038,000	2,039,598
06/06/2024	3.363%	687,000	715,644
12/15/2024	3.734%	1,783,000	1,886,198
06/06/2027	3.700%	669,000	708,226
12/15/2044	4.685%	757,000	880,668
Boston Scientific Corp.
03/01/2026	3.750%	1,536,000	1,640,135
03/01/2028	4.000%	599,000	656,516
03/01/2029	4.000%	737,000	813,108
03/01/2039	4.550%	500,000	587,589
03/01/2049	4.700%	667,000	812,489
Cigna Corp.
09/17/2021	3.400%	1,376,000	1,406,401
07/15/2023	3.750%	1,698,000	1,776,952
10/15/2028	4.375%	725,000	794,380
08/15/2038	4.800%	133,000	149,453
12/15/2048	4.900%	1,075,000	1,229,882
CVS Health Corp.
03/09/2023	3.700%	621,000	646,642
12/05/2023	4.000%	911,000	966,333
08/15/2024	2.625%	813,000	816,509
03/25/2025	4.100%	1,346,000	1,437,712
08/15/2026	3.000%	677,000	680,848
03/25/2028	4.300%	500,000	540,372
08/15/2029	3.250%	1,351,000	1,357,421
03/25/2038	4.780%	1,831,000	2,017,101
03/25/2048	5.050%	789,000	897,373
CVS Pass-Through Trust(a)
10/10/2025	6.204%	163,867	177,630
01/10/2032	7.507%	109,616	136,067
01/10/2034	5.926%	750,613	874,760
01/10/2036	4.704%	665,219	723,290
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Edwards Lifesciences Corp.
06/15/2028	4.300%	1,424,000	1,603,632
Express Scripts Holding Co.
02/25/2026	4.500%	577,000	630,539
03/01/2027	3.400%	619,000	639,663
07/15/2046	4.800%	218,000	245,194
HCA, Inc.
06/15/2026	5.250%	700,000	783,159
06/15/2039	5.125%	660,000	720,737
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	316,177
Thermo Fisher Scientific, Inc.(h)
10/01/2029	2.600%	1,672,000	1,665,713
Thermo Fisher Scientific, Inc.
02/01/2044	5.300%	700,000	890,975
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	181,379
Total			40,888,244
Healthcare Insurance 0.3%
Aetna, Inc.
12/15/2037	6.750%	590,000	785,009
08/15/2047	3.875%	491,000	480,917
Anthem, Inc.
12/01/2024	3.350%	350,000	364,083
03/01/2028	4.101%	565,000	610,089
12/01/2047	4.375%	94,000	101,392
Magellan Health, Inc.
09/22/2024	4.400%	719,000	718,103
UnitedHealth Group, Inc.
08/15/2024	2.375%	1,701,000	1,712,919
12/15/2025	3.700%	677,000	727,863
03/15/2026	3.100%	642,000	670,154
08/15/2029	2.875%	1,698,000	1,734,704
07/15/2035	4.625%	658,000	795,008
08/15/2039	3.500%	1,402,000	1,463,838
12/15/2048	4.450%	204,000	241,755
08/15/2049	3.700%	948,000	1,002,049
08/15/2059	3.875%	677,000	716,074
Total			12,123,957
Healthcare REIT 0.1%
HCP, Inc.
03/01/2024	4.200%	81,000	87,078
08/15/2024	3.875%	694,000	738,630
07/15/2029	3.500%	703,000	731,739
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	364,000	362,887

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	105

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Senior Housing Properties Trust
04/15/2020	6.750%	400,000	401,057
02/15/2028	4.750%	500,000	507,562
Ventas Realty LP
01/15/2026	4.125%	258,000	279,093
04/01/2027	3.850%	246,000	260,598
04/15/2049	4.875%	365,000	434,073
Welltower, Inc.
06/01/2025	4.000%	500,000	534,297
01/15/2030	3.100%	520,000	521,115
Total			4,858,129
Independent Energy 0.4%
Apache Corp.
09/01/2040	5.100%	290,000	290,530
04/15/2043	4.750%	268,000	256,410
Cimarex Energy Co.
03/15/2029	4.375%	1,985,000	2,088,063
Devon Energy Corp.
07/15/2041	5.600%	999,000	1,211,979
Encana Corp.
11/01/2031	7.375%	695,000	877,649
08/15/2037	6.625%	566,000	689,279
02/01/2038	6.500%	626,000	749,839
EQT Corp.
10/01/2027	3.900%	302,000	261,710
Hess Corp.
07/15/2024	3.500%	264,000	268,936
01/15/2040	6.000%	901,000	1,018,046
04/01/2047	5.800%	111,000	127,373
Marathon Oil Corp.
10/01/2037	6.600%	311,000	390,439
Noble Energy, Inc.(h)
10/15/2029	3.250%	1,488,000	1,473,580
10/15/2049	4.200%	468,000	459,962
Noble Energy, Inc.
03/01/2041	6.000%	400,000	475,736
11/15/2044	5.050%	1,125,000	1,223,985
08/15/2047	4.950%	1,057,000	1,154,626
Occidental Petroleum Corp.
03/15/2021	4.850%	555,000	573,817
05/15/2028	7.150%	570,000	707,556
05/01/2031	7.500%	321,000	420,656
08/15/2039	4.300%	605,000	621,891
03/15/2046	6.600%	327,000	426,993
03/15/2048	4.200%	200,000	198,171
Total			15,967,226
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.5%
BP Capital Markets America, Inc.
04/14/2024	3.224%	1,500,000	1,559,376
09/21/2025	3.796%	1,215,000	1,311,664
02/11/2026	3.410%	2,188,000	2,316,558
09/21/2028	3.937%	2,835,000	3,138,373
BP Capital Markets PLC
02/10/2024	3.814%	1,621,000	1,725,122
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	103,021
04/15/2027	4.250%	300,000	312,351
11/15/2039	6.750%	495,000	603,681
ENI SpA(a)
09/12/2023	4.000%	510,000	539,960
Exxon Mobil Corp.
08/16/2039	2.995%	815,000	820,203
08/16/2049	3.095%	1,015,000	1,020,929
Husky Energy, Inc.
04/15/2022	3.950%	750,000	773,520
Petro-Canada
05/15/2035	5.950%	250,000	319,826
Shell International Finance BV
05/11/2035	4.125%	200,000	230,618
Total Capital International SA
04/10/2024	3.750%	350,000	375,248
01/10/2025	2.434%	2,458,000	2,492,825
01/10/2030	2.829%	2,028,000	2,083,679
Total			19,726,954
Life Insurance 0.7%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	544,649
04/09/2029	3.600%	320,000	342,464
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	814,360
American International Group, Inc.
07/10/2025	3.750%	1,561,000	1,649,979
04/01/2028	4.200%	1,050,000	1,144,774
03/15/2029	4.250%	611,000	669,452
07/16/2044	4.500%	516,000	574,036
Athene Global Funding(a)
04/20/2020	2.750%	703,000	705,423
01/25/2022	4.000%	221,000	228,822
07/01/2022	3.000%	405,000	411,896
Athene Holding Ltd.
01/12/2028	4.125%	224,000	230,257
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,098,286

106	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Great-West Lifeco Finance Delaware LP(a)
06/03/2047	4.150%	500,000	558,724
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	265,056
Harborwalk Funding Trust(a),(j)
Subordinated
02/15/2069	5.077%	800,000	965,006
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	299,925
04/29/2026	3.050%	1,073,000	1,111,633
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	294,078
Lincoln National Corp.
01/15/2030	3.050%	2,630,000	2,625,908
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	1,400,000	1,454,305
MetLife, Inc.
09/15/2023	4.368%	600,000	648,815
11/13/2043	4.875%	490,000	602,302
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	800,000	845,486
09/19/2027	3.000%	500,000	519,439
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	421,662
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	750,000	874,351
Protective Life Global Funding(a)
09/14/2021	1.999%	600,000	596,004
Prudential Financial, Inc.
02/25/2050	4.350%	1,054,000	1,207,548
03/13/2051	3.700%	385,000	397,360
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,650,872
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	520,000	545,552
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	554,870
05/15/2047	4.270%	300,000	340,856
Torchmark Corp.
09/15/2028	4.550%	380,000	423,757
Total			26,617,907
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.4%
CBS Corp.
08/15/2024	3.700%	1,019,000	1,067,891
Discovery Communications LLC
03/20/2028	3.950%	158,000	164,652
05/15/2029	4.125%	848,000	892,477
06/01/2040	6.350%	490,000	595,646
05/15/2049	5.300%	1,112,000	1,230,236
Fox Corp.(a)
01/25/2024	4.030%	644,000	685,958
01/25/2029	4.709%	815,000	930,490
01/25/2049	5.576%	689,000	871,754
Grupo Televisa SAB
01/31/2046	6.125%	356,000	433,443
Viacom, Inc.
04/01/2024	3.875%	352,000	369,224
03/15/2043	4.375%	269,000	277,689
09/01/2043	5.850%	511,000	625,882
Walt Disney Co. (The)(a)
07/15/2024	9.500%	407,000	535,803
04/30/2028	7.300%	350,000	471,419
10/15/2045	4.950%	584,000	779,841
Walt Disney Co. (The)
08/30/2024	1.750%	1,839,000	1,821,112
09/01/2029	2.000%	1,225,000	1,193,248
09/01/2049	2.750%	491,000	471,192
Total			13,417,957
Metals and Mining 0.3%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	252,262
09/11/2027	4.000%	400,000	412,491
Barrick Gold Corp.
04/01/2022	3.850%	129,000	133,813
10/15/2035	6.450%	780,000	1,007,411
Barrick North America Finance LLC
05/30/2041	5.700%	1,246,000	1,571,501
05/01/2043	5.750%	292,000	382,410
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,679,266
Minera Mexico SA de CV(a)
01/26/2050	4.500%	592,000	582,515
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,376,201
Southern Copper Corp.
04/23/2025	3.875%	697,000	728,537
04/23/2045	5.875%	493,000	600,170

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	107

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/2041	6.250%	2,048,000	2,276,391
Total			11,002,968
Midstream 1.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	609,999
Boardwalk Pipelines LP
05/03/2029	4.800%	395,000	420,308
Buckeye Partners LP
07/01/2023	4.150%	348,000	347,676
11/15/2043	5.850%	770,000	651,628
Enbridge, Inc.
07/15/2022	2.900%	1,298,000	1,320,664
06/10/2044	4.500%	500,000	540,711
Enbridge, Inc.(j)
Subordinated
03/01/2078	6.250%	350,000	370,164
Energy Transfer Operating LP
01/15/2024	5.875%	1,801,000	2,002,748
06/01/2027	5.500%	767,000	867,508
04/15/2029	5.250%	538,000	606,260
04/15/2049	6.250%	410,000	498,198
Energy Transfer Partners LP
01/15/2026	4.750%	449,000	486,873
06/01/2041	6.050%	1,279,000	1,468,727
12/15/2045	6.125%	314,000	368,917
Enterprise Products Operating LLC
07/31/2029	3.125%	2,030,000	2,086,805
04/15/2038	7.550%	600,000	879,694
02/01/2049	4.800%	186,000	215,938
01/31/2050	4.200%	2,507,000	2,692,079
EQT Midstream Partners LP
07/15/2028	5.500%	700,000	694,940
Kinder Morgan Energy Partners LP
08/15/2033	7.300%	96,000	128,971
01/15/2038	6.950%	304,000	395,546
03/01/2043	5.000%	710,000	778,105
03/01/2044	5.500%	443,000	513,647
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	1,867,000	1,928,042
Kinder Morgan, Inc.
03/01/2028	4.300%	900,000	976,750
06/01/2045	5.550%	352,000	414,574
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	748,238
12/01/2042	4.200%	404,000	408,181
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP(a)
12/01/2022	3.500%	708,000	728,194
01/15/2025	5.250%	253,000	266,739
12/01/2047	5.200%	879,000	959,310
MPLX LP
03/15/2028	4.000%	280,000	291,843
04/15/2038	4.500%	764,000	792,146
02/15/2049	5.500%	820,000	952,874
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,542,008
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	176,027
12/15/2029	3.150%	770,000	759,038
Plains All American Pipeline LP/Finance Corp.
12/15/2029	3.550%	2,254,000	2,203,127
02/15/2045	4.900%	1,145,000	1,150,130
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	507,515
Spectra Energy Partners LP
10/15/2026	3.375%	616,000	637,947
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	801,556
04/01/2044	5.300%	1,125,000	1,189,570
10/01/2047	5.400%	299,000	326,538
TC PipeLines LP
05/25/2027	3.900%	247,000	257,743
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	665,460
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	646,381
Western Gas Partners LP
08/15/2048	5.500%	636,000	564,686
Williams Companies, Inc. (The)
01/15/2025	3.900%	657,000	689,142
03/01/2048	4.850%	320,000	343,188
Total			39,873,053
Natural Gas 0.1%
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	420,200
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	404,182
NiSource Finance Corp.
02/01/2042	5.800%	381,000	486,925
NiSource, Inc.
02/15/2023	3.850%	237,000	246,954
09/01/2029	2.950%	755,000	761,108
Sempra Energy
02/01/2048	4.000%	971,000	1,027,235

108	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	201,571
06/15/2026	3.250%	169,000	173,734
10/01/2046	3.950%	247,000	257,698
Total			3,979,607
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	130,097
02/01/2050	4.000%	661,000	719,902
Boston Properties LP
02/01/2024	3.800%	378,000	399,391
12/01/2028	4.500%	350,000	397,599
03/15/2030	2.900%	251,000	250,108
Government Properties Income Trust
07/15/2022	4.000%	471,000	480,540
Office Properties Income Trust
02/01/2022	4.150%	2,095,000	2,140,443
Select Income REIT
02/01/2020	3.600%	600,000	601,318
Total			5,119,398
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	343,207
Halliburton Co.
11/15/2035	4.850%	497,000	548,907
09/15/2039	7.450%	240,000	342,801
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	1,225,000	1,242,864
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	193,602
05/17/2028	3.900%	1,029,000	1,090,195
Total			3,761,576
Other Financial Institutions 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	336,611
ORIX Corp.
07/18/2022	2.900%	252,000	255,859
01/16/2024	4.050%	300,000	319,488
Total			911,958
Other Industry 0.1%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	331,342
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	776,462
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	1,157,960
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	897,943
Total			3,163,707
Other REIT 0.1%
Digital Realty Trust LP
08/15/2027	3.700%	231,000	242,477
Duke Realty LP
06/30/2026	3.250%	203,000	209,017
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	940,672
Liberty Property LP
10/01/2026	3.250%	279,000	286,508
Life Storage LP
06/15/2029	4.000%	820,000	873,594
Public Storage
09/15/2027	3.094%	1,321,000	1,384,170
05/01/2029	3.385%	360,000	385,777
Trust F/1401(a)
01/15/2050	6.390%	507,000	540,001
Total			4,862,216
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	428,153
12/01/2046	4.000%	431,000	476,007
Total			904,160
Paper 0.0%
International Paper Co.
11/15/2039	7.300%	500,000	673,819
WRKCo, Inc.
03/15/2025	3.750%	350,000	367,906
06/01/2028	3.900%	170,000	179,335
Total			1,221,060
Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/2020	2.500%	2,327,000	2,331,109
11/14/2028	4.250%	455,000	493,628
11/06/2042	4.400%	280,000	289,805
05/14/2046	4.450%	600,000	620,701
11/14/2048	4.875%	352,000	388,299
Allergan Funding SCS
03/15/2035	4.550%	1,000,000	1,063,228
AstraZeneca PLC
09/15/2037	6.450%	290,000	409,669

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	109

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.(a)
05/16/2022	2.600%	2,649,000	2,693,275
07/26/2024	2.900%	1,444,000	1,489,421
06/15/2026	3.200%	1,972,000	2,067,705
07/26/2029	3.400%	2,323,000	2,480,839
06/15/2039	4.125%	629,000	713,795
10/26/2049	4.250%	430,000	499,167
Celgene Corp.
02/19/2021	2.875%	623,000	628,391
02/15/2023	2.750%	2,247,000	2,285,738
02/20/2028	3.900%	1,232,000	1,343,188
11/15/2047	4.350%	309,000	361,460
02/20/2048	4.550%	400,000	481,310
Eli Lilly & Co.
03/15/2059	4.150%	460,000	541,961
Gilead Sciences, Inc.
03/01/2026	3.650%	616,000	659,746
09/01/2035	4.600%	590,000	698,970
09/01/2036	4.000%	286,000	319,002
03/01/2047	4.150%	491,000	545,985
Merck & Co., Inc.
03/07/2029	3.400%	1,082,000	1,173,024
03/07/2049	4.000%	390,000	464,504
Mylan NV
06/15/2026	3.950%	200,000	206,660
Pfizer, Inc.
03/11/2022	2.800%	601,000	612,991
12/15/2026	3.000%	314,000	331,342
03/15/2029	3.450%	1,643,000	1,780,148
09/15/2038	4.100%	345,000	399,069
03/15/2039	3.900%	900,000	1,018,078
Sanofi
06/19/2023	3.375%	1,683,000	1,763,932
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	612,000	624,154
09/23/2026	3.200%	1,480,000	1,526,920
Total			33,307,214
Property & Casualty 0.3%
American Financial Group, Inc.
08/15/2026	3.500%	555,000	570,391
Assurant, Inc.
09/27/2023	4.200%	545,000	569,984
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	791,310
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,360,333
CNA Financial Corp.
08/15/2027	3.450%	500,000	518,761
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	359,365
04/15/2043	4.300%	430,000	479,734
Liberty Mutual Group, Inc.(a)
02/01/2029	4.569%	1,706,000	1,904,502
10/15/2050	3.951%	700,000	699,986
Markel Corp.
11/01/2027	3.500%	306,000	313,521
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	622,690
Progressive Corp. (The)(j)
12/31/2049	5.375%	320,000	330,799
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	793,290
Total			9,314,666
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	727,301
05/01/2040	5.750%	790,000	1,063,261
04/01/2044	4.900%	345,000	432,238
02/15/2050	3.550%	1,124,000	1,194,493
Canadian Pacific Railway Co.
09/15/2115	6.125%	450,000	665,248
CSX Corp.
02/15/2030	2.400%	735,000	720,384
10/01/2036	6.000%	450,000	579,179
11/15/2048	4.750%	1,120,000	1,344,100
09/15/2049	3.350%	477,000	466,737
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	660,012
Union Pacific Corp.
03/01/2022	2.950%	1,107,000	1,132,607
03/01/2024	3.150%	707,000	733,910
03/01/2049	4.300%	163,000	189,437
09/15/2067	4.100%	200,000	211,455
Total			10,120,362
Refining 0.1%
Marathon Petroleum Corp.
09/15/2024	3.625%	920,000	963,215
Phillips 66
03/15/2028	3.900%	285,000	307,219
11/15/2044	4.875%	40,000	47,566
Valero Energy Corp.
04/15/2032	7.500%	260,000	351,860
Total			1,669,860

110	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
McDonald’s Corp.
09/01/2029	2.625%	1,868,000	1,863,763
12/09/2035	4.700%	283,000	336,196
10/15/2037	6.300%	268,000	368,311
09/01/2048	4.450%	725,000	836,726
09/01/2049	3.625%	913,000	928,509
Starbucks Corp.
08/15/2025	3.800%	65,000	70,288
12/01/2047	3.750%	521,000	538,224
11/15/2048	4.500%	488,000	567,838
Total			5,509,855
Retail REIT 0.4%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	1,045,672
DDR Corp.
07/15/2022	4.625%	533,000	556,710
02/01/2025	3.625%	482,000	495,568
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	779,915
12/15/2026	3.600%	618,000	648,189
Realty Income Corp.
07/15/2024	3.875%	642,000	684,632
04/15/2025	3.875%	255,000	273,737
Regency Centers LP
09/15/2029	2.950%	2,016,000	2,010,371
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,077,222
Simon Property Group LP
09/13/2024	2.000%	1,001,000	991,410
09/13/2049	3.250%	736,000	718,789
Spirit Realty LP
01/15/2030	3.400%	755,000	749,272
STORE Capital Corp.
03/15/2028	4.500%	2,357,000	2,540,302
03/15/2029	4.625%	787,000	861,712
Total			13,433,501
Retailers 0.6%
Costco Wholesale Corp.
05/18/2024	2.750%	1,567,000	1,622,691
05/18/2027	3.000%	2,070,000	2,187,860
Dollar General Corp.
05/01/2028	4.125%	365,000	399,612
Home Depot, Inc. (The)
12/06/2048	4.500%	1,525,000	1,903,122
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lowe’s Companies, Inc.
04/05/2029	3.650%	3,567,000	3,813,069
04/05/2049	4.550%	717,000	826,935
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	505,544
09/01/2027	3.600%	432,000	460,568
Walgreens Boots Alliance, Inc.
11/18/2034	4.500%	990,000	1,053,196
Walmart, Inc.
06/26/2025	3.550%	1,587,000	1,712,951
06/26/2028	3.700%	2,834,000	3,143,512
07/08/2029	3.250%	810,000	874,871
09/24/2029	2.375%	1,477,000	1,488,172
06/28/2038	3.950%	187,000	218,625
06/29/2048	4.050%	309,000	371,228
09/24/2049	2.950%	1,074,000	1,081,804
Total			21,663,760
Technology 1.8%
Analog Devices, Inc.
12/05/2023	3.125%	244,000	251,162
12/05/2036	4.500%	198,000	217,030
Apple, Inc.
05/11/2024	2.850%	292,000	302,868
09/11/2024	1.800%	1,670,000	1,659,927
01/13/2025	2.750%	700,000	723,886
05/13/2025	3.200%	370,000	391,883
09/11/2026	2.050%	2,005,000	1,982,001
02/09/2027	3.350%	1,619,000	1,732,144
05/11/2027	3.200%	2,863,000	3,035,347
06/20/2027	3.000%	562,000	590,434
09/12/2027	2.900%	1,244,000	1,296,663
09/11/2029	2.200%	4,010,000	3,940,013
05/13/2045	4.375%	566,000	684,830
08/04/2046	3.850%	672,000	758,365
02/09/2047	4.250%	549,000	654,422
11/13/2047	3.750%	495,000	553,712
09/11/2049	2.950%	2,695,000	2,635,079
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	222,610
01/12/2028	3.875%	376,000	385,405
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	1,687,000	1,724,232
Broadcom, Inc.(a)
04/15/2026	4.250%	3,872,000	3,999,749
04/15/2029	4.750%	1,938,000	2,047,699
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	1,068,000	1,201,709
DXC Technology Co.
04/15/2024	4.250%	302,000	316,714
10/15/2029	7.450%	300,000	380,255

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	111

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fidelity National Information Services, Inc.
05/21/2029	3.750%	918,000	995,174
05/15/2048	4.750%	318,000	385,791
Fiserv, Inc.
07/01/2026	3.200%	1,434,000	1,486,671
10/01/2028	4.200%	107,000	118,263
07/01/2029	3.500%	1,119,000	1,176,543
07/01/2049	4.400%	914,000	1,024,993
Global Payments, Inc.
08/15/2029	3.200%	1,016,000	1,030,278
08/15/2049	4.150%	609,000	641,943
International Business Machines Corp.
05/15/2026	3.300%	2,487,000	2,623,270
05/15/2029	3.500%	2,715,000	2,915,905
05/15/2039	4.150%	468,000	534,504
05/15/2049	4.250%	1,276,000	1,471,826
Lam Research Corp.
03/15/2026	3.750%	994,000	1,061,888
03/15/2049	4.875%	269,000	328,963
Micron Technology, Inc.
02/15/2030	4.663%	839,000	872,635
Microsoft Corp.
02/06/2027	3.300%	1,830,000	1,973,961
02/12/2035	3.500%	300,000	331,402
11/03/2035	4.200%	462,000	551,557
02/06/2037	4.100%	1,004,000	1,192,820
10/01/2040	4.500%	518,000	650,422
08/08/2046	3.700%	304,000	348,056
02/06/2047	4.250%	1,434,000	1,790,779
02/12/2055	4.000%	1,460,000	1,739,018
08/08/2056	3.950%	380,000	449,550
02/06/2057	4.500%	740,000	961,579
NXP BV/Funding LLC/USA, Inc.(a)
06/18/2026	3.875%	1,532,000	1,607,832
Oracle Corp.
02/15/2023	2.625%	828,000	843,402
11/15/2024	2.950%	443,000	459,580
07/08/2034	4.300%	1,400,000	1,626,240
05/15/2035	3.900%	1,570,000	1,746,057
11/15/2037	3.800%	453,000	496,933
07/15/2040	5.375%	495,000	643,334
11/15/2047	4.000%	1,298,000	1,452,955
Total			67,222,263
Tobacco 0.1%
Altria Group, Inc.
02/14/2029	4.800%	1,301,000	1,421,839
09/16/2046	3.875%	528,000	484,463
02/14/2049	5.950%	317,000	372,511
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAT Capital Corp.
08/15/2024	3.222%	956,000	966,404
09/06/2029	3.462%	659,000	645,131
08/15/2037	4.390%	548,000	531,047
Reynolds American, Inc.
08/15/2045	5.850%	476,000	526,473
Total			4,947,868
Transportation Services 0.1%
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	318,584
FedEx Corp.
10/17/2048	4.950%	772,000	857,416
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	495,000	524,716
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	352,626
Ryder System, Inc.
09/01/2021	2.250%	700,000	699,676
Total			2,753,018
Wireless 0.2%
America Movil SAB de CV
04/22/2029	3.625%	795,000	846,159
04/22/2049	4.375%	662,000	763,515
American Tower Corp.
10/15/2026	3.375%	425,000	442,144
American Tower Corp.(h)
10/15/2049	3.700%	800,000	797,688
Crown Castle International Corp.
03/01/2027	4.000%	236,000	254,403
Rogers Communications, Inc.
05/01/2049	4.350%	550,000	632,882
Vodafone Group PLC
05/30/2025	4.125%	400,000	432,359
05/30/2048	5.250%	400,000	462,950
06/19/2049	4.875%	1,070,000	1,192,060
09/17/2050	4.250%	2,352,000	2,395,910
Total			8,220,070
Wirelines 0.9%
AT&T, Inc.
01/15/2025	3.950%	843,000	899,607
05/15/2025	3.400%	1,230,000	1,283,521
02/15/2027	3.800%	491,000	519,552
03/01/2029	4.350%	336,000	371,564
02/15/2030	4.300%	976,000	1,074,401
05/15/2035	4.500%	695,000	761,429
03/01/2037	5.250%	360,000	423,294
08/15/2037	4.900%	842,000	958,030

112	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/2039	4.850%	604,000	684,696
08/15/2040	6.000%	875,000	1,086,677
09/01/2040	5.350%	2,321,000	2,721,748
03/01/2041	6.375%	425,000	548,851
10/15/2041	5.375%	483,000	560,009
12/15/2043	5.350%	302,000	355,887
03/01/2047	5.450%	435,000	525,035
03/09/2048	4.500%	270,000	290,285
02/15/2050	5.150%	753,000	882,173
03/01/2057	5.700%	360,000	451,461
British Telecommunications PLC(j)
12/15/2030	9.125%	350,000	534,207
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	424,454
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,150,833
Telefonica Emisiones SA
03/01/2049	5.520%	1,032,000	1,253,224
Telefonica Emisiones SAU
04/27/2020	5.134%	1,021,000	1,037,208
02/16/2021	5.462%	120,000	125,220
Verizon Communications, Inc.
08/15/2026	2.625%	75,000	76,028
09/21/2028	4.329%	1,059,000	1,199,972
02/08/2029	3.875%	235,000	258,059
12/03/2029	4.016%	846,000	942,979
11/01/2034	4.400%	4,811,000	5,492,007
01/15/2036	4.272%	1,069,000	1,203,446
03/16/2037	5.250%	457,000	567,968
08/15/2046	4.125%	1,464,000	1,630,870
08/21/2046	4.862%	472,000	575,908
03/16/2047	5.500%	584,000	772,008
09/15/2048	4.522%	299,000	351,836
04/15/2049	5.012%	299,000	374,863
03/15/2055	4.672%	161,000	192,962
Total			32,562,272
Total Corporate Bonds & Notes (Cost $864,869,557)			915,186,369

Foreign Government Obligations(k) 0.9%

Australia 0.0%
Westpac Banking Corp.(a)
03/03/2020	2.000%	405,000	404,574
Canada 0.0%
Hydro-Quebec
02/01/2021	9.400%	750,000	822,039
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	870,259
Total			1,692,298
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	941,510
09/18/2037	7.375%	150,000	213,985
05/15/2049	5.200%	200,000	241,975
Ecopetrol SA
01/16/2025	4.125%	300,000	316,463
06/26/2026	5.375%	580,000	651,229
05/28/2045	5.875%	591,000	692,080
Total			3,057,242
France 0.1%
Electricite de France SA(a)
09/21/2028	4.500%	1,916,000	2,142,787
01/27/2040	5.600%	576,000	718,806
Total			2,861,593
Mexico 0.6%
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	199,337
Mexico Government International Bond
01/30/2025	3.600%	757,000	787,425
01/21/2026	4.125%	1,673,000	1,774,544
04/22/2029	4.500%	4,321,000	4,703,750
03/08/2044	4.750%	1,090,000	1,181,313
01/15/2047	4.350%	479,000	494,854
02/10/2048	4.600%	942,000	1,009,189
01/31/2050	4.500%	660,000	695,025
10/12/2110	5.750%	458,000	527,760
Petroleos Mexicanos(a)
01/23/2027	6.490%	383,000	398,252
Petroleos Mexicanos
03/13/2027	6.500%	2,500,000	2,600,770
02/12/2028	5.350%	141,000	135,098
06/15/2035	6.625%	550,000	539,005
09/21/2047	6.750%	1,365,000	1,303,335
02/12/2048	6.350%	4,103,000	3,769,061
Total			20,118,718
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	534,559
Panama 0.0%
Panama Government International Bond
04/16/2050	4.500%	275,000	326,158
Paraguay 0.0%
Paraguay Government International Bond(a)
03/30/2050	5.400%	912,000	1,034,072

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	143,692
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	400,063
10/10/2024	3.500%	310,000	318,956
Total			719,019
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2024	2.125%	974,000	968,536
09/30/2029	2.500%	1,280,000	1,273,022
09/30/2049	3.125%	715,000	696,155
Total			2,937,713
Total Foreign Government Obligations (Cost $32,239,799)			33,829,638

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,133,590	1,122,576
01/15/2029	2.500%	1,195,020	1,442,767
Total			2,565,343
Total Inflation-Indexed Bonds (Cost $2,486,081)			2,565,343

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	569,440
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,455,000	2,434,215
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,679,023
Total			5,113,238
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	2,046,024
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,985,000	2,523,788
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,149,461
Total			3,673,249
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	546,933
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	461,722
Series 2010
11/01/2040	7.600%	260,000	439,850
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	205,000	222,044
Total			1,123,616
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,905,503

114	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	579,851
Total Municipal Bonds (Cost $12,331,952)			15,557,854

Residential Mortgage-Backed Securities - Agency 24.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,384,037	1,535,741
06/01/2028	2.500%	2,128,115	2,150,451
12/01/2032- 07/01/2049	4.000%	19,805,068	20,765,987
03/01/2033- 05/01/2047	3.000%	2,117,988	2,173,306
06/01/2035- 04/01/2036	5.500%	109,456	121,215
09/01/2037	6.000%	1,038,984	1,196,480
06/01/2046- 09/01/2049	3.500%	11,887,218	12,448,647
05/01/2048- 12/01/2048	5.000%	6,907,071	7,510,524
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	5,818,981	5,934,489
CMO Series 2127 Class PG
02/15/2029	6.250%	228,689	247,262
CMO Series 2165 Class PE
06/15/2029	6.000%	86,304	95,894
CMO Series 2326 Class ZQ
06/15/2031	6.500%	435,498	480,544
CMO Series 2399 Class TH
01/15/2032	6.500%	208,296	238,326
CMO Series 2517 Class Z
10/15/2032	5.500%	187,000	200,829
CMO Series 2557 Class HL
01/15/2033	5.300%	367,839	412,329
CMO Series 262 Class 35
07/15/2042	3.500%	5,152,246	5,450,392
CMO Series 2752 Class EZ
02/15/2034	5.500%	983,066	1,118,681
CMO Series 2764 Class ZG
03/15/2034	5.500%	649,939	724,556
CMO Series 2953 Class PG
03/15/2035	5.500%	3,517,069	4,001,447
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2986 Class CH
06/15/2025	5.000%	385,686	403,969
CMO Series 2989 Class TG
06/15/2025	5.000%	303,948	318,805
CMO Series 299 Class 300
01/15/2043	3.000%	875,721	887,986
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,141,061	1,315,234
CMO Series 3101 Class UZ
01/15/2036	6.000%	352,396	403,720
CMO Series 3123 Class AZ
03/15/2036	6.000%	438,170	500,842
CMO Series 3143 Class BC
02/15/2036	5.500%	436,277	482,899
CMO Series 3164 Class MG
06/15/2036	6.000%	158,827	177,255
CMO Series 3195 Class PD
07/15/2036	6.500%	308,594	348,731
CMO Series 3200 Class AY
08/15/2036	5.500%	295,660	333,925
CMO Series 3213 Class JE
09/15/2036	6.000%	476,157	540,148
CMO Series 3229 Class HE
10/15/2026	5.000%	719,199	761,134
CMO Series 3402 Class NC
12/15/2022	5.000%	117,276	120,806
CMO Series 3423 Class PB
03/15/2038	5.500%	921,978	1,036,049
CMO Series 3453 Class B
05/15/2038	5.500%	39,324	43,194
CMO Series 3461 Class Z
06/15/2038	6.000%	1,766,552	1,975,478
CMO Series 3501 Class CB
01/15/2039	5.500%	411,967	463,538
CMO Series 3684 Class CY
06/15/2025	4.500%	1,741,124	1,822,322
CMO Series 3704 Class CT
12/15/2036	7.000%	629,134	741,493
CMO Series 3704 Class DT
11/15/2036	7.500%	579,247	688,219
CMO Series 3704 Class ET
12/15/2036	7.500%	426,947	515,285
CMO Series 3707 Class B
08/15/2025	4.500%	1,320,367	1,392,932
CMO Series 3819 Class ZQ
04/15/2036	6.000%	669,722	771,169

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3827 Class BM
08/15/2039	5.500%	194,527	199,750
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,227,099
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,146,864
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	1,001,760
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,260,538
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,083,912
CMO Series 4705 Class A
09/15/2042	4.500%	1,977,657	2,068,444
CMO Series 4763 Class CA
09/15/2038	3.000%	510,703	528,413
CMO Series 4767 Class KA
03/15/2048	3.000%	2,352,702	2,427,202
CMO Series 4786 Class DP
07/15/2042	4.500%	1,235,396	1,276,657
CMO Series 4796 Class AK
05/15/2048	3.000%	4,856,227	4,950,511
CMO Series 4802 Class A
06/15/2048	3.000%	4,683,199	4,767,830
CMO Series 4874 Class AT
09/15/2048	3.000%	22,501,905	22,905,611
CMO Series R006 Class ZA
04/15/2036	6.000%	509,355	590,264
CMO Series R007 Class ZA
05/15/2036	6.000%	973,970	1,122,828
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	184,930	191,020
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.159% 07/01/2036	4.747%	74,202	78,381
12-month USD LIBOR + 1.835% Cap 9.012% 07/01/2040	4.610%	278,271	293,473
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	10.766%	144,873	167,505
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	494,973	524,987
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	2.528%	703,278	707,227
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	2.630%	853,063	852,197
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/15/2039	2.478%	626,339	627,508
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	2.378%	748,921	745,887
CMO Series 4856 Class FD
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 6.500% 08/15/2040	2.328%	2,269,951	2,272,206
CMO Series 4897 Class F
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/15/2049	2.428%	797,156	795,934
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	3.487%	691,145	698,609
Federal Home Loan Mortgage Corp.(l)
09/01/2049	4.000%	1,494,000	1,590,060
Federal Home Loan Mortgage Corp.(m)
CMO Series 2967 Class EA
04/15/2020	0.000%	4,142	4,119
CMO Series 3077 Class TO
04/15/2035	0.000%	134,164	126,609
CMO Series 3100 Class
01/15/2036	0.000%	201,490	183,766
CMO Series 3117 Class OG
02/15/2036	0.000%	108,703	100,294
CMO Series 3181 Class OH
07/15/2036	0.000%	391,058	348,836
CMO Series 3316 Class JO
05/15/2037	0.000%	16,903	15,511
CMO Series 3607 Class TO
10/15/2039	0.000%	297,580	263,681

116	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 197 Class
04/01/2028	0.000%	163,098	152,761
CMO STRIPS Series 310 Class
09/15/2043	0.000%	2,004,209	1,723,287
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	4.343%	2,472,516	399,440
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	3.973%	74,051	9,126
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	4.023%	138,473	18,781
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	4.073%	77,050	5,194
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	4.223%	333,560	45,492
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	3.973%	605,111	89,302
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	3.973%	699,398	95,103
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	5.673%	392,034	69,815
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class CU
11/15/2021	7.019%	33,771	34,276
CMO Series 3688 Class GT
11/15/2046	7.372%	444,222	525,153
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4272 Class W
04/15/2040	5.655%	2,277,005	2,512,366
Federal Home Loan Mortgage Corp.(g)
CMO Series 3688 Class NI
04/15/2032	5.000%	32,886	93
CMO Series 3714 Class IP
08/15/2040	5.000%	675,082	81,489
CMO Series 3800 Class AI
11/15/2029	4.000%	369,101	11,658
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	2.055%	813,428	43,700
Federal National Mortgage Association
05/01/2022	7.500%	15,115	15,184
01/01/2023- 11/01/2048	6.000%	997,085	1,095,069
02/01/2024- 10/01/2038	6.500%	2,545,578	2,915,691
08/01/2031	2.500%	1,540,722	1,554,217
05/01/2033- 08/01/2049	3.500%	114,135,060	119,816,965
07/01/2033- 07/01/2049	4.000%	74,044,170	77,555,886
11/01/2033- 06/01/2049	5.500%	6,193,848	6,972,603
05/01/2034- 09/01/2049	4.500%	29,309,348	31,548,417
01/01/2036- 08/01/2049	5.000%	63,865,983	70,680,659
11/01/2037- 01/01/2039	7.000%	692,413	842,044
01/01/2043	3.000%	4,160,569	4,284,386
CMO Series 1999-7 Class AB
03/25/2029	6.000%	172,721	191,381
CMO Series 2001-60 Class PX
11/25/2031	6.000%	248,127	280,117
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	844,844	935,915
CMO Series 2002-78 Class Z
12/25/2032	5.500%	293,468	330,103
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	3,076,835	3,416,662
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,242,132	1,374,468
CMO Series 2004-65 Class LT
08/25/2024	4.500%	171,174	177,698
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	2,645,734	2,947,919
CMO Series 2005-121 Class DX
01/25/2026	5.500%	397,618	422,123

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	117

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-105 Class ME
11/25/2036	5.500%	790,794	891,869
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	1,050,187	1,173,557
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	235,982	260,073
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	235,013	259,936
CMO Series 2007-116 Class PB
08/25/2035	5.500%	246,708	279,597
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	337,554	371,581
CMO Series 2007-42 Class B
05/25/2037	6.000%	250,682	282,588
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	543,382	614,518
CMO Series 2008-80 Class GP
09/25/2038	6.250%	39,118	44,016
CMO Series 2009-59 Class HB
08/25/2039	5.000%	533,689	588,318
CMO Series 2009-60 Class HT
08/25/2039	6.000%	502,674	575,606
CMO Series 2009-79 Class UA
03/25/2038	7.000%	51,564	58,403
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,130,972	1,297,882
CMO Series 2010-111 Class AM
10/25/2040	5.500%	2,136,239	2,486,336
CMO Series 2010-148 Class MA
02/25/2039	4.000%	102,492	103,908
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,391,277
CMO Series 2010-83 Class DN
12/25/2020	4.500%	272,133	273,097
CMO Series 2011-118 Class MT
11/25/2041	7.000%	807,282	953,697
CMO Series 2011-118 Class NT
11/25/2041	7.000%	935,942	1,084,058
CMO Series 2011-31 Class DB
04/25/2031	3.500%	3,729,961	3,917,696
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	368,545	421,566
CMO Series 2011-44 Class EB
05/25/2026	3.000%	2,321,303	2,369,319
CMO Series 2011-46 Class B
05/25/2026	3.000%	4,948,006	5,055,969
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,768,119	2,008,840
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,102,392
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	3,063,314
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,156,452
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,575,000	2,679,045
CMO Series 2013-30 Class CA
04/25/2043	1.500%	530,976	515,130
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	999,173
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,539,556
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,631,242
CMO Series 2017-13 Class PA
08/25/2046	3.000%	69,757	73,336
CMO Series 2017-42 Class H
11/25/2043	3.000%	1,387,914	1,420,060
CMO Series 2018-14 Class KC
03/25/2048	3.000%	150,965	155,524
CMO Series 2018-15 Class AB
03/25/2048	3.000%	82,048	84,819
CMO Series 2018-43 Class CT
06/25/2048	3.000%	4,652,437	4,700,970
CMO Series 2018-45 Class GA
06/25/2048	3.000%	756,575	766,441
CMO Series 2018-56 Class CH
08/25/2048	3.000%	2,296,632	2,334,334
CMO Series 2018-57 Class PT
08/25/2048	3.000%	1,755,227	1,773,224
CMO Series 2018-59 Class DA
08/25/2048	3.000%	319,377	324,620
CMO Series 2018-8 Class KL
03/25/2047	2.500%	1,957,096	1,966,609
CMO Series 2019-35 Class A
07/25/2049	3.000%	1,790,017	1,864,743
CMO Series 2019-35 Class MB
07/25/2049	3.000%	2,374,489	2,488,006
CMO Series 2019-8 Class GA
03/25/2049	3.000%	9,703,077	9,860,223
CMO Series G94-8 Class K
07/17/2024	8.000%	134,301	147,248

118	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	377,306	400,385
Series 2012-M5 Class A2
02/25/2022	2.715%	1,684,899	1,704,696
Series 2013-M9 Class A2
01/25/2023	2.389%	1,856,132	1,869,849
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.258% 03/01/2036	5.007%	280,107	299,523
12-month USD LIBOR + 1.584% Floor 1.583%, Cap 7.616% 05/01/2045	2.616%	1,316,376	1,336,205
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.744% 06/01/2045	2.744%	1,746,707	1,778,799
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.659% 01/01/2046	2.660%	6,284,724	6,382,859
12-month USD LIBOR + 1.620% Floor 1.620%, Cap 8.122% 03/01/2047	3.122%	96,708	98,720
12-month USD LIBOR + 1.599% Floor 1.604%, Cap 7.957% 08/01/2047	2.957%	990,612	1,009,481
CMO Series 2003-130 Class CS
-2.0 x 1-month USD LIBOR + 14.100% Cap 14.100% 12/25/2033	10.063%	14,885	15,401
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	2.418%	194,844	192,961
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	16.127%	74,826	109,291
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	2.238%	414,463	412,861
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	2.268%	257,495	248,461
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	7.046%	76,965	90,861
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	10.939%	462,512	583,967
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	8.623%	388,062	485,223
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	2.568%	222,658	224,637
CMO Series 2018-79 Class FA
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 11/25/2048	2.268%	3,660,828	3,633,804
CMO Series 2019-14 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 04/25/2059	2.500%	1,346,456	1,344,744
CMO Series 2019-18 Class FH
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 05/25/2049	2.368%	2,242,185	2,235,819
CMO Series 2019-25 Class YF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 10/25/2046	2.468%	4,392,912	4,394,626
CMO Series 2019-35 Class FH
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 07/25/2049	2.368%	989,373	985,300
CMO Series 2019-42 Class FK
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 08/25/2049	2.468%	5,846,042	5,828,052
Federal National Mortgage Association(l)
08/01/2048- 06/01/2049	4.000%	6,375,551	6,635,543
12/01/2048	5.500%	2,502,704	2,780,424
Federal National Mortgage Association(d),(l)
08/01/2049	3.500%	3,545,000	3,715,603
Federal National Mortgage Association(h)
10/10/2049- 11/13/2049	3.000%	44,800,000	45,468,187
10/10/2049	3.500%	14,100,000	14,462,414

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	119

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	6.482%	51,374	5,694
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	4.632%	195,004	30,944
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	4.582%	972,294	177,607
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	4.502%	366,898	36,765
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	4.682%	1,024,779	206,295
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	4.632%	496,709	46,126
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	4.332%	562,786	84,578
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	4.602%	170,831	23,902
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	4.382%	904,422	145,487
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	4.512%	333,276	55,001
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	4.232%	309,011	53,959
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	4.632%	115,236	14,777
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	3.982%	611,835	57,907
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	4.732%	410,389	64,135
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	2.422%	1,526,529	123,187
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	4.512%	1,842,403	384,782
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	4.402%	182,016	25,259
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	4.382%	157,532	20,738
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	2.982%	1,124,307	142,472
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.488%	537,813	580,122
CMO Series 2010-61 Class WA
06/25/2040	5.987%	147,829	167,266
CMO Series 2011-2 Class WA
02/25/2051	5.857%	152,723	168,503

120	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-43 Class WA
05/25/2051	5.769%	267,239	302,110
Federal National Mortgage Association(m)
CMO Series 2006-113 Class
07/25/2036	0.000%	26,751	26,263
CMO Series 2006-15 Class OP
03/25/2036	0.000%	168,851	152,693
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	279,485	242,768
CMO Series 2009-86 Class BO
03/25/2037	0.000%	89,128	78,879
CMO Series 2013-101 Class DO
10/25/2043	0.000%	2,182,966	1,884,445
CMO Series 2013-128 Class
12/25/2043	0.000%	1,529,304	1,360,552
CMO Series 2013-92 Class
09/25/2043	0.000%	1,594,380	1,385,971
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	110,299	106,218
Federal National Mortgage Association(g)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	21,025	383
CMO Series 2009-86 Class IP
10/25/2039	5.500%	133,986	21,877
CMO Series 2010-155 Class KI
01/25/2021	3.000%	157,774	2,297
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	2.021%	580,735	32,515
Federal National Mortgage Association(b),(d)
CMO Series 2019-60 Class BF
1-month LIBID + 0.450% Floor 0.450%, Cap 6.500% 10/25/2049	2.496%	1,778,000	1,776,333
CMO Series 2019-60 Class FW
1-month LIBID + 0.450% Floor 0.450%, Cap 6.500% 10/25/2049	2.496%	1,370,000	1,368,716
Government National Mortgage Association
09/20/2038	7.000%	83,880	99,056
08/20/2039	6.000%	383,932	434,842
05/20/2045- 08/20/2049	4.000%	19,533,062	20,519,784
08/15/2047- 09/20/2049	4.500%	22,900,122	24,515,211
01/20/2048	3.500%	4,603,312	4,835,765
03/20/2048- 09/20/2049	5.000%	44,774,989	47,752,547
04/20/2063	4.437%	1,118,254	1,136,862
05/20/2063	4.407%	1,566,516	1,591,488
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/20/2063	4.449%	1,505,103	1,526,217
06/20/2063	4.304%	2,653,989	2,698,455
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	644,826	719,159
CMO Series 2005-26 Class XY
03/20/2035	5.500%	607,986	688,583
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	785,524	857,258
CMO Series 2006-17 Class JN
04/20/2036	6.000%	276,538	308,694
CMO Series 2006-33 Class NA
01/20/2036	5.000%	104,358	106,320
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	907,102	1,017,992
CMO Series 2006-69 Class MB
12/20/2036	5.500%	1,047,584	1,148,947
CMO Series 2008-23 Class PH
03/20/2038	5.000%	891,798	951,192
CMO Series 2009-104 Class AB
08/16/2039	7.000%	925,706	1,021,842
CMO Series 2010-130 Class CP
10/16/2040	7.000%	499,003	586,859
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	1,457,602	1,450,425
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	913,879	909,388
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	1,782,324	1,774,836
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	2,656,415	2,636,066
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	2,091,494	2,122,513
CMO Series 2019-20 Class JK
02/20/2049	3.500%	16,528,517	16,911,003
Government National Mortgage Association(h)
11/19/2048- 10/21/2049	3.000%	42,900,000	43,987,658
11/19/2048- 10/21/2049	3.500%	21,400,000	22,164,402
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	4.056%	833,053	120,485

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	121

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	4.636%	585,961	73,363
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	4.106%	564,592	83,706
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	3.856%	663,487	80,280
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	5.256%	561,830	117,206
CMO Series 2009-102 Class SM
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 06/16/2039	4.373%	113,625	2,737
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	3.956%	944,384	128,236
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	4.073%	412,888	52,250
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	4.023%	279,225	34,195
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	4.223%	712,209	135,004
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	4.046%	897,562	90,260
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	4.656%	1,085,525	151,181
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	4.556%	542,032	80,876
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	16.120%	96,599	139,281
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	2.779%	1,567,328	1,569,642
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	2.929%	38,260	38,404
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	2.879%	34,143	34,242
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	2.779%	38,611	38,644
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	2.809%	335,305	335,486
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	2.744%	1,620,350	1,621,496
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	2.729%	48,336	48,349
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	2.629%	134,943	134,581
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	2.699%	1,618,312	1,617,940

122	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	2.639%	1,187,517	1,185,510
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	2.709%	1,942,186	1,942,252
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	2.729%	2,391,228	2,392,441
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750% 09/20/2063	2.979%	3,647,052	3,667,463
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700% 09/20/2063	2.929%	3,528,895	3,545,949
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	2.749%	1,537,549	1,539,482
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	2.749%	798,711	799,742
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	2.829%	6,330,476	6,358,821
Government National Mortgage Association(m)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	99,983	90,443
CMO Series 2010-14 Class AO
12/20/2032	0.000%	49,600	48,976
CMO Series 2010-157 Class OP
12/20/2040	0.000%	664,804	601,331
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	714,380	171,708
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.204%	447,919	460,992
CMO Series 2011-137 Class WA
07/20/2040	5.566%	922,921	1,054,714
CMO Series 2012-141 Class WC
01/20/2042	3.696%	716,419	770,990
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-54 Class WA
11/20/2042	4.779%	1,566,293	1,729,864
CMO Series 2013-75 Class WA
06/20/2040	5.163%	501,026	556,089
Total Residential Mortgage-Backed Securities - Agency (Cost $885,655,595)			905,786,634

Residential Mortgage-Backed Securities - Non-Agency 2.2%

Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	1,063,514	1,082,343
Asset-Backed Funding Certificates Trust(c)
CMO Series 2005-AG1 Class A4
01/25/2034	5.010%	205,257	208,955
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	76,199	81,698
BCAP LLC Trust(a),(c)
CMO Series 2010-RR7 Class 2A1
07/26/2045	4.313%	127,647	128,552
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	4.670%	46,842	48,129
CMO Series 2003-7 Class 6A
10/25/2033	4.419%	239,328	244,920
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 07/25/2034	2.658%	140,312	140,568
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	2.918%	257,186	254,110
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	708,218	707,175
CMO Series 2019-2 Class A1
07/25/2049	2.880%	1,893,767	1,900,712
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	4.711%	431,613	442,873
CMO Series 2007-A1 Class 2A1
02/25/2037	4.697%	131,051	136,130
CMO Series 2007-A1 Class 7A1
02/25/2037	4.534%	95,726	98,309

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	84,269	85,559
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	191,707	201,615
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	4.319%	235,936	234,022
COLT Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A1
03/25/2049	3.705%	1,044,690	1,068,012
CMO Series 2019-2 Class A1
05/25/2049	3.337%	1,925,417	1,962,553
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	204,712	216,247
CMO Series 2004-3 Class A26
04/25/2034	5.500%	108,130	111,874
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	264,536	271,568
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	100,656	105,594
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	169,531	175,685
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	171,691	177,519
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	200,101	207,548
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2010-17R Class 1A1
06/26/2036	4.442%	21,914	21,973
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	3,247,513
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	2,698,504	2,701,103
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	769,257	777,788
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	2.368%	686,277	605,833
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	2.225%	531,865	69,055
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	243,664	257,664
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	2.518%	15,154	14,309
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	4.677%	838,388	867,779
Headlands Residential(a)
CMO Series 2018-RPL1 Class A
06/25/2023	4.250%	3,125,000	3,143,297
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,684,888
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	3,600,000	3,634,524
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	2.618%	197,442	199,284
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	118,267	122,124
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 05/25/2036	2.368%	117,044	119,111
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 08/25/2036	2.368%	127,630	127,762
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	4.519%	284,844	294,837
CMO Series 2007-A1 Class 5A5
07/25/2035	4.627%	231,169	236,826
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	4.791%	161,753	165,099
CMO Series 2004-13 Class 3A7
11/21/2034	4.734%	290,964	298,795

124	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	50,663	52,452
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	162,866	169,580
CMO Series 2004-2 Class A2
08/25/2032	6.500%	256,514	267,434
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.780%, Cap 11.750% 03/25/2028	2.798%	127,023	127,659
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	2.638%	395,746	398,901
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.460%, Cap 11.750% 04/25/2029	2.478%	317,260	316,456
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.750% 01/25/2030	2.820%	80,661	79,795
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	4.165%	231,513	234,043
CMO Series 2004-A4 Class A2
08/25/2034	4.380%	265,142	273,969
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.611%	247,787	268,343
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	146,075	146,955
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 8.000% 12/08/2020	2.617%	497,284	497,578
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	47,568	47,687
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	1,038,895	1,058,789
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	1,498,000	1,498,339
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oportun Funding VII LLC(a)
CMO Series 2017-B Class A
10/10/2023	3.220%	736,000	741,664
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL4 Class A1
09/25/2058	4.826%	1,868,798	1,899,994
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2019	4.750%	14,734	14,885
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2020	5.000%	1,652	1,565
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	227,719	245,448
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	268,578	282,725
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	4.513%	308,585	321,332
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,567,710	1,686,758
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	6,052,401	6,256,336
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	2.804%	714,966	707,738
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	2.684%	562,610	563,296
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	2.644%	549,701	551,316
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	2.618%	249,746	237,804
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	4.061%	104,103	103,135

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 10/19/2034	2.717%	389,884	391,605
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	2.557%	217,524	216,340
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	367,907	383,008
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	4.235%	451,758	458,993
CMO Series 2003-40A Class 3A2
01/25/2034	4.379%	258,216	263,749
CMO Series 2004-6XS Class A5A
03/25/2034	5.608%	194,918	199,359
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.608%	233,902	239,228
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	4.168%	213,250	217,975
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,494,000	2,498,416
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	222,199	250,973
Vericrest Opportunity Loan Transferee(a),(c),(d)
CMO Series 2018-FT1 Class A1
03/29/2021	5.900%	330,577	329,056
Vericrest Opportunity Loan Transferee LXIV LLC(a)
Series 2017-NP11 Class A1
10/25/2047	3.375%	1,566,291	1,568,684
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1A
08/25/2048	4.213%	992,246	994,727
Vericrest Opportunity Loan Transferee LXX LLC(a),(c)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	1,058,862	1,062,674
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	3,245,359	3,256,642
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	2,836,976	2,853,844
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(c)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	891,478	901,308
CMO Series 2019-2 Class A1
04/25/2059	3.211%	3,728,636	3,764,186
CMO Series 2019-3 Class A1
07/25/2059	2.784%	3,686,530	3,687,368
CMO Series 2019-INV1 Class A1
12/25/2059	3.402%	1,382,911	1,398,373
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	1,678,673	1,672,696
Visio Trust(a),(c)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	830,149	834,143
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	4.174%	384,458	397,940
CMO Series 2003-AR5 Class A7
06/25/2033	4.684%	137,208	141,325
CMO Series 2003-AR6 Class A1
06/25/2033	4.709%	169,740	174,845
CMO Series 2003-AR7 Class A7
08/25/2033	4.402%	216,278	220,958
CMO Series 2004-AR3 Class A2
06/25/2034	4.499%	126,278	129,707
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	54,108	55,080
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2003-J Class 2A1
10/25/2033	4.378%	67,667	69,311
CMO Series 2004-EE Class 2A1
12/25/2034	4.945%	26,136	27,066
CMO Series 2004-G Class A3
06/25/2034	4.991%	39,180	40,166
CMO Series 2004P Class 2A1
09/25/2034	4.860%	379,858	394,605
CMO Series 2004-U Class A1
10/25/2034	4.787%	360,729	368,214
CMO Series 2004-W Class A9
11/25/2034	4.843%	240,342	239,549
CMO Series 2005-AR3 Class 1A1
03/25/2035	4.978%	934,714	973,837
CMO Series 2005-AR8 Class 2A1
06/25/2035	4.992%	51,166	51,832
CMO Series 2005-AR9 Class 2A1
10/25/2033	4.658%	118,583	121,437

126	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	226,955	234,803
CMO Series 2005-14 Class 1A1
12/25/2035	5.500%	163,111	171,870
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $78,663,037)			80,189,702

U.S. Government & Agency Obligations 1.7%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,866,168
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	3,750,000	2,978,831
Subordinated
10/09/2019	0.000%	5,055,000	5,052,448
Israel Government AID Bond(i)
11/01/2024	0.000%	10,385,000	9,341,432
08/15/2025	0.000%	2,500,000	2,205,795
11/15/2026	0.000%	1,500,000	1,277,480
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,401,492
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,540,338
Residual Funding Corp.(i)
STRIPS
10/15/2019	0.000%	9,545,000	9,536,984
10/15/2020	0.000%	7,500,000	7,351,005
Resolution Funding Corp.(i)
01/15/2026	0.000%	535,000	469,427
10/15/2027	0.000%	470,000	399,100
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	7,060,677
09/15/2060	4.625%	835,000	1,210,145
09/15/2065	4.250%	1,423,000	1,963,091
Tennessee Valley Authority(i)
STRIPS
11/01/2025	0.000%	8,500,000	7,513,218
06/15/2035	0.000%	750,000	494,081
Total U.S. Government & Agency Obligations (Cost $58,244,076)			61,661,712

U.S. Treasury Obligations 25.4%

U.S. Treasury
06/30/2020	2.500%	1,667,000	1,674,814
07/15/2020	1.500%	5,343,000	5,328,182
08/31/2020	1.375%	12,901,000	12,846,574
10/31/2020	2.875%	1,000,000	1,011,289
11/15/2020	2.625%	3,357,000	3,387,161
12/31/2020	1.750%	1,840,000	1,838,994
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2021	3.625%	6,600,000	6,766,547
02/28/2021	1.125%	2,500,000	2,478,320
04/30/2021	2.250%	1,897,000	1,912,265
05/15/2021	2.625%	11,080,100	11,240,242
05/15/2021	3.125%	7,000,000	7,154,219
05/31/2021	2.000%	2,000,000	2,009,375
07/15/2021	2.625%	184,000	186,997
09/30/2021	1.500%	1,000	998
10/31/2021	1.250%	7,000,000	6,943,672
10/31/2021	2.000%	1,500,000	1,510,547
01/15/2022	2.500%	22,980,000	23,425,237
04/15/2022	2.250%	17,123,000	17,391,885
07/31/2022	2.000%	6,000,000	6,069,375
08/31/2022	1.625%	44,353,000	44,394,581
09/15/2022	1.500%	14,440,000	14,412,925
09/30/2022	1.750%	5,000,000	5,025,000
10/31/2022	2.000%	6,641,000	6,723,494
02/28/2023	2.625%	10,908,000	11,284,667
04/30/2023	1.625%	5,969,000	5,978,327
04/30/2023	2.750%	18,337,000	19,081,941
05/15/2023	1.750%	5,474,000	5,506,074
05/31/2023	2.750%	37,348,000	38,900,276
06/30/2023	1.375%	4,000,000	3,970,938
07/31/2023	2.750%	19,845,000	20,708,568
08/15/2023	2.500%	7,350,000	7,605,527
08/31/2023	2.750%	17,368,000	18,141,419
10/31/2023	1.625%	8,000,000	8,018,125
02/29/2024	2.125%	11,098,000	11,362,445
05/15/2024	2.500%	640,000	666,450
06/30/2024	2.000%	565,000	576,035
07/31/2024	1.750%	4,000	4,036
08/31/2024	1.250%	4,309,000	4,249,078
08/31/2024	1.875%	742,000	753,014
09/30/2024	1.500%	22,993,000	22,937,314
10/31/2024	2.250%	7,752,000	8,006,363
11/15/2024	2.250%	837,000	864,529
04/30/2025	2.875%	525,000	560,848
05/31/2025	2.875%	45,336,000	48,463,476
08/31/2025	2.750%	37,495,000	39,911,670
11/15/2025	2.250%	8,840,000	9,168,738
11/30/2025	2.875%	282,000	302,820
12/31/2025	2.625%	20,950,000	22,207,000
02/15/2026	1.625%	5,353,000	5,355,509
05/15/2026	1.625%	395,000	395,185
08/15/2026	1.500%	284,000	281,737
08/31/2026	1.375%	8,567,000	8,429,125
09/30/2026	1.625%	9,368,000	9,369,464
11/15/2026	2.000%	1,085,000	1,112,803
02/15/2027	2.250%	502,000	523,727
08/15/2029	1.625%	8,554,000	8,515,240
02/15/2031	5.375%	66,900	92,228
05/15/2040	4.375%	1,000,000	1,406,406
11/15/2040	4.250%	5,074,000	7,041,761
11/15/2041	3.125%	4,640,000	5,529,575
08/15/2042	2.750%	4,500,000	5,051,953
02/15/2043	3.125%	25,510,000	30,424,661
08/15/2043	3.625%	1,500,000	1,934,531

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	127

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2043	3.750%	7,932,000	10,433,059
02/15/2044	3.625%	16,518,000	21,354,677
05/15/2044	3.375%	5,000,000	6,228,906
08/15/2044	3.125%	21,621,000	25,908,039
11/15/2044	3.000%	25,624,000	30,104,196
02/15/2045	2.500%	12,825,000	13,800,902
08/15/2045	2.875%	20,600,000	23,738,281
05/15/2046	2.500%	11,948,000	12,868,369
08/15/2046	2.250%	2,209,000	2,265,260
05/15/2049	2.875%	1,453,000	1,694,561
08/15/2049	2.250%	7,291,000	7,499,477
U.S. Treasury(i)
STRIPS
02/15/2021	0.000%	30,520,000	29,792,766
05/15/2021	0.000%	18,630,000	18,119,858
08/15/2021	0.000%	11,045,000	10,702,432
11/15/2021	0.000%	6,245,000	6,025,449
02/15/2022	0.000%	3,790,000	3,644,322
05/15/2022	0.000%	9,005,000	8,626,860
08/15/2022	0.000%	1,700,000	1,623,035
11/15/2022	0.000%	3,750,000	3,564,697
02/15/2023	0.000%	20,665,000	19,575,244
05/15/2023	0.000%	8,680,000	8,188,359
08/15/2023	0.000%	2,320,000	2,180,709
11/15/2023	0.000%	1,300,000	1,216,922
02/15/2024	0.000%	1,350,000	1,258,453
08/15/2024	0.000%	1,000,000	924,688
11/15/2024	0.000%	4,500,000	4,144,395
02/15/2025	0.000%	1,000,000	914,219
05/15/2025	0.000%	2,500,000	2,280,273
02/15/2026	0.000%	500,000	449,551
11/15/2028	0.000%	700,000	596,914
11/15/2029	0.000%	2,600,000	2,167,953
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2030	0.000%	6,250,000	5,126,465
11/15/2030	0.000%	2,415,000	1,969,074
02/15/2031	0.000%	4,185,000	3,395,081
11/15/2031	0.000%	6,640,000	5,290,991
02/15/2032	0.000%	6,875,000	5,449,780
08/15/2032	0.000%	1,500,000	1,174,980
11/15/2032	0.000%	10,450,000	8,137,938
02/15/2033	0.000%	9,850,000	7,622,592
08/15/2033	0.000%	4,000,000	3,059,219
11/15/2033	0.000%	7,400,000	5,625,734
02/15/2034	0.000%	4,400,000	3,322,859
05/15/2034	0.000%	2,400,000	1,802,250
08/15/2034	0.000%	8,375,000	6,254,751
11/15/2034	0.000%	1,850,000	1,372,830
02/15/2035	0.000%	4,210,000	3,105,533
11/15/2041	0.000%	13,100,000	8,263,234
Total U.S. Treasury Obligations (Cost $887,334,507)			931,292,413

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(n),(o)	70,399,848	70,392,808
Total Money Market Funds (Cost $70,392,808)		70,392,808
Total Investments in Securities (Cost: $3,641,484,918)		3,789,993,563
Other Assets & Liabilities, Net		(125,827,749)
Net Assets		3,664,165,814

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $551,958,151, which represents 15.06% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2019.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2019, the total value of these securities amounted to $12,151,124, which represents 0.33% of total net assets.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2019, the total value of these securities amounted to $55,112, which represents less than 0.01% of total net assets.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2019.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents a security purchased on a forward commitment basis.
128	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	132,331,417	1,101,144,460	(1,163,076,029)	70,399,848	(2,931)	—	1,299,140	70,392,808
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2019	129

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	34,276	1,888,608
Entertainment 0.3%
IMAX Corp.(a)	70,907	1,556,409
Interactive Media & Services 0.4%
TrueCar, Inc.(a)	168,709	573,610
Yelp, Inc.(a)	39,821	1,383,780
Total		1,957,390
Media 0.2%
Nexstar Media Group, Inc., Class A	9,150	936,136
Total Communication Services		6,338,543
Consumer Discretionary 12.3%
Auto Components 1.3%
Dana, Inc.	71,698	1,035,319
Fox Factory Holding Corp.(a)	29,580	1,841,059
Gentherm, Inc.(a)	41,354	1,699,029
Stoneridge, Inc.(a)	70,306	2,177,377
Total		6,752,784
Automobiles 0.3%
Thor Industries, Inc.	30,393	1,721,460
Diversified Consumer Services 0.4%
Chegg, Inc.(a)	52,880	1,583,756
Grand Canyon Education, Inc.(a)	6,720	659,904
Total		2,243,660
Hotels, Restaurants & Leisure 3.4%
Cheesecake Factory, Inc. (The)	40,010	1,667,617
Chuy’s Holdings, Inc.(a)	49,479	1,225,100
Cracker Barrel Old Country Store, Inc.	13,389	2,177,721
Dave & Buster’s Entertainment, Inc.	46,627	1,816,122
Dine Brands Global, Inc.	6,410	486,262
Eldorado Resorts, Inc.(a)	37,810	1,507,485
Everi Holdings, Inc.(a)	162,714	1,376,560
Lindblad Expeditions Holdings, Inc.(a)	191,631	3,211,735
Common Stocks (continued)
Issuer	Shares	Value ($)
Planet Fitness, Inc., Class A(a)	22,771	1,317,758
Wingstop, Inc.	34,010	2,968,393
Total		17,754,753
Household Durables 1.2%
Installed Building Products, Inc.(a)	41,497	2,379,438
iRobot Corp.(a)	21,530	1,327,755
LGI Homes, Inc.(a)	32,903	2,741,478
Total		6,448,671
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc., Class A(a)	82,158	1,215,528
PetMed Express, Inc.	41,875	754,587
Revolve Group, Inc.(a)	22,190	518,580
Shutterstock, Inc.(a)	40,033	1,445,992
Total		3,934,687
Leisure Products 0.5%
Callaway Golf Co.	81,156	1,575,238
YETI Holdings, Inc.(a)	41,590	1,164,520
Total		2,739,758
Multiline Retail 0.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	28,620	1,678,277
Specialty Retail 3.0%
Boot Barn Holdings, Inc.(a)	107,096	3,737,650
Five Below, Inc.(a)	22,642	2,855,156
Lithia Motors, Inc., Class A	19,170	2,537,725
Monro, Inc.	54,216	4,283,606
Sleep Number Corp.(a)	50,946	2,105,089
Total		15,519,226
Textiles, Apparel & Luxury Goods 1.1%
Crocs, Inc.(a)	66,891	1,856,894
Deckers Outdoor Corp.(a)	6,130	903,317
G-III Apparel Group Ltd.(a)	52,763	1,359,702
Steven Madden Ltd.	51,163	1,831,124
Total		5,951,037
Total Consumer Discretionary		64,744,313
130	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.3%
Beverages 0.3%
Boston Beer Co., Inc. (The), Class A(a)	4,690	1,707,535
Food & Staples Retailing 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	64,361	1,665,019
Grocery Outlet Holding Corp.(a)	23,530	816,020
Performance Food Group Co.(a)	129,189	5,943,986
Sprouts Farmers Market, Inc.(a)	85,860	1,660,532
The Chefs’ Warehouse(a)	58,130	2,343,802
Total		12,429,359
Food Products 1.0%
Freshpet, Inc.(a)	69,589	3,463,444
Simply Good Foods Co. (The)(a)	58,938	1,708,613
Total		5,172,057
Household Products 0.4%
Central Garden & Pet Co., Class A(a)	72,634	2,013,778
Personal Products 0.3%
Inter Parfums, Inc.	20,630	1,443,481
Total Consumer Staples		22,766,210
Energy 0.6%
Energy Equipment & Services 0.4%
Cactus, Inc., Class A(a)	18,570	537,416
Core Laboratories NV	25,427	1,185,407
ProPetro Holding Corp.(a)	79,444	722,146
Total		2,444,969
Oil, Gas & Consumable Fuels 0.2%
GasLog Ltd.	77,033	989,874
Total Energy		3,434,843
Financials 7.4%
Banks 0.7%
Great Western Bancorp, Inc.	50,556	1,668,348
Hilltop Holdings, Inc.	72,856	1,740,530
Total		3,408,878
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.9%
Assetmark Financial Holdings, Inc.(a)	22,864	595,607
Blucora, Inc.(a)	69,459	1,503,093
Cohen & Steers, Inc.	61,666	3,387,313
Houlihan Lokey, Inc.	34,736	1,566,594
Stifel Financial Corp.	52,900	3,035,402
Total		10,088,009
Consumer Finance 0.5%
Green Dot Corp., Class A(a)	33,730	851,682
PRA Group, Inc.(a)	45,567	1,539,709
Total		2,391,391
Insurance 2.5%
AMERISAFE, Inc.	24,301	1,606,539
CNO Financial Group, Inc.	85,811	1,358,388
Employers Holdings, Inc.	31,268	1,362,660
Goosehead Insurance, Inc., Class A	14,943	737,437
Kinsale Capital Group, Inc.	59,519	6,148,908
Primerica, Inc.	13,587	1,728,674
Trupanion, Inc.(a)	19,220	488,572
Total		13,431,178
Thrifts & Mortgage Finance 1.8%
Axos Financial, Inc.(a)	66,507	1,838,919
Essent Group Ltd.	32,381	1,543,602
LendingTree, Inc.(a)	20,065	6,228,778
Total		9,611,299
Total Financials		38,930,755
Health Care 26.1%
Biotechnology 5.9%
ACADIA Pharmaceuticals, Inc.(a)	59,145	2,128,629
Audentes Therapeutics, Inc.(a)	7,480	210,113
BioSpecifics Technologies Corp.(a)	17,307	926,271
Blueprint Medicines Corp.(a)	18,432	1,354,199
CareDx, Inc.(a)	143,740	3,249,961
Eagle Pharmaceuticals, Inc.(a)	30,798	1,742,243
Fate Therapeutics, Inc.(a)	51,700	802,901
Halozyme Therapeutics, Inc.(a)	141,110	2,188,616
Invitae Corp.(a)	84,160	1,621,763
Medicines Co. (The)(a)	34,520	1,726,000

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019	131

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natera, Inc.(a)	85,590	2,807,352
PTC Therapeutics, Inc.(a)	39,686	1,342,181
Radius Health, Inc.(a)	67,528	1,738,846
REGENXBIO, Inc.(a)	24,352	866,931
Repligen Corp.(a)	67,799	5,199,505
Retrophin, Inc.(a)	58,529	678,351
Vanda Pharmaceuticals, Inc.(a)	78,891	1,047,672
Veracyte, Inc.(a)	56,400	1,353,600
Total		30,985,134
Health Care Equipment & Supplies 6.9%
AtriCure, Inc.(a)	50,949	1,270,668
AxoGen, Inc.(a)	77,996	973,390
Cardiovascular Systems, Inc.(a)	40,544	1,926,651
CONMED Corp.	25,650	2,466,248
Glaukos Corp.(a)	59,782	3,736,973
ICU Medical, Inc.(a)	17,167	2,739,853
Integer Holdings Corp.(a)	46,595	3,520,718
iRhythm Technologies, Inc.(a)	33,391	2,474,607
Lantheus Holdings, Inc.(a)	73,143	1,833,329
Merit Medical Systems, Inc.(a)	36,620	1,115,445
Neuronetics, Inc.(a)	60,229	500,503
Novocure Ltd.(a)	25,367	1,896,944
Orthofix Medical, Inc.(a)	31,833	1,687,786
OrthoPediatrics Corp.(a)	35,820	1,263,013
Quidel Corp.(a)	31,600	1,938,660
Shockwave Medical, Inc.(a)	35,681	1,067,932
SI-BONE, Inc.(a)	55,890	987,576
Silk Road Medical, Inc.(a)	15,290	497,384
Tactile Systems Technology, Inc.(a)	30,217	1,278,784
Tandem Diabetes Care, Inc.(a)	17,010	1,003,250
Vapotherm, Inc.(a)	84,400	799,268
Varex Imaging Corp.(a)	51,968	1,483,167
Total		36,462,149
Health Care Providers & Services 5.1%
Amedisys, Inc.(a)	47,387	6,208,171
AMN Healthcare Services, Inc.(a)	53,479	3,078,251
BioTelemetry, Inc.(a)	65,065	2,650,098
HealthEquity, Inc.(a)	51,328	2,933,139
LHC Group, Inc.(a)	31,407	3,566,579
Common Stocks (continued)
Issuer	Shares	Value ($)
Molina Healthcare, Inc.(a)	27,272	2,992,284
R1 RCM, Inc.(a)	121,866	1,088,263
U.S. Physical Therapy, Inc.	32,848	4,288,306
Total		26,805,091
Health Care Technology 3.5%
Health Catalyst, Inc.(a)	21,609	683,709
HMS Holdings Corp.(a)	115,751	3,989,358
Inspire Medical Systems, Inc.(a)	28,827	1,759,023
Omnicell, Inc.(a)	79,545	5,748,717
Phreesia, Inc.(a)	36,969	896,129
Teladoc Health, Inc.(a)	74,914	5,073,176
Vocera Communications, Inc.(a)	15,980	393,907
Total		18,544,019
Life Sciences Tools & Services 3.5%
Adaptive Biotechnologies Corp.(a)	15,370	474,933
Bruker Corp.	88,499	3,887,761
Codexis, Inc.(a)	260,583	3,573,896
Medpace Holdings, Inc.(a)	59,631	5,011,389
NeoGenomics, Inc.(a)	126,902	2,426,366
Pra Health Sciences, Inc.(a)	31,889	3,164,346
Total		18,538,691
Pharmaceuticals 1.2%
Amphastar Pharmaceuticals, Inc.(a)	60,378	1,197,296
Collegium Pharmaceutical, Inc.(a)	82,893	951,612
MyoKardia, Inc.(a)	16,110	840,136
Reata Pharmaceuticals, Inc., Class A(a)	6,160	494,586
Supernus Pharmaceuticals, Inc.(a)	116,604	3,204,278
Total		6,687,908
Total Health Care		138,022,992
Industrials 18.6%
Aerospace & Defense 1.9%
Astronics Corp.(a)	69,597	2,044,760
Kratos Defense & Security Solutions, Inc.(a)	191,673	3,564,159
Mercury Systems, Inc.(a)	53,439	4,337,644
Total		9,946,563

132	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.5%
Echo Global Logistics, Inc.(a)	60,470	1,369,646
Forward Air Corp.	56,477	3,598,714
HUB Group, Inc., Class A(a)	41,398	1,925,007
Radiant Logistics, Inc.(a)	172,253	890,548
Total		7,783,915
Airlines 0.6%
Skywest, Inc.	50,810	2,916,494
Building Products 0.7%
Builders FirstSource, Inc.(a)	97,599	2,008,100
CSW Industrials, Inc.	21,907	1,512,240
Total		3,520,340
Commercial Services & Supplies 2.6%
Casella Waste Systems, Inc., Class A(a)	119,410	5,127,465
Cimpress NV(a)	12,347	1,627,829
Covanta Holding Corp.	106,970	1,849,511
Healthcare Services Group, Inc.	57,988	1,408,529
Herman Miller, Inc.	45,727	2,107,557
Steelcase, Inc., Class A	89,201	1,641,298
Total		13,762,189
Construction & Engineering 1.9%
Comfort Systems U.S.A., Inc.	33,625	1,487,234
Dycom Industries, Inc.(a)	40,132	2,048,739
MasTec, Inc.(a)	102,010	6,623,509
Total		10,159,482
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	73,813	2,240,224
Generac Holdings, Inc.(a)	24,188	1,894,888
TPI Composites, Inc.(a)	102,433	1,920,619
Total		6,055,731
Machinery 5.1%
Albany International Corp., Class A	36,832	3,320,773
Chart Industries, Inc.(a)	40,382	2,518,221
EnPro Industries, Inc.	22,684	1,557,257
Milacron Holdings Corp.(a)	87,824	1,464,026
Mueller Industries, Inc.	52,879	1,516,570
Proto Labs, Inc.(a)	31,862	3,253,110
Rexnord Corp.(a)	214,220	5,794,651
Common Stocks (continued)
Issuer	Shares	Value ($)
SPX Corp.(a)	45,973	1,839,380
SPX FLOW, Inc.(a)	50,329	1,985,982
Tennant Co.	24,763	1,750,744
Watts Water Technologies, Inc., Class A	21,249	1,991,669
Total		26,992,383
Professional Services 2.6%
ASGN, Inc.(a)	102,370	6,434,978
Insperity, Inc.	56,916	5,613,056
Korn/Ferry International	41,246	1,593,746
Total		13,641,780
Trading Companies & Distributors 0.6%
SiteOne Landscape Supply, Inc.(a)	18,740	1,387,135
Systemax, Inc.	83,603	1,840,102
Total		3,227,237
Total Industrials		98,006,114
Information Technology 23.6%
Communications Equipment 0.8%
Ciena Corp.(a)	37,864	1,485,405
Netscout Systems, Inc.(a)	59,358	1,368,796
Viavi Solutions, Inc.(a)	110,874	1,552,790
Total		4,406,991
Electronic Equipment, Instruments & Components 2.6%
ePlus, Inc.(a)	27,043	2,057,702
Fabrinet(a)	47,949	2,507,732
II-VI, Inc.(a)	82,648	2,910,036
nLight, Inc.(a)	24,377	381,744
Novanta, Inc.(a)	50,690	4,142,387
Plexus Corp.(a)	32,733	2,046,140
Total		14,045,741
IT Services 2.3%
Carbonite, Inc.(a)	165,715	2,566,925
Endava PLC, ADR(a)	31,878	1,206,582
Evo Payments, Inc., Class A(a)	66,000	1,855,920
InterXion Holding NV(a)	39,990	3,257,586
Virtusa Corp.(a)	84,926	3,059,035
Total		11,946,048

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.6%
Ambarella, Inc.(a)	37,394	2,349,652
Diodes, Inc.(a)	38,570	1,548,585
Entegris, Inc.	59,094	2,780,964
Formfactor, Inc.(a)	103,235	1,924,816
Impinj, Inc.(a)	45,630	1,406,773
Inphi Corp.(a)	36,493	2,227,898
Lattice Semiconductor Corp.(a)	100,518	1,837,971
Monolithic Power Systems, Inc.	1,900	295,697
Photronics, Inc.(a)	140,043	1,523,668
Power Integrations, Inc.	29,904	2,704,219
Rudolph Technologies, Inc.(a)	55,988	1,475,844
Semtech Corp.(a)	116,885	5,681,780
Silicon Laboratories, Inc.(a)	33,923	3,777,326
Total		29,535,193
Software 12.0%
Altair Engineering, Inc., Class A(a)	39,648	1,372,614
Anaplan, Inc.(a)	9,785	459,895
Blackline, Inc.(a)	31,889	1,524,613
Bottomline Technologies de, Inc.(a)	34,747	1,367,294
Box, Inc., Class A(a)	89,702	1,485,465
CommVault Systems, Inc.(a)	36,352	1,625,298
Cornerstone OnDemand, Inc.(a)	33,053	1,811,965
Descartes Systems Group, Inc. (The)(a)	63,694	2,567,505
Envestnet, Inc.(a)	118,522	6,720,197
Everbridge, Inc.(a)	14,740	909,605
Five9, Inc.(a)	67,035	3,602,461
ForeScout Technologies, Inc.(a)	58,531	2,219,496
Globant SA(a)	16,070	1,471,691
j2 Global, Inc.	61,640	5,598,145
Mimecast Ltd.(a)	39,040	1,392,557
New Relic, Inc.(a)	28,452	1,748,375
Paylocity Holding Corp.(a)	16,500	1,610,070
Pegasystems, Inc.	48,755	3,317,778
Q2 Holdings, Inc.(a)	59,868	4,721,789
Qualys, Inc.(a)	25,571	1,932,401
Rapid7, Inc.(a)	94,610	4,294,348
RealPage, Inc.(a)	24,190	1,520,583
ShotSpotter, Inc.(a)	31,446	724,201
Common Stocks (continued)
Issuer	Shares	Value ($)
SPS Commerce, Inc.(a)	73,299	3,450,184
Talend SA, ADR(a)	77,175	2,622,407
Varonis Systems, Inc.(a)	30,162	1,803,084
Verint Systems, Inc.(a)	36,083	1,543,631
Total		63,417,652
Technology Hardware, Storage & Peripherals 0.3%
Stratasys Ltd.(a)	73,644	1,568,985
Total Information Technology		124,920,610
Materials 2.3%
Chemicals 1.7%
Balchem Corp.	29,330	2,909,243
Ingevity Corp.(a)	12,330	1,046,077
Innospec, Inc.	22,005	1,961,526
Kraton Performance Polymers, Inc.(a)	43,950	1,419,145
PQ Group Holdings, Inc.(a)	89,490	1,426,471
Total		8,762,462
Metals & Mining 0.3%
Carpenter Technology Corp.	19,404	1,002,411
Mayville Engineering Co., Inc.(a)	66,275	874,167
Total		1,876,578
Paper & Forest Products 0.3%
Boise Cascade Co.	47,521	1,548,709
Total Materials		12,187,749
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 1.8%
American Assets Trust, Inc.	46,415	2,169,437
CareTrust REIT, Inc.	140,597	3,304,733
EastGroup Properties, Inc.	17,657	2,207,478
QTS Realty Trust Inc., Class A	35,488	1,824,438
Total		9,506,086
Real Estate Management & Development 0.4%
Kennedy-Wilson Holdings, Inc.	87,158	1,910,503
Total Real Estate		11,416,589
Total Common Stocks (Cost $492,782,280)		520,768,718

134	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2019 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	7,380,119	7,379,381
Total Money Market Funds (Cost $7,379,381)		7,379,381
Total Investments in Securities (Cost: $500,161,661)		528,148,099
Other Assets & Liabilities, Net		(85,427)
Net Assets		528,062,672
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	10,216,185	113,440,498	(116,276,564)	7,380,119	(22)	—	172,910	7,379,381
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2019	135